SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 46	☑
(File No. 333-69777)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 92	☑
(File No. 811-04298)
(Check appropriate box or boxes.)
Exact Name of Registrant:
RiverSource Variable Life Separate Account
Name of Depositor:
RIVERSOURCE LIFE INSURANCE COMPANY
Address of Depositor’s Principal Executive Offices, Zip Code
Depositor’s Telephone Number, including Area Code:
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919
Name and Address of Agent for Service:
Dixie Carroll, Esq.
5229 Ameriprise Financial Center
Minneapolis, MN 55474
Approximate Date of Proposed Public Offering N/A
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on May 1, 2014 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A:

Prospectus

May 1, 2014

RiverSource®

Variable Universal Life IV
Variable Universal Life IV – Estate Series

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

New policies are not currently being offered.

Issued by:	RiverSource Life Insurance Company (RiverSource Life)

70100 Ameriprise Financial Center
Minneapolis, MN 55474
Telephone: 1-800-862-7919
(Home Office)
Website address: riversource.com/lifeinsurance
RiverSource Variable Life Separate Account

This prospectus contains information that you should know before investing in RiverSource Variable Universal Life IV (VUL IV) or RiverSource Variable Universal Life IV – Estate Series (VUL IV – ES). VUL IV – ES is a life insurance policy with an initial specified amount of $1,000,000.00 or more. We reserve the right to offer the Estate Series at a lower specified amount on a promotional basis and/or to certain groups of individuals such as current or retired employees and financial advisors of Ameriprise Financial, Inc. or its subsidiaries, and their spouses or domestic partners, where such promotion or group offering is expected to result in overall cost reductions to RiverSource Life.

All other policies are VUL IV policies. The information in this prospectus applies to both VUL IV – ES and VUL IV unless stated otherwise.

The purpose of each policy is to provide life insurance protection on the life of the insured and to potentially build policy value. Each policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured’s death. You may direct your net premiums or transfers to:

•	A fixed account to which we credit interest.

•	Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under these policies. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

Please note that your investments in a policy and its underlying funds:

•	Are NOT deposits or obligations of a bank or financial institution;

•	Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

•	Are subject to risks including loss of the amount you invested and the policy ending without value.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  1

2  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

Fee Tables(a)

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy or surrender the policy.

TRANSACTION FEES

AMOUNT DEDUCTED
CHARGE	WHEN CHARGE IS DEDUCTED	VUL IV	VUL IV – ES
Premium Expense Charge	When you pay premium.	5% of each premium payment.	5% of each premium payment.

Surrender Charge(b)	When you surrender your policy for its full cash surrender value, or the policy lapses, during the first ten years and for ten years after requesting an increase in the specified amount.
Rate per $1,000 of initial specified amount:

Minimum: $5.11 — Female, Standard, Age 1.

Maximum: $47.51 — Male, Standard Tobacco, Age 85.

Representative Insured: $9.01 — Male, Preferred Nontobacco, Age 35.

Rate per $1,000 of initial specified amount:

Minimum: $5.11 — Female, Standard, Age 1.

Maximum: $47.51 — Male, Standard Tobacco, Age 85.

Representative Insured: $10.42 — Male, Preferred Nontobacco, Age 40.

For 2001 CSO policies:

VUL IV

Rate per $1,000 of initial specified amount:

Minimum: $5.11 — Female, Standard, Age 1.

Maximum: $47.51 — Male, Standard Tobacco, Age 70.

Representative Insured: $9.01 — Male, Preferred Nontobacco, Age 35.

VUL IV – ES

Rate per $1,000 of initial specified amount:

Minimum: $5.11 — Female, Standard, Age 1.

Maximum: $47.51 — Male, Standard Tobacco, Age 70.

Representative Insured: $10.42 — Male, Preferred Nontobacco, Age 40.

Partial Surrender Fee	When you surrender part of the value of your policy.	The lesser of: • $25; or • 2% of the amount surrendered.	The lesser of: • $25; or • 2% of the amount surrendered.

Accelerated Benefit Rider for Terminal Illness Charge (ABRTI)	Upon payment of Accelerated Benefit.	The greater of $300 or 1% of the Initial Accelerated Benefit per payment.	The greater of $300 or 1% of the Initial Accelerated Benefit per payment.

Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds	When you take a loan or surrender and proceeds are sent by express mail or electronic fund transfer.	• $25 — United States. • $35 — International.	$25 — United States. $35 — International.

(a)	In prior policies, the “Standard Tobacco” risk classification was the “Smoker” risk classification and the “Preferred Nontobacco” risk classification was the “Preferred nonsmoker” risk classification.
(b)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  3

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

AMOUNT DEDUCTED
CHARGE	WHEN CHARGE IS DEDUCTED	VUL IV	VUL IV – ES
Cost of Insurance Charge(a)	Monthly.
Monthly rate per $1,000 of net amount at risk:

Minimum: $.055 — Female, Standard, Age 10: Duration 1.

Maximum: $83.3325 — Male, Standard Tobacco, Attained Insurance Age 99.

Representative Insured: $.1425 — Male, Preferred Nontobacco, Age 35: Duration 1.

Monthly rate per $1,000 of net amount at risk:

Minimum: $.055 — Female, Standard, Age 10: Duration 1.

Maximum: $83.3325 — Male, Standard Tobacco, Attained Insurance Age 99.

Representative Insured: $.1975 — Male, Preferred Nontobacco, Age 40: Duration 1.

For 2001 CSO policies:

VUL IV

Monthly rate per $1,000 of net amount at risk:

Minimum: $.015 — Female, Standard, Age 3: Duration 1.

Maximum: $37.1175 — Male, Standard Tobacco, Age 90: Duration 10.

Representative Insured: $.0925 — Male, Preferred Nontobacco, Age 35: Duration 1.

VUL IV – ES

Monthly rate per $1,000 of net amount at risk:

Minimum: $.015 — Female, Standard, Age 3: Duration 1.

Maximum: $37.1175 — Male, Standard Tobacco, Age 90: Duration 10.

Representative Insured: $.125 — Male, Preferred Nontobacco, Age 40: Duration 1.

Policy Fee	Monthly.	Guaranteed: $7.50 per month. Current: $7.50 per month for initial specified amounts below $250,000; and $0 per month for initial specified amounts of $250,000 and above.	Guaranteed: $7.50 per month. Current: $0 per month.

Mortality and Expense Risk Charge	Daily.	Guaranteed: .90% of the average daily net asset value of the subaccounts for all policy years.

Current:
• .90% for policy years 1-10;
• .45% for policy years 11-20; and
• .30% for policy years 21 and after.	Guaranteed: .90% of the average daily net asset value of the subaccounts for all policy years.

Current:
• .90% for policy years 1-10;
• .30% for policy years 11-20; and
• .20% for policy years 21 and after.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.

4  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

CHARGES OTHER THAN FUND OPERATING EXPENSES (continued)

AMOUNT DEDUCTED
CHARGE	WHEN CHARGE IS DEDUCTED	VUL IV	VUL IV – ES
Interest Rate on Loans	Charged daily and due at the end of the policy year.	Guaranteed: 5% per year. Current: • 5% for policy years 1-10; • 3% for policy years 11+.	Guaranteed: 5% per year. Current: • 5% for policy years 1-10; • 3% for policy years 11+.

For prior policies:
		Guaranteed: 6% per year.	Guaranteed: 6% per year.
		Current:	Current:
		• 6% for policy years 1-10;	• 6% for policy years 1-10;
		• 4% for policy years 11+.	• 4% for policy years 11+.

Interest Rate on Payments under Accelerated Benefit Rider for Terminal Illness (ABRTI)	Annually, payable at the end of each policy year.	Guaranteed:
• As set forth in the “Interest Rate on Loans” section of the policy, for that part of the accelerated benefit which does not exceed the policy value available for loan when an accelerated benefit is requested.
• For that part of an accelerated benefit which exceeds the policy value available for loan when the accelerated benefit is requested, the greater of the current yield on 90 day Treasury bills or the current maximum statutory adjustable policy loan interest rate expressed as an annual effective rate.

Accidental Death Benefit Rider (ADB)(a)	Monthly.	Monthly rate per $1,000 of accidental death benefit amount: Minimum: $.04 — Female, Age 5. Maximum: $.16 — Male, Age 69. Representative Insured: $.08 — Male, Preferred Nontobacco, Age 35.	Monthly rate per $1,000 of accidental death benefit amount: Minimum: $.04 — Female, Age 5. Maximum: $.16 — Male, Age 69. Representative Insured: $.08 — Male, Preferred Nontobacco, Age 40.

Automatic Increase Benefit Rider (AIB)	No charge.	No charge for this rider, however, the additional insurance added by the rider is subject to monthly cost of insurance charges.	No charge for this rider, however, the additional insurance added by the rider is subject to monthly cost of insurance charges.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  5

CHARGES OTHER THAN FUND OPERATING EXPENSES (continued)

AMOUNT DEDUCTED
CHARGE	WHEN CHARGE IS DEDUCTED	VUL IV	VUL IV – ES
Base Insured Rider (BIR)(a)(b)(c)	Monthly.
Monthly rate per $1,000 of base insured rider specified amount:

Minimum:
$.055 — Female,
Standard, Age 10: Duration 1.

Maximum:
$83.3325 — Male,
Standard Tobacco, Age 99.

Representative Insured: $.1425 — Male, Preferred Nontobacco, Age 35: Duration 1.

Monthly rate per $1,000 of base insured rider specified amount:

Minimum:
$.055 — Female,
Standard, Age 10: Duration 1.

Maximum:
$83.3325 — Male,
Standard Tobacco, Age 99.

Representative Insured: $.1975 — Male, Preferred Nontobacco, Age 40: Duration 1.

Children’s Insurance Rider (CIR)	Monthly.	Monthly rate per $1,000 of CIR specified amount: $.58.	Monthly rate per $1,000 of CIR specified amount: $.58.

Other Insured Rider (OIR)(a)(b)(c)	Monthly.
Monthly rate per $1,000 of OIR specified amount:

Minimum:
$.055 — Female, Standard,
Age 10: Duration 1.

Maximum:
$83.3325 — Male, Standard
Tobacco, Age 99.

Representative Insured: $.1425 — Male, Preferred Nontobacco, Age 35: Duration 1.

Monthly rate per $1,000 of OIR specified amount:

Minimum:
$.055 — Female, Standard,
Age 10: Duration 1.

Maximum:
$83.3325 — Male, Standard
Tobacco, Age 99.

Representative Insured: $.1975 — Male, Preferred Nontobacco, Age 40: Duration 1.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.
(b)	Any OIR or BIR currently in force on a policy cannot be increased.
(c)	The BIR and OIR are no longer available for purchase.

6  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

CHARGES OTHER THAN FUND OPERATING EXPENSES (continued)

AMOUNT DEDUCTED
CHARGE	WHEN CHARGE IS DEDUCTED	VUL IV	VUL IV – ES
Waiver of Monthly Deduction Rider (WMD)(a)	Monthly.
For policies purchased on or after Feb. 21, 2005:

Monthly rate per $1,000 of net amount risk plus the BIR specified amount and the OIR specified amounts if applicable:

Minimum:
$.00692 — Female,
Nontobacco, Age 20.

Maximum:
$.34212 — Male,
Standard Tobacco, Age 59.

Representative Insured:
$.04009 — Male,
Preferred Nontobacco, Age 35.

For policies purchased on or after Feb. 21, 2005:

Monthly rate per $1,000 of net amount of risk plus the BIR specified amount and the OIR specified amounts if applicable:

Minimum:
$.00692 — Female,
Nontobacco, Age 20.

Maximum:
$.34212 — Male,
Standard Tobacco, Age 59.

Representative Insured:
$.01899 — Male,
Preferred Nontobacco, Age 40.

For all other policies:
Monthly rate per $1,000 of net amount of risk plus the BIR specified amount and the OIR specified amounts if applicable.
Minimum:
$.01 — Female,
Standard, Age 5.

Maximum:
$.27750 — Male,
Standard Tobacco, Age 59.

Representative Insured: $.0175 — Male,
Preferred Nontobacco, Age 35.

If you have a CIR, there will be an additional charge of $.02 per month per $1,000 of the CIR specified amount.

For all other policies:
Monthly rate per $1,000 of net amount risk plus the BIR specified amount and the OIR specified amounts if applicable.
Minimum:
$.01 — Female,
Standard, Age 5.

Maximum:
$.27750 — Male,
Standard Tobacco, Age 59.

Representative Insured: $.0225 — Male,
Preferred Nontobacco, Age 40.

If you have a CIR, there will be an additional charge of $.02 per month per $1,000 of the CIR specified amount.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  7

CHARGES OTHER THAN FUND OPERATING EXPENSES (continued)

AMOUNT DEDUCTED
CHARGE	WHEN CHARGE IS DEDUCTED	VUL IV	VUL IV – ES
Waiver of Premium Rider (WP)(a)	Monthly.
Monthly rate multiplied by the greater of the monthly-specified premium selected for the rider or the monthly deduction for the policy and any other riders attached to the policy.

Minimum: $.03206 — Male, Nontobacco, Age 20.

Maximum: $.40219 — Female,
Standard Tobacco, Age 59.

Representative Insured: $.04009 — Male, Preferred Nontobacco, Age 35.

Monthly rate multiplied by the greater of the monthly-specified premium selected for the rider or the monthly deduction for the policy and any other riders attached to the policy.

Minimum: $.03206 — Male, Nontobacco, Age 20.

Maximum: $.40219 — Female,
Standard Tobacco, Age 59.

Representative Insured: $.04649 — Male, Preferred Nontobacco, Age 40.

AdvanceSource® Accelerated Benefit Rider for Chronic Illness (ASR)(a)(b)(c)(d)	Monthly (while the rider is in effect)
Monthly rate per $1,000 of the rider specified amount:

Minimum:
0.0025, Male,
Age 20, Super Preferred Non-Tobacco: Duration 1, 1% Monthly Benefit Percent.

Maximum:
24.41, Female,
Age 20, Standard Tobacco: Duration 80, 3% Monthly Benefit Percent.

Representative Insured:
0.0025, Male, Age 35, Preferred Non-Tobacco: Duration 1, 2% Monthly Benefit Percent.

Monthly rate per $1,000 of the rider specified amount:

Minimum:
0.0025, Male,
Age 20, Super Preferred Non-Tobacco: Duration 1, 1% Monthly Benefit Percent.

Maximum:
24.41, Female,
Age 20, Standard Tobacco: Duration 80, 3% Monthly Benefit Percent.

Representative Insured:
0.0025, Male,
Age 35, Preferred Non-Tobacco: Duration 1, 2% Monthly Benefit Percent.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.
(b)	The monthly cost of insurance rate is based on the accelerated benefit insured’s sex (except in Montana), risk class, issue age, duration and the monthly benefit percent shown in the “Policy Data” section of the policy. The cost of insurance rates for this rider will not exceed the guaranteed maximum monthly cost of insurance rates for this rider shown in the “Policy Data” section of the policy.
(c)	This rider is only available for 2001 CSO Policies purchased under the Option 1 death benefit on or after April 28, 2009. This rider has a different name in some jurisdictions. (See Appendix B.)
(d)	In Florida, Ohio and North Carolina, the minimum, maximum and representative insured rates for the rider are 0.025 for Male, Age 25, Super Preferred Non-Tobacco, 1% Monthly Benefit; 4.3575, Female, Age 79, Standard Tobacco, 3% Monthly Benefit Percent; and 0.0575, Male, Age 35, Preferred Non-Tobacco, 2% Monthly Benefit for VUL IV, respectively and 0.025 for Male, Age 25, Super Preferred Non-Tobacco, 1% Monthly Benefit; 4.3575, Female, Age 79, Standard Tobacco, 3% Monthly Benefit Percent; and 0.0725, Male, Age 40, Preferred Non-Tobacco, 2% Monthly Benefit for VUL IV – ES .

8  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the policy. These operating expenses are for the fiscal year ended Dec. 31, 2013, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the total annual operating expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Minimum and maximum total annual operating expenses for the funds(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

	Minimum	Maximum

Total expenses before fee waivers and/or expense reimbursements	0.44%	4.82%

(a)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and Statement of Additional Information (SAI).

Total annual operating expenses for each fund*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution		Acquired fund	Total annual
	Management	and/or service	Other	fees and	operating
Fund name**	fees	12b-1 fees	expenses	expenses***	expenses

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	0.70%	0.25%	0.19%	—%	1.14	%(1)

AllianceBernstein VPS Growth and Income Portfolio (Class B)	0.55	0.25	0.05	—	0.85

AllianceBernstein VPS International Value Portfolio (Class B)	0.75	0.25	0.07	—	1.07

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	0.75	0.25	0.10	—	1.10

ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	1.27	—	2.22	(2)

American Century VP International, Class II	1.26	0.25	0.01	—	1.52

American Century VP Value, Class II	0.87	0.25	—	—	1.12

BlackRock Global Allocation V.I. Fund (Class III)	0.62	0.25	0.24	—	1.11	(3)

Calvert VP SRI Balanced Portfolio	0.69	—	0.21	—	0.90

Columbia Variable Portfolio – Balanced Fund (Class 3)	0.64	0.13	0.16	—	0.93

Columbia Variable Portfolio – Cash Management Fund (Class 3)	0.33	0.13	0.15	—	0.61

Columbia Variable Portfolio – Diversified Bond Fund (Class 3)	0.41	0.13	0.14	—	0.68

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)	0.56	0.13	0.14	—	0.83

Columbia Variable Portfolio – Emerging Markets Fund (Class 3)	1.07	0.13	0.23	—	1.43

Columbia Variable Portfolio – Global Bond Fund (Class 3)	0.56	0.13	0.17	—	0.86

Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	0.58	0.13	0.18	—	0.89

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	0.57	0.25	0.15	—	0.97

Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	0.57	0.13	0.15	—	0.85

Columbia Variable Portfolio – International Opportunity Fund (Class 3)	0.79	0.13	0.21	—	1.13

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	0.68	0.13	0.13	—	0.94

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)	0.64	0.13	0.15	—	0.92

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	0.46	0.25	0.13	—	0.84

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)	0.20	0.25	0.46	0.47	1.38	(4)

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)	0.20	0.25	0.20	0.52	1.17	(4)

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)	0.20	0.25	0.08	0.60	1.13	(4)

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)	0.19	0.25	0.06	0.54	1.04

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)	0.76	0.13	0.14	—	1.03

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  9

Total annual operating expenses for each fund* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution		Acquired fund	Total annual
	Management	and/or service	Other	fees and	operating
Fund name**	fees	12b-1 fees	expenses	expenses***	expenses

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)	0.74%	0.13%	0.14%	—%	1.01%

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	0.10	0.13	0.21	—	0.44

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	0.70	0.13	0.13	—	0.96

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	0.79	0.13	0.20	—	1.12

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)	0.36	0.13	0.13	—	0.62

Credit Suisse Trust – Commodity Return Strategy Portfolio	0.50	0.25	0.58	—	1.33	(5)

DWS Alternative Asset Allocation VIP, Class B	0.36	0.25	0.32	1.23	2.16	(6)

Eaton Vance VT Floating-Rate Income Fund	0.58	0.50	0.08	—	1.16

Fidelity® VIP Contrafund® Portfolio Service Class 2	0.55	0.25	0.09	—	0.89

Fidelity® VIP Growth & Income Portfolio Service Class 2	0.45	0.25	0.13	—	0.83

Fidelity® VIP Mid Cap Portfolio Service Class 2	0.55	0.25	0.09	—	0.89

Fidelity® VIP Overseas Portfolio Service Class 2	0.70	0.25	0.14	—	1.09

FTVIPT Franklin Global Real Estate VIP Fund – Class 2**	1.05	0.25	0.05	—	1.35	(7)

FTVIPT Franklin Income VIP Fund – Class 2	0.45	0.25	0.02	—	0.72

FTVIPT Franklin Mutual Shares VIP Fund – Class 2**	0.60	0.25	0.11	—	0.96

FTVIPT Franklin Small Cap Value VIP Fund – Class 2**	0.50	0.25	0.13	—	0.88

FTVIPT Templeton Global Bond VIP Fund – Class 2	0.46	0.25	0.05	—	0.76

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	0.80	—	0.06	—	0.86	(8)

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares	0.15	0.40	1.39	0.90	2.84	(9)

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares**	0.62	—	0.09	—	0.71	(10)

Invesco V.I. American Franchise Fund, Series II Shares	0.67	0.25	0.29	—	1.21

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.90	0.25	0.21	0.11	1.47	(11)

Invesco V.I. Comstock Fund, Series II Shares	0.56	0.25	0.28	—	1.09	(12)

Invesco V.I. Diversified Dividend Fund, Series I Shares	0.50	—	0.22	0.01	0.73	(13)

Invesco V.I. International Growth Fund, Series II Shares	0.71	0.25	0.31	0.01	1.28	(14)

Invesco V.I. Mid Cap Growth Fund, Series I Shares	0.75	—	0.33	—	1.08

Invesco V.I. Mid Cap Growth Fund, Series II Shares	0.75	0.25	0.33	—	1.33

Invesco V.I. Technology Fund, Series I Shares	0.75	—	0.42	—	1.17

Ivy Funds VIP Asset Strategy	0.68	0.25	0.05	—	0.98	(15)

Janus Aspen Series Global Technology Portfolio: Service Shares	0.64	0.25	0.13	—	1.02

Janus Aspen Series Janus Portfolio: Service Shares	0.49	0.25	0.05	—	0.79

Janus Aspen Series Overseas Portfolio: Service Shares	0.44	0.25	0.07	—	0.76

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares	0.85	0.25	0.60	—	1.70	(16)

MFS® Investors Growth Stock Series – Service Class	0.75	0.25	0.07	—	1.07

MFS® New Discovery Series – Service Class	0.90	0.25	0.06	—	1.21

MFS® Utilities Series – Service Class	0.73	0.25	0.07	—	1.05

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	0.85	0.35	0.49	—	1.69	(17)

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.35	0.34	—	1.44	(17)

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	2.00	0.25	1.74	0.04	4.03	(18)

Oppenheimer Global Fund/VA, Service Shares	0.63	0.25	0.14	—	1.02

Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.57	0.25	0.17	—	0.99	(19)

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	0.68	0.25	0.13	—	1.06	(20)

PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.76	1.44	(21)

PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	—	—	0.75

10  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

Total annual operating expenses for each fund* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution		Acquired fund	Total annual
	Management	and/or service	Other	fees and	operating
Fund name**	fees	12b-1 fees	expenses	expenses***	expenses

Putnam VT Global Health Care Fund – Class IB Shares	0.63%	0.25%	0.19%	—%	1.07%

Putnam VT International Equity Fund – Class IB Shares	0.70	0.25	0.19	—	1.14

Putnam VT Multi-Cap Growth Fund – Class IB Shares	0.56	0.25	0.16	—	0.97

Van Eck VIP Global Gold Fund (Class S Shares)	0.75	0.25	3.82	—	4.82	(22)

Variable Portfolio – Aggressive Portfolio (Class 2)	—	0.25	0.03	0.80	1.08

Variable Portfolio – Aggressive Portfolio (Class 4)	—	0.25	0.03	0.80	1.08

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)	0.42	0.13	0.14	—	0.69

Variable Portfolio – Conservative Portfolio (Class 2)	—	0.25	0.03	0.60	0.88

Variable Portfolio – Conservative Portfolio (Class 4)	—	0.25	0.03	0.60	0.88

Variable Portfolio – Moderate Portfolio (Class 2)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderate Portfolio (Class 4)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	—	0.25	0.02	0.76	1.03

Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	—	0.25	0.02	0.76	1.03

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Moderately Conservative Portfolio (Class 4)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Partners Small Cap Value Fund (Class 3)	0.91	0.13	0.14	0.01	1.19

Variable Portfolio – Sit Dividend Growth Fund (Class 3)	0.71	0.13	0.13	0.05	1.02

Variable Portfolio – Victory Established Value Fund (Class 3)	0.77	0.13	0.12	—	1.02

Wanger International	0.90	—	0.17	—	1.07

Wanger USA	0.86	—	0.10	—	0.96

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2	0.55	0.25	0.31	—	1.11	(23)

Wells Fargo Advantage VT International Equity Fund – Class 2	0.75	0.25	0.20	0.01	1.21	(23)

Wells Fargo Advantage VT Opportunity Fund – Class 2	0.65	0.25	0.19	0.01	1.10	(23)

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	0.75	0.25	0.18	—	1.18

*	The Funds provided the information on their expenses and we have not independently verified the information.

**	The previous fund names can be found in “The Variable Account and the Funds” section of the prospectus.

***	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1)	After a voluntary expense waiver and reimbursement, net expenses would be 1.10%.

(2)	ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses after fee waiver/expense reimbursements (not including Distribution and/or Service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of Class III shares average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust. After fee waivers and/or reimbursements, net expenses would be 1.30%.

(3)	BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses) to 1.50% of average daily net assets until May 1, 2015. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets until May 1, 2015. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund. After fee waivers and/or reimbursements, net expenses would be 0.97%.

(4)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and extraordinary expenses) until April 30, 2015, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.10% for Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2), 1.10% for Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) and 1.10% for Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2).

(5)	Credit Suisse Trust (the Trust) and Credit Suisse Asset Management, LLC (Credit Suisse) have entered into a written contract limiting operating expenses (excluding certain expenses as described below) to 1.05% of the portfolio’s average daily net assets at least through November 15, 2015. The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause the portfolio to exceed the expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before November 15, 2015.

(6)	Through April 30, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.57% for Class B shares, excluding certain

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  11

expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.23%). These agreements may only be terminated with the consent of the fund’s Board. After fee waivers and/or reimbursements, net expenses would be 1.80%.

(7)	Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the fund’s investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under “Management” in the fund’s prospectus. Total annual fund operating expenses are not affected by such bundling.

(8)	The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.77% of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. After fee waivers and reimbursements, net expenses would be 0.83%.

(9)	The Portfolio’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year. In addition, the Investment Adviser has agreed to (i) waive all of its Management Fees, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.204% of the Portfolio’s average daily net assets. Each arrangement will remain in effect through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. After fee waivers and reimbursements, net expenses would be 1.52%.

(10)	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) equal on an annualized basis to 0.004% of the Fund’s average daily net assets through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund. In addition, Goldman, Sachs & Co. (“Goldman Sachs”) has agreed to waive distribution and service fees so as not to exceed an annual rate of 0.21% of the Fund’s average daily net assets attributable to Service Shares through at least April 30, 2015, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees. After fee waivers and reimbursements, net expenses would be 0.65%.

(11)	Invesco Advisers, Inc. (“Invesco or the Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.01% of the Fund’s average daily nets assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired fund fees and expenses are also excluded in determining such obligation. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing acquired fund fees and expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2015. The fee waiver agreements cannot be terminated during their terms. After fee waivers and/or expense reimbursements, net expenses would be 1.05%.

(12)	Invesco Advisers, Inc. (“Invesco or the Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term.

(13)	Invesco Advisers, Inc. (“Invesco or the Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing acquired fund fees and expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term. After fee waivers, net expenses would be 0.72%.

(14)	Invesco Advisers, Inc. (“Invesco or the Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing acquired fund fees and expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term. After fee waivers, net expenses would be 1.27%.

(15)	After a voluntary expense waiver and/or reimbursement, net expenses would be 0.97%.

(16)	The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2015, to the extent total annual portfolio operating expenses exceed 1.05%.

(17)	The Portfolios’ Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. In addition, the Portfolio’s Distributor, Morgan Stanley Distribution Inc., has agreed to waive 0.10% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 0.25% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares of the 0.35% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

(18)	Other expenses, which includes dividend and interest expenses relating to short sales, are based on estimated expenses for the current fiscal year; actual expenses may vary. In addition, Neuberger Berman Management LLC (“NBM”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class S so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses related to short sales, and extraordinary expenses, if any) are limited to 2.40% of average net assets. This undertaking lasts until 12/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class S will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 2.40% of the average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense. After fee waivers and/or reimbursements, net expenses would be 2.73%.

(19)	The Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn until one year from the date of the Fund’s prospectus, unless approved by the Board. After fee waivers and/or reimbursements, net expenses would be 0.97%.

(20)	The Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to an annual rate of 1.05% as calculated on the daily net assets of the

12  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

Fund. The Manager has also contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in funds managed by the Manager or its affiliates. These fee waivers and/or expense reimbursements may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

(21)	PIMCO has contractually agreed, through May 1, 2015, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above. After fee waivers, net expenses would be 1.32%.

(22)	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets per year until May 1, 2015. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

(23)	The Adviser has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s total annual fund operating expenses after fee waiver at 1.00% for Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2, 0.94% for Wells Fargo Advantage VT International Equity Fund – Class 2 and 1.00% for Wells Fargo Advantage VT Opportunity Fund – Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. After fee waivers and/or reimbursements, net expenses would be 0.95% for Wells Fargo Advantage VT International Equity Fund – Class 2 and 1.01% for Wells Fargo Advantage VT Opportunity Fund – Class 2.

Policy Benefits and Risks

This summary describes the policy’s important benefits and risks. The sections in the prospectus following this summary discuss the policy’s benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the “Key Terms” section.

POLICY BENEFITS

POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS

Death Benefit	We will pay a benefit to the beneficiary of the policy when the insured dies. Before the insured’s attained insurance age 100, your policy’s death benefit can never be less than the specified amount unless you change that amount or your policy has outstanding indebtedness.	The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date. You may choose either of the following death benefit options:

Option 1 (level amount): If death is prior to the insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
• the specified amount; or
• a percentage of the policy value.

Option 2 (variable amount): If death is prior to the insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
• the policy value plus the specified amount; or
• a percentage of the policy value.

You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges. We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Internal Revenue Code of 1986, as amended (Code).

Under both Option 1 and Option 2, if death is on or after the insured’s attained insurance age 100, the death benefit amount will be the greater of:
• the policy value on the death benefit valuation date; or
• the policy value at the insured’s attained insurance age 100 minus any indebtedness.

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  13

POLICY BENEFITS (continued)

POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS

Charitable Giving Benefit	For VUL IV – ES only, you may name an organization described in Section 170(c) of the Code to receive an amount equal to 1% of the policy’s proceeds payable upon death, with a maximum charitable gift amount of $100,000. Proceeds payable upon death do not include amounts paid under any optional insurance benefits described below. This benefit is not available in all states.	You may designate the charitable beneficiary at any time and change the charitable beneficiary once each policy year by written request. There is no additional charge for the charitable giving benefit. RiverSource Life pays the charitable giving benefit from its assets; it is not deducted from the policy proceeds and it is not paid by the insured. There is no charitable deduction associated with payment of premiums into a life insurance policy. In addition, you will not receive a tax deduction for the charitable giving benefit we pay. As with all tax matters you should consult a tax advisor.

Minimum Initial Guarantee Period and No Lapse Guarantees (NLG)* * In Illinois, referred to as Death Benefit Guarantee (DBG).	Your policy will not lapse (end without value) if the minimum initial guarantee period or any of the NLG options are in effect, even if the cash surrender value is less than the amount needed to pay the monthly deduction.	Minimum Initial Guarantee Period: A period of the first five policy years during which you may choose to pay the minimum initial premium as long as the policy value minus indebtedness equals or exceeds the monthly deduction.

No Lapse Guarantees: Each policy has the following two NLG options which remain in effect if you meet certain premium requirements and indebtedness does not exceed the policy value minus surrender charges:
• No Lapse Guarantee To Age 70 (NLG-70) guarantees the policy will not lapse before the insured’s attained insurance age 70 (or 10 years, if later).
• No Lapse Guarantee To Age 100 (NLG-100) guarantees the policy will not lapse before the insured’s attained insurance age 100.

Flexible Premiums	You choose when to pay premiums and how much premium to pay.	When you apply for your policy, you state how much you intend to pay and whether you will pay quarterly, semiannually or annually. You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the insured’s attained insurance age 100. We reserve the right to refuse premiums to the extent necessary to qualify the policy as life insurance under the Code. Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether any of the NLG options remain in effect.

14  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

POLICY BENEFITS (continued)

POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Right to Examine Your Policy (“Free Look”)	You may return your policy for any reason and receive a full refund of all premiums paid.	You may mail or deliver the policy to our home office or to your sales representative with a written request for cancellation by the 10th day after you receive it (15th day in Colorado, 20th day in Idaho and North Dakota). On the date your request is postmarked or received, the policy will immediately be considered void from the start.

Under our current administrative practice, your request to cancel the policy under the “Free Look” provision will be honored if received at our home office within 30 days from the latest of the following dates:
• The date we mail the policy from our office.
• The policy date (only if the policy is issued in force).
• The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.

We reserve the right to change or discontinue this administrative practice at any time.

Exchange Right	For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts.	Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. This exchange does not require our underwriting approval. We do not issue a new policy. State restrictions may apply.

Investment Choices	You may direct your net premiums or transfer your policy’s value to:
	• The Variable Account which consists of subaccounts, each of which invests in a fund with a particular investment objective; or	• Under the Variable Account your policy’s value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed.
	• The Fixed Account which is our general investment account.	• The Fixed Account earns interest rates that we adjust periodically. This rate will never be lower than 3%. (4% for prior policies.)

Surrenders	You may cancel the policy while it is in force and receive its cash surrender value or take a partial surrender out of your policy.	The cash surrender value is the policy value minus indebtedness minus any applicable surrender charges. Partial surrenders are available within certain limits for a fee.

Loans	You may borrow against your policy’s cash surrender value.	Your policy secures the loan.

Transfers	You may transfer your policy’s value.	You may transfer policy value from one subaccount to another or between subaccounts and the fixed account. You can also arrange for automated transfers among the fixed account and subaccounts. Certain restrictions may apply.

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  15

POLICY BENEFITS (continued)

POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Optional Insurance Benefits	You may add optional benefits to your policy at an additional cost, in the form of riders (if you meet certain requirements). The amounts of these benefits do not vary with investment experience of the variable account. Certain restrictions and conditions apply and are clearly described in the applicable rider.
Available riders you may add:
• Accelerated Benefit Rider for Terminal Illness (ABRTI): If the insured is terminally ill and death is expected to occur within six months, the rider provides that you can withdraw a portion of the death benefit prior to death.
• Accidental Death Benefit Rider (ADB): ADB provides an additional death benefit if the insured’s death is caused by accidental injury.
• Automatic Increase Benefit Rider (AIBR): AIBR provides an increase in the specified amount at a designated percentage on each policy anniversary until the earliest of the insured’s attained insurance age 65 or the occurrence of certain other events, as described in the rider.
• Children’s Insurance Rider (CIR): CIR provides level term coverage on each eligible child.

• Waiver of Monthly Deduction Rider (WMD): Under WMD, we will waive the monthly deduction if the insured becomes totally disabled before attained insurance age 60.
In addition for policies purchased on or after Feb. 21, 2005 and if available in your state or jurisdiction:
• If total disability begins on or after attained insurance age 60 but before attained insurance age 65, the monthly deduction will be waived only for a limited period of time; and
• WMD also includes a waiver for involuntary unemployment benefit where monthly deductions may be waived up to 12 months. Ask your sales representative about the terms of the WMD.

• Waiver of Premium Rider (WP): Under WP, if total disability begins before attained insurance age 60, prior to attained insurance age 65 we will add the specified premium shown under Policy Data in the policy to the policy value or waive the monthly deduction if higher. On or after attained insurance age 65, we will waive the monthly deduction.

In addition:
• If total disability begins on or after attained insurance age 60 but before attained insurance age 65, the monthly deduction will be waived for a limited period of time; and
• WP also includes a waiver for involuntary unemployment benefit where monthly deductions may be waived up to 12 months.

16  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

POLICY BENEFITS (continued)

POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS

Optional Insurance Benefits (continued)

• AdvanceSource Accelerated Benefit Rider for Chronic Illness (ASR): ASR provides a rider payment to the accelerated benefit insured, as an acceleration of the policy’s death benefit, if the accelerated benefit insured becomes a chronically ill individual who receives qualified long-term care services. Please note the following about the ASR:

• This rider is only available for 2001 CSO Policies purchased under the Option 1 death benefit on or after April 28, 2009.

• This rider has a different name in some jurisdictions. (See Appendix B.)

  • At the request of you or the accelerated benefit insured the accelerated benefit under this rider will be paid each month, limited by the maximum monthly benefit to the accelerated benefit insured or to any individual authorized to act on behalf of the accelerated benefit insured.

  • These payments are subject to certain limitations and satisfaction of eligibility requirements which include the following: 1) A current written eligibility certification from a licensed health care practitioner that certifies the accelerated benefit insured is a chronically ill individual; and 2) Proof that the accelerated benefit insured received or is receiving qualified long-term care services pursuant to a plan of care; and 3) Proof that the elimination period has been satisfied; and 4) Written notice of claim and proof of loss, as described in the “Claim Provisions” section of the policy, in a form satisfactory to us.

  • We will begin monthly benefit payments under this rider when the eligibility for the payment of benefits conditions are met and a claim for benefits has been approved by us. The ASR does not include inflation protection coverage and therefore the benefit level will not increase over time. Because the costs of long-term care services will likely increase over time, you should consider whether and how the benefits of the ASR may be adjusted.

  • Monthly benefit payments paid will also change other values of the life insurance policy as provided in the rider such as policy value less indebtedness, surrender charges and monthly no-lapse guarantee premiums.

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  17

POLICY RISKS

POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN
Investment Risk	You direct your net premiums or transfer your policy’s value to a subaccount that drops in value.
• You can lose cash values due to adverse investment experience. There is no minimum guaranteed cash value under the subaccounts of the variable account.
• Your death benefit under Option 2 may be lower due to adverse investment experience.
• Your policy could lapse due to adverse investment experience if neither the minimum initial premium period nor the NLG is in effect and you do not pay the premiums needed to maintain coverage.

	You transfer your policy’s value between subaccounts.	• The value of the subaccount from which you transferred could increase. • The value of the subaccount to which you transferred could decrease.

Risk of Limited Policy Values in Early Years	The policy is not suitable as a short-term investment.	• If you are unable to afford the premiums needed to keep the policy in force, your policy could lapse with no value.

Your policy has little or no cash surrender value in the early policy years.
• Surrender charges apply to this policy for the first ten years. Surrender charges can significantly reduce policy values. Poor investment performance can also significantly reduce policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.

	Your ability to take partial surrenders is limited.	• You cannot take partial surrenders during the first policy year.

Lapse Risk	You do not pay the premiums needed to maintain coverage.	• We will not pay a death benefit if your policy lapses. • Also, the lapse may have adverse tax consequences. (See “Tax Risk.”)

Your policy may lapse due to surrender charges.
• Surrender charges affect the surrender value, which is a measure we use to determine whether your policy will enter a grace period (and possibly lapse, which may have adverse tax consequences). A partial surrender will reduce the policy value and the death benefit, and may terminate the NLG. Additionally, for Option 1 policies, a partial surrender will reduce the specified amount.

You take a loan against your policy.	• Taking a loan increases the risk of:
 — policy lapse (which may have adverse tax consequences);
 — a permanent reduction of policy value;
 — reducing the death benefit.
• Taking a loan may also terminate the NLG.

Your policy can lapse due to poor investment performance.
• Your policy could lapse due to adverse investment experience if neither the minimum initial premium period nor the NLG is in effect and you do not pay the premiums needed to maintain coverage.
• The lapse may have adverse tax consequences.

18  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

POLICY RISKS (continued)

POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN
Exchange/Replacement Risk	You exchange or replace another policy to buy this one.
• You may pay surrender charges on the old policy.

• The new policy has surrender charges, which may extend beyond those in the old policy.

• You may be subject to new incontestability and suicide periods on the new policy.

• You may be in a higher insurance risk rating category in the new policy which may increase the cost of the policy.

• If a partial surrender is taken prior to the exchange, you may have adverse tax consequences.

• Also, the exchange may have adverse tax consequences. (See “Tax Risk.”)

You use cash values or dividends from another policy to buy this one, without fully surrendering the other policy.
• If you borrow from another policy to buy this one, the loan reduces the death benefit on the other policy. If you fail to repay the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy lapses or is surrendered with a loan against it. You may have adverse tax consequences. (See “Tax Risk.”)

• If you surrender cash value from another policy to buy this one, you could lose coverage on the other policy. Also, the surrender may be subject to income tax. You may have adverse tax consequences. (See “Tax Risk.”)

Tax Risk	A policy may be classified as a “modified endowment contract” (MEC) for federal income tax purposes when issued. If a policy is not a MEC when issued, certain changes you make to the policy may cause it to become a MEC.
• Any taxable earnings come out first on surrenders or loans from a MEC policy or an assignment or pledge of a MEC policy. Investment in the policy comes out second. Federal income tax on these earnings will apply. State and local income taxes may also apply. If you are under age 59 1/2, a 10% penalty tax may also apply to these earnings.

If you exchange or replace another policy to buy this one.
• If you replace the old policy and it is not part of an exchange under Section 1035 of the Code, there may be adverse tax consequences if the total policy value (before reductions for outstanding loans, if any) exceeds your investment in the old policy.

• If you replace the old policy as part of an exchange under Section 1035 of the Code and there is a loan on the old policy, there may be adverse tax consequences if the total policy value (before reductions for the outstanding loan) exceeds your investment in the old policy.

• The new policy may be or may become a MEC even if the old policy was not a MEC. See discussion under “Modified Endowment Contracts”.

• The exchange may require a portion of the cash value of the old policy to be distributed in order to qualify the new policy as a life insurance policy for federal tax purposes.

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  19

POLICY RISKS (continued)

POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN
Tax Risk (continued)
If your policy lapses or is fully surrendered with an outstanding policy loan, you may experience a significant tax cost.	You will be taxed on any earnings in the policy. Generally, a contract has earnings to the extent the cash value plus any outstanding loans exceeds the investment in the contract.

• For non-MEC policies, it could be the case that a policy with a relatively small existing cash value could have significant as yet untaxed earnings that will be taxed upon lapse or surrender of the policy.

• For MEC policies, earnings are the remaining earnings (any earnings that have not been previously taxed) in the policy, which could be a significant amount depending on the policy.

You may buy this policy to provide assets that will be available to support your promise to pay benefits under a nonqualified tax-deferred retirement plan.
• Like other general business assets, the policy is subject to the general creditors of the company and may be used to pay any expenses of the company. Thus, the policy might not be available to support a business’ obligation to make payments under a nonqualified deferred compensation plan. Please consult with your tax advisor regarding potential Code Section 409A implications.

You may buy this policy to fund a qualified tax-deferred retirement plan.
• The policy will not provide any necessary or additional tax deferral if it is used to fund a qualified tax-deferred retirement plan. See discussion under “Qualified Tax-deferred retirement plans” for additional tax considerations.

The investments in the subaccount are not adequately diversified.
• If a policy fails to qualify as a life insurance policy because it is not adequately diversified, the policyholder
must include in gross income the “income on the contract”
(as defined in Section 7702(g) of the Code).

Congress may change how a life insurance policy is taxed at any time. The interpretation of current tax law is subject to change by the Internal Revenue Service (IRS) or the courts at any time.
• You could lose any or all of the specific federal income tax attributes and benefits of a life insurance policy including tax-deferred accrual of cash values and income tax free death benefits.

• For non-MEC policies you could lose your ability to take non-taxable distributions or loans from the policy.

• Typically, changes of this type are prospective only, but some or all of the attributes could be affected.

	The IRS may determine that you are the owner of the fund shares held by our Variable Account.	• You may be taxed on the income of each subaccount to the extent of your interest in the subaccount.

Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy’s features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

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FUND RISKS
A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund’s prospectus. Please refer to the prospectuses for the funds for more information. The investment advisers cannot guarantee that the funds will meet their investment objectives.

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Loads, Fees and Charges

Policy charges primarily compensate us for:

•	providing the insurance benefits of the policy;

•	issuing the policy;

•	administering the policy;

•	assuming certain risks in connection with the policy; and

•	distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.

PREMIUM EXPENSE CHARGE
We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with administering and distributing the policy, including agents’ commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under “Surrender Charge” below, also may partially compensate us for these expenses.) The premium expense charge also may compensate us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.

MONTHLY DEDUCTION
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

•	you do not specify the accounts from which you want us to take the monthly deduction; or

•	the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the NLG is in effect or the Minimum Initial Guarantee Period is in effect and the premium payment requirements have been met. (See “No Lapse Guarantee,” “Minimum Initial Guarantee Period,” “Grace Period” and “Reinstatement” at the end of this section on policy costs.)

Components of the monthly deduction:

1.	Cost of Insurance: primarily, this is the cost of providing the death benefit under your policy. It depends on:

•	the amount of the death benefit;

•	the policy value; and

•	the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [a x (b - c)] + d where:

“a”	is the monthly cost of insurance rate based on the insured’s insurance age, duration, sex (unless unisex rates are required by law), risk classification and election of WMD. Generally, the cost of insurance rate will increase as the insured’s attained insurance age increases.

We set the rates based on our expectations as to future mortality experience. Our current monthly cost of insurance rates are less than the maximum monthly cost of insurance rates guaranteed in the policy. We reserve the right to

22  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

change rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy. For 2001 CSO Policies, the rates are based on the 2001 Commissioners Standard Ordinary (CSO) Smoker and Nonsmoker Mortality Tables, Age Last Birthday. For all other policies, the rates are based on the 1980 CSO Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

“b”	is the death benefit on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).

“c”	is the policy value on the monthly date. At this point, the policy value has been reduced by the policy fee and any charges for optional riders with the exception of the WMD as it applies to the base policy.

“d”	is any flat extra insurance charges we assess as a result of special underwriting considerations.

2.	Policy fee: $7.50 per month for initial specified amounts below $250,000 and $0 per month for initial specified amounts of $250,000 and above for VUL IV; $0 per month for VUL IV – ES. This charge primarily reimburses us for expenses associated with issuing the policy, such as processing the application (mostly underwriting) and setting up computer records; and associated with administering and distributing the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month for either policy.

3.	Optional insurance benefit charges: charges for any optional benefits you add to the policy by rider. (See “Fee Tables — Charges Other than Fund Operating Expenses.”)

Note for Montana residents: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 2001 CSO Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

SURRENDER CHARGE*
If you surrender your policy or the policy lapses during the first ten policy years and in the ten years following an increase in specified amount, we will reduce your policy value, minus indebtedness, by the applicable surrender charge.

The surrender charge primarily reimburses us for costs of issuing the policy, such as processing the application (mostly underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured’s insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. The additional maximum surrender charge in a revised policy will be based on the insured’s attained insurance age, sex (unless unisex rates are required by law), risk classification and the amount of the increase. It will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.

The following table illustrates the maximum surrender charge for VUL IV and VUL IV – ES. For VUL IV, we assume a male, insurance age 35 qualifying for preferred nontobacco rates and the specified amount to be $300,000. For VUL IV – ES, we assume a male, insurance age 40 qualifying for preferred nontobacco rates and the specified amount to be $2,000,000.

Lapse or surrender	Maximum surrender charge for:
at beginning of year	VUL IV	VULIV – ES

1	$2,703.00	$20,840.00

2	2,703.00	20,840.00

3	2,703.00	20,840.00

4	2,703.00	20,840.00

5	2,703.00	20,840.00

6	2,657.95	20,492.67

7	2,117.35	16,324.67

8	1,576.75	12,156.67

9	1,036.15	7,988.67

10	495.55	3,820.67

11	0.00	0.00

*	In prior policies, the “preferred nontobacco” risk classification was the “preferred nonsmoker” risk classification.

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  23

For 2001 CSO policies, the following table illustrates the maximum surrender charge for VUL IV and VUL IV – ES. For VUL IV, we assume a male, insurance age 35 qualifying for preferred nontobacco rates and a specified amount to be $300,000. For VUL IV – ES, we assume a male, insurance age 40 qualifying for preferred nontobacco rates and the specified amount to be $2,000,000.

Lapse or surrender	Maximum surrender charge for:
at beginning of year	VUL IV	VUL IV – ES

1	$2,703.00	$20,840.00

2	2,703.00	20,840.00

3	2,703.00	20,840.00

4	2,703.00	20,840.00

5	2,703.00	20,840.00

6	2,657.95	20,492.67

7	2,117.35	16,324.67

8	1,576.75	12,156.67

9	1,036.15	7,988.67

10	495.55	3,820.67

11	0.00	0.00

From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

If you have the AdvanceSource rider(1) on your policy, once notice of claim is received partial surrenders are no longer allowed.

MORTALITY AND EXPENSE RISK CHARGE
We deduct this charge from the subaccounts. It is equal, on an annual basis, to .9% of the average daily net asset value of the subaccounts for the first ten policy years. For years 11-20 this charge equals .45% for VUL IV and .3% for VUL IV ES. For years 21 and after, this charge equals .3% for VUL IV and .2% for VUL IV ES. We reserve the right to charge up to .9% for both VUL IV and VUL IV ES for all policy years. Computed daily, the charge primarily compensates us for:

•	Mortality risk — the risk that the cost of insurance charge will be insufficient to meet actual claims.

•	Expense risk — the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

ANNUAL OPERATING EXPENSES OF THE FUNDS
Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund’s prospectus.

EFFECT OF LOADS, FEES AND CHARGES
Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

•	cost of insurance charges;

•	surrender charges;

•	cost of optional insurance benefits;

•	policy fees;

•	mortality and expense risk charges; and

•	annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

(1) This rider has a different name in some jurisdictions. (See Appendix B.)

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OTHER INFORMATION ON CHARGES
We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RiverSource Life

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

The Variable Account and the Funds

The variable account: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

The funds: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

•	Fund name and management: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the fund providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

•	Funds available under the policy: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation that a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

•	Revenue we receive from the funds and potential conflicts of interest:

Expenses We May Incur on Behalf of the Funds

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  25

When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.

Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.

A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.

Payments the Funds May Make to Us

We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the fund. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.

We or our affiliates may receive payments from the 12b-1 fees, transfer fees or investment management fees of the funds. These fees are deducted from the assets of the funds. The amount, type, and manner in which the revenue from these sources is computed vary by fund. This revenue and the amount by which it can vary may create conflicts of interest.

Conflicts of Interest These Payments May Create

When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contracts would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.

We offer funds managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management) and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, our affiliated funds comprise the greatest amount and percentage of revenue we derive from payments made by the funds.

The Amount of Payments We Receive from the Funds

We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:

•	Compensating, training and educating sales representatives who sell the policies.

•	Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

•	Providing sub-transfer agency and shareholder servicing to policy owners.

•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the policies.

•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

•	Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

•	Subaccounting, transaction processing, recordkeeping and administration.

26  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management Investment Advisers. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate of these and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

You can direct your net premiums and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

Investing In	Investment Objective and Policies	Investment Adviser
AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (Available on or about 6/30/2014)	Seeks to maximize total return consistent with AllianceBernstein’s determination of reasonable risk.	AllianceBernstein L.P.

AllianceBernstein VPS Growth and Income Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

AllianceBernstein VPS International Value Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

ALPS/Alerian Energy Infrastructure Portfolio: Class III (Available on or about 6/30/2014)	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.

American Century VP International, Class II	Seeks capital growth.	American Century Investment Management, Inc.

American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

BlackRock Global Allocation V.I. Fund (Class III) (Available on or about 6/30/2014)	Seeks high total investment return.	BlackRock Advisors, LLC, adviser; BlackRock Investment Management, LLC and BlackRock International Limited, sub-advisers.

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Investing In	Investment Objective and Policies	Investment Adviser
Calvert VP SRI Balanced Portfolio	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.	Calvert Investment Management, Inc.

Columbia Variable Portfolio – Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Cash Management Fund (Class 3)	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Diversified Bond Fund (Class 3)	Seeks high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)	Seeks high level of current income and, as a secondary goal, steady growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Emerging Markets Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Global Bond Fund (Class 3)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	Seeks high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – International Opportunity Fund (Class 3)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, subadviser.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (Available on or about 6/30/2014)	Seeks level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (Available on or about 6/30/2014)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (Available on or about 6/30/2014)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (Available on or about 6/30/2014)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (Available on or about 6/30/2014)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)	Seeks growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)	Seeks current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC

Credit Suisse Trust – Commodity Return Strategy Portfolio	The portfolio is designed to achieve positive total return relative to the performance of the Dow Jones-UBS Commodity Index Total Return (“DJ-UBS”).	Credit Suisse Asset Management, LLC

DWS Alternative Asset Allocation VIP, Class B (Available on or about 6/30/2014)	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; QS Investors, LLC and RREEF America L.L.C., sub-advisers.

Eaton Vance VT Floating-Rate Income Fund	Seeks high level of current income.	Eaton Vance Management

Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either “growth” stocks or “value” stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Growth & Income Portfolio Service Class 2	Seeks high total return through a combination of current income and capital appreciation. Normally invests a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either “growth” stocks or “value” stocks or both.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either “growth” or “value” common stocks or both.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Overseas Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (previously FTVIPT Franklin – Global Real Estate Securities Fund – Class 2)	Seeks high total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.	Franklin Templeton Institutional, LLC

FTVIPT Franklin Income VIP Fund – Class 2 (Available on or about 6/30/2014)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT – Mutual Shares Securities Fund – Class 2)	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (previously FTVIPT Franklin – Small Cap Value Securities Fund – Class 2)	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC

FTVIPT Templeton Global Bond VIP Fund – Class 2 (Available on or about 6/30/2014)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (Available on or about 6/30/2014)	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares)	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

Invesco V.I. American Franchise Fund, Series II Shares	Seeks capital growth.	Invesco Advisers, Inc.

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (Available on or about 6/30/2014)	Non-diversified fund that seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.

Invesco V.I. Comstock Fund, Series II Shares	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.

Invesco V.I. Diversified Dividend Fund, Series I Shares	Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco Advisers, Inc.

Invesco V.I. International Growth Fund, Series II Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.

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Investing In	Investment Objective and Policies	Investment Adviser
Invesco V.I. Mid Cap Growth Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.

Invesco V.I. Mid Cap Growth Fund, Series II Shares	Seeks capital growth.	Invesco Advisers, Inc.

Invesco V.I. Technology Fund, Series I Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Ivy Funds VIP Asset Strategy (Available on or about 6/30/2014)	Seeks total return over the long term.	Waddell & Reed Investment Management Company

Janus Aspen Series Global Technology Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Janus Aspen Series Overseas Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (Available on or about 6/30/2014)	Seeks long-term capital appreciation.	Lazard Asset Management, LLC

MFS® Investors Growth Stock Series – Service Class	Seeks capital appreciation.	MFS® Investment Management

MFS® New Discovery Series – Service Class	Seeks capital appreciation.	MFS® Investment Management

MFS® Utilities Series – Service Class	Seeks total return.	MFS® Investment Management

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	Seeks to provide current income and capital appreciation.	Morgan Stanley Investment Management Inc., adviser; Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, subadvisers.

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (Available on or about 6/30/2014)	Seeks capital appreciation with an emphasis on absolute (i.e.,positive) returns.	Neuberger Berman Management LLC is the Fund’s investment manager. NB Alternative Investment Management LLC is the Fund’s investment adviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Oppenheimer Global Fund/VA, Service Shares	Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks a high level of current income principally derived from interest on debt securities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

PIMCO VIT Total Return Portfolio, Advisor Class (Available on or about 6/30/2014)	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

Putnam VT Global Health Care Fund – Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager

Putnam VT International Equity Fund – Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager

Putnam VT Multi-Cap Growth Fund – Class IB Shares	Seeks long-term capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Investments Limited, sub-manager

Van Eck VIP Global Gold Fund (Class S Shares) (Available on or about 6/30/2014)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation

Variable Portfolio – Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Aggressive Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)	Seeks total return that exceeds the rate of inflation over the long-term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.

Variable Portfolio – Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a conservative level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Conservative Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a conservative level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Moderate Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderate level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderate Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a moderate level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Conservative Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Partners Small Cap Value Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, LLC, Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC and Turner Investments, L.P., subadvisers.

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Sit Dividend Growth Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.

Variable Portfolio – Victory Established Value Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.

Wanger International	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

Wanger USA	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2	Seeks long-term total return, consisting of capital appreciation and current income.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT International Equity Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT Opportunity Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Please refer to the prospectuses for the funds for more information. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS
We may substitute the funds in which the subaccounts invest if:

•	laws or regulations change;

•	the existing funds become unavailable; or

•	in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio – Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See “Transfers Between the Fixed Account and Subaccounts.”)

If the Columbia Variable Portfolio – Cash Management Fund liquidates, we will delay payments of any transfer, surrender, loan or death benefit from the fund until the fund is liquidated.

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In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance department.

VOTING RIGHTS
As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

The Fixed Account

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in “Transfers Between the Fixed Account and Subaccounts”). Amounts allocated to the fixed account become part of our general account. The general account includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested. The assets held in our general account support the guarantees under your policy, including the death benefits. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

Placing policy value in the fixed account does not entitle you to share in the fixed account’s investment experience, nor does it expose you to the account’s investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 3% (4% for prior policies), independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 3% (4% for prior policies), although we may do so at our sole discretion. Rates higher than 3% (4% for prior policies) may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our profits, revenues and expenses. We will not credit interest in excess of 3% (4% for prior policies) on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Purchasing Your Policy

APPLICATION
Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

•	select a specified amount of insurance;

•	select a death benefit option;

•	designate a beneficiary; and

•	state how premiums are to be allocated among the fixed account and/or the subaccounts.

Insurability: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical

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information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

Age limit: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

Rate classification: The rate classification is based on the insured’s health, occupation or other relevant underwriting standards. This classification will affect your monthly deduction and may affect the cost of certain optional insurance benefits. (See “Loads, Fees and Charges” and “Charges for Optional Insurance Benefits.”)

Other conditions: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

Incontestability: We will have two years from the effective date of your policy or from reinstatement of your policy (see “Keeping the Policy in Force — Reinstatement”) to contest the truth of statements or representations in your application. After the policy has been in force during the insured’s lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS
Payment of premiums: In applying for your policy, you decide how much you intend to pay and how often you will make payments. During the first several policy years until the policy value is sufficient to cover the surrender charge, we require that you pay the minimum initial premium in effect in order to keep the policy in force.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the NLG in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG remains in effect.

Premium limitations: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured’s attained insurance age 100.

Allocation of premiums: Until the policy date, we hold premiums, if any, in the fixed account and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.

Additional premiums: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner’s access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

Policy Value

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

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FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

•	the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

•	interest credited; minus

•	the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

•	any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.

We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

•	additional net premiums allocated to the subaccounts;

•	transfers into or out of the subaccounts;

•	partial surrenders and partial surrender fees;

•	surrender charges; and/or

•	monthly deductions.

Accumulation unit values will fluctuate due to:

•	changes in underlying fund net asset value;

•	fund dividends distributed to the subaccounts;

•	fund capital gains or losses;

•	fund operating expenses; and

•	mortality and expense risk charges.

When valuations occur: We calculate all policy values allocated to subaccounts and all transactions in good order under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

Transactions include:

•	premium payments;

•	loan requests and repayments;

•	surrender requests; and

•	transfers.

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We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request in good order. On the other hand, if we receive your transaction request in good order at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Keeping the Policy in Force

MINIMUM INITIAL PREMIUM PERIOD
To allow you to purchase the policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under “Policy Data,” if:

•	on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

•	the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness, equals or exceeds the minimum initial premium, as shown in your policy under “Policy Data,” times the number of months since the policy date, including the current month.

The minimum initial premium period is five years.

NO LAPSE GUARANTEES
A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. This feature is sometimes referred to as a death benefit guarantee. Each policy has the following two NLG options:

No Lapse Guarantee to Age 70 (NLG-70): This option guarantees the policy will not lapse before the insured’s attained insurance age 70 (or 10 years, if later).

The NLG-70 will remain in effect as long as:

•	the sum of premiums paid; minus

•	partial surrenders; minus

•	outstanding indebtedness; equals or exceeds

•	the NLG-70 premiums due since the policy date.

The NLG-70 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the NLG-70 in effect, the NLG-70 will terminate. Your policy will also lapse if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-70 may be reinstated within two years of its termination if the policy is in force.

No Lapse Guarantee to Age 100 (NLG-100): This option guarantees the policy will not lapse before the insured’s attained insurance age 100.

The NLG-100 will remain in effect as long as:

•	the sum of premiums paid; minus

•	partial surrenders; minus

•	outstanding indebtedness; equals or exceeds

•	the NLG-100 premiums due since the policy date.

The NLG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the NLG-100 in effect, the NLG-100 will terminate. If you have paid the sufficient premiums, the NLG-100 will be in effect. If the NLG-100 is not in effect, your policy will lapse if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-100 may be reinstated within two years of its termination if the policy is in force.

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Please note:

•	In Illinois, all references in this prospectus to NLG are deleted and replaced with DBG.

•	The NLG-100 is not available when you add AdvanceSource rider(1) to your policy.

GRACE PERIOD
If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and neither of the NLGs nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will then mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any remaining balance to the policy value and allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

If you have the AdvanceSource rider(1)on your policy and the AdvanceSource rider terminates at the end of the grace period while the accelerated benefit insured is chronically ill, the rider may be reinstated provided the accelerated benefit insured submits a written request within five months after the date of termination and provided that certain other conditions are met. Certain conditions are listed in the rider. The reinstated rider will not provide monthly benefit payments during the period of lapse to the date of reinstatement. The effective date of the reinstated rider will be the beginning of the policy month that coincides with or next follows the date we approve the accelerated benefit insured’s request.

REINSTATEMENT
Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

•	a written request;

•	evidence satisfactory to us that the insured remains insurable;

•	payment of the premium we specify; and

•	payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see “Proceeds Payable Upon Death”) will apply from the effective date of reinstatement (except in Georgia, Nebraska, Oklahoma, Pennsylvania, South Carolina, Tennessee, Utah and Virginia). Surrender charges will also be reinstated. The NLG options cannot be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT
During the first two years after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

A transfer for this purpose has no effect on the policy’s death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rate(s) of interest, which differ from the maximum fees and charges and the minimum guaranteed rate(s) of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

We will not require evidence of insurability. We will require that:

1.	this policy is in force; and

2.	your request is in writing; and

3.	you repay any existing indebtedness.

The new policy will have the same initial death benefit, policy date and issue age as this policy. The premium for the new policy will be based on our rates in effect on its policy date for the same class of risk as under this policy.

(1) This rider has a different name in some jurisdictions. (See Appendix B.)

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We will inform you of the premium for the new policy and any extra sum required or allowance to be made for a cash surrender value adjustment that takes appropriate account of the values under both the exchange policy and the new policy. If the cash surrender value of this policy exceeds the cash surrender value of the new policy, the excess will be sent to you. If the cash surrender value of this policy is less than the cash surrender value of the new policy, you will be required to send us the shortage amount for this exchange to be completed.

Note to Connecticut residents: In Connecticut, during the first 18 months after the policy is issued, in addition to the above, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance we are then offering.

Proceeds Payable Upon Death

We will pay a benefit to the beneficiary of the policy when the insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

Option 1 (level amount): Under the Option 1 death benefit, if death is prior to the insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

•	the specified amount; or

•	a percentage of the policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

Option 2 (variable amount): Under the Option 2 death benefit, if death is prior to the insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

•	the policy value plus the specified amount; or

•	a percentage of policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

Example	Option 1	Option 2

Specified amount	$100,000	$100,000

Policy value	$5,000	$5,000

Death benefit	$100,000	$105,000

Policy value increases to	$8,000	$8,000

Death benefit	$100,000	$108,000

Policy value decreases to	$3,000	$3,000

Death benefit	$100,000	$103,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option 1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower, for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the insured’s attained insurance age 100, the death benefit amount will be the greater of:

•	the policy value on the death benefit valuation date; or

•	the policy value at the insured’s attained insurance age 100.

If you have the AdvanceSource(1) rider on your policy: The proceeds payable upon death of the accelerated benefit insured on or after the insured’s attained insurance age 100 anniversary is reduced by each AdvanceSource rider benefit paid.

CHANGE IN DEATH BENEFIT OPTION
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

If you change from Option 1 to Option 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

(1) This rider has a different name in some jurisdictions. (See Appendix B.)

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If you change from Option 2 to Option 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

•	Monthly deduction because the cost of insurance charges depends upon the specified amount.

•	Minimum initial premium.

•	Charges for certain optional insurance benefits.

The surrender charge will not be affected.

If you have the AdvanceSource rider(1) on your policy: Option 2 is not available.

CHANGES IN SPECIFIED AMOUNT
Subject to certain limitations, you may make a written request to increase or decrease the specified amount.

Increases: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000 and we will not permit an increase after the insured’s attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.

An increase in the specified amount will have the following effect on policy costs:

•	Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.

•	Charges for certain optional insurance benefits may increase.

•	The minimum initial premium and the NLG premiums will increase.

•	The surrender charge will increase.

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless any of the NLG options or the minimum initial premium period is in effect.

Decreases: After the first policy year, you may decrease the specified amount,(2) subject to all the following limitations:

•	Only one decrease per policy year is allowed.

•	We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.

•	After the decrease, the specified amount may not be less than the minimum amount shown in the policy.

•	In policy years 2-5, the specified amount remaining after the decrease may not be less than 75% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.

•	In policy years 6 -10, the specified amount remaining after the decrease may not be less than 50% of the initial specified amount.

•	In policy years 11-15, the specified amount remaining after the decrease may not be less than 25% of the initial specified amount.

•	In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.

•	The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

Each increase in specified amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase.

Example
This example for 2001 CSO Policies assumes an initial specified amount of $100,000. In policy year 6, you increase the initial specified amount by $100,000. The current specified amount after this increase is $200,000. In policy year 10 (and 4 policy years after the effective date of the increase), you request a $125,000 decrease in the current specified amount. The maximum

(2) If you have the AdvanceSource rider on your policy and request a decrease in the policy specified amount, including decreases due to partial surrenders, you may impact the AdvanceSource rider specified amount and the remaining amount to be accelerated. After a decrease in the policy specified amount, if the remaining amount to be accelerated divided by the new policy specified amount is greater than the maximum rider specified amount percent shown in the “Policy Data” section of the policy, then the rider specified amount and the remaining amount to be accelerated will be decreased. Any resulting decrease could cause a change in the maximum monthly benefit. AdvanceSource rider has a different name in some jurisdictions. (See Appendix B.)

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decrease permitted under these assumptions is limited to $75,000, and the specified amount after this decrease is $125,000, computed as follows:

Maximum reduction in initial specified amount in policy year 10:	$100,000 x .50	=	$50,000
Maximum reduction in increase in specified amount during the fourth policy year of increase:	$100,000 x .25	=	+25,000

Maximum permitted reduction in current specified amount:			$75,000
Current specified amount before reduction:			$200,000
Minus maximum permitted reduction in current specified amount:			-75,000

Specified amount after reduction			$125,000

A decrease in specified amount will affect your costs as follows:

•	Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

•	Charges for certain optional insurance benefits may decrease.

•	The minimum initial premium and the NLG premiums will decrease.

•	The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

•	First from the portion due to the most recent increase;

•	Next from portions due to the next most recent increases successively; and

•	Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.

CHARITABLE GIVING BENEFIT
Under VUL IV – ES only, if the policy’s proceeds become payable upon death of the insured while the policy and this benefit are in force, we will pay a charitable gift amount to a charitable beneficiary you select.

The charitable gift amount equals 1% of the amount of the proceeds payable upon death up to a maximum of $100,000. We determine the charitable gift amount as of the date of the insured’s death. We pay the charitable gift amount from our assets; it is not deducted from your policy’s proceeds payable upon death of the insured.

The charitable beneficiary may be any organization described under Section 170(c) of the Code as an authorized recipient of charitable contributions. Generally, these are organizations exempt from federal income tax under Section 501(c)(3) of the Code.

If the charitable beneficiary you have designated is not in existence or is no longer qualified at the time the charitable gift amount is payable, or if state or federal law prohibits us from paying the charitable giving benefit to the charitable beneficiary you have designated, you (or your estate representative if you are the insured) may name a new charitable beneficiary. If you have not designated a charitable beneficiary, or if you have withdrawn your charitable beneficiary and have not designated a new one, we will not pay the charitable giving benefit.

You may select the charitable beneficiary at any time and you may change the charitable beneficiary once each policy year by written request. The change will take effect on the monthly date following the date we approve the request. You may designate only one charitable beneficiary at a time.

You may not assign the charitable giving benefit. The charitable giving benefit will terminate on the earliest of:

•	the monthly date on or next following receipt at our home office of your written request to terminate the benefit; or

•	the date your policy terminates.

Selection of a charitable organization does not preclude you from receiving the policy’s death benefit. For additional information, see “Charitable Giving Benefit” under “Policy Benefits and Risks”.

This benefit may not be available in all states.

MISSTATEMENT OF AGE OR SEX
If the insured’s age or sex has been misstated, the proceeds payable upon death will be:

•	the policy value on the date of death; plus

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•	the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

•	the amount of any outstanding indebtedness on the date of death.

SUICIDE
Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

Transfers Between the Fixed Account and Subaccounts

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

If you have the AdvanceSource rider(1) on your policy, once benefit payments begin any value in your subaccounts will be transferred to the fixed account as well as all future premium payments. Transfers to the subaccounts will not be allowed. At the end of the period of coverage, the portion of the policy value in excess of indebtedness due to us will remain in the fixed account until written request is made to transfer to any subaccounts. The request must be made within 30 days after the end of the period of coverage.

RESTRICTIONS ON TRANSFERS
Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a policy if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the policy. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the policy, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

•	diluting the value of an investment in an underlying fund in which a subaccount invests;

•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for

(1) This rider has a different name in some jurisdictions. (See Appendix B.)

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underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

In order to help protect you and the underlying fund from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of policy value among the subaccounts of the variable account:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging or an asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

•	requiring transfer requests to be submitted only by first-class U.S. mail;

•	not accepting hand-delivered transfer requests or requests made by overnight mail;

•	not accepting telephone or electronic transfer requests;

•	requiring a minimum time period between each transfer;

•	not accepting transfer requests of an agent acting under power of attorney;

•	limiting the dollar amount that you may transfer at any one time;

•	suspending the transfer privilege; or

•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each policy, we will apply the transfer policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

In addition to the market timing policy described above, which applies to transfers among the subaccounts within your policy, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your policy and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your policy transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of policy value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the policy in several ways, including but not limited to:

•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

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•	Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

•	Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.

For more information about the market timing policies and procedures of an underlying fund, and the risks that market timing pose to that fund and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.

FIXED ACCOUNT TRANSFER POLICIES

•	You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

•	If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

•	If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

•	We will not accept requests for transfers from the fixed account at any other time.

•	If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy’s right to exchange provision. (See “Exchange Right.”)

MINIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

•	For mail and telephone transfers — $250 or the entire subaccount balance, whichever is less.

•	For automated transfers — $50.

From the fixed account to a subaccount:

•	For mail and telephone transfers — $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

•	For automated transfers — $50.

MAXIMUM TRANSFER AMOUNTS
None.

MAXIMUM NUMBER OF TRANSFERS PER YEAR
You may make transfers by mail or telephone. However, we reserve the right to limit transfers by mail or telephone to five per policy year. In addition to transfers by mail or telephone, you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS
In addition to written and telephone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.

Automated transfer policies

•	Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

•	You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

•	You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

•	If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

•	If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

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•	If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

•	The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

•	If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

•	Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (Exception: The maximum number of transfers per year provision does not apply to automated transfers.)

•	You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING
You can use automated transfers to take advantage of dollar-cost averaging — investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

How dollar-cost averaging works

					Number
By investing an equal number			Amount	Accumulation	of units
of dollars each month...		Month	invested	unit value	purchased

		Jan	$100	$20	5.00

		Feb	100	18	5.56

you automatically buy		Mar	100	17	5.88

more units when the	è	Apr	100	15	6.67

per unit market price is low...		May	100	16	6.25

		June	100	18	5.56

		July	100	17	5.88

and fewer units		Aug	100	19	5.26

when the per unit	è	Sept	100	21	4.76

market price is high.		Oct	100	20	5.00

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.

ASSET REBALANCING
Subject to availability, you can ask us in writing to reallocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.

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Policy Loans

You may borrow against your policy by written or telephone request. (See “Two Ways to Request a Transfer, Loan or Surrender” for the address and telephone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request in good order at our home office (for exceptions — see “Deferral of Payments,” under “Payment of Policy Proceeds”). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS
$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

•	In Texas, 100% of the policy value in the fixed account plus 85% of the variable account value, minus a pro rata portion of surrender charges.

•	In Alabama, 100% of the policy value minus surrender charges.

•	In all other states, 90% of the policy value minus surrender charges.

•	For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS
Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS
We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST
If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and the subaccounts with value on a pro-rata basis. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS
A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed in the fixed account at the applicable guaranteed interest rate. (See “The Fixed Account.”) A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG or minimum initial guarantee period to terminate.

If you have the AdvanceSource rider(1) on your policy, upon notice of claim additional policy loans are not permitted. This does not include policy loans taken to pay for interest due on an existing policy loan. If there is an outstanding policy loan at the time of an AdvanceSource rider monthly benefit payment, that benefit payment will be reduced to repay a portion of the policy loan. This rule does not apply in Massachusetts.

Policy Surrenders

You may take a full or a partial surrender by written request. We may, but are not required to, accept a full or partial surrender request from you by phone. (See “Two Ways to Request a Transfer, Loan or Surrender” for address and telephone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office in good

(1) This rider has a different name in some jurisdictions. (See Appendix B.)

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order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions — see “Deferral of Payments” under “Payment of Policy Proceeds”). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS
If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See “Loads, Fees and Charges.”)

PARTIAL SURRENDERS
After the first policy year, you may take a partial surrender of any amount from $500 up to 90% of the policy’s cash surrender value. Partial surrenders by telephone are limited to $100,000. Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

Effect of partial surrenders

•	A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See “Fee Tables” and “Loads, Fees and Charges.”)

•	A partial surrender will reduce the death benefit by the amount of the partial surrender and charge, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

•	A partial surrender may terminate any of the NLG options. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the NLG in effect.

•	If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and charge. We will deduct this decrease from the current specified amount in this order:

1.	First from the specified amount provided by the most recent increase;

2.	Next from the next most recent increases successively;

3.	Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See “Decreases” under “Proceeds Payable Upon Death.”)

•	If Option 2 is in effect, a partial surrender does not affect the specified amount.

Two Ways to Request a Transfer, Loan or Surrender

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

 1  By mail

Regular mail:

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

Express mail:

RiverSource Life Insurance Company
70200 Ameriprise Financial Center
Minneapolis, MN 55474

*	Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory income tax withholding on the taxable portion of the distribution.

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 2  By phone

1-800-862-7919 (toll free)

•	We answer telephone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

•	We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

•	We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

RECEIVING PAYMENT

 1 By regular or express mail

•	payable to you;

•	mailed to your address of record.

NOTE: We will charge you a fee if you request express mail delivery. (See “Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds”.)

 2 By wire or other form of electronic payment

•	request that payment be wired to your bank account;

•	pre-authorization required.

NOTE: We will charge you a fee if you request electronic fund transfer. (See “Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds”.)

We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the policy owner or to an address other than the address of record. These requirements will be designed to ensure policy owner instructions are genuine and to prevent fraud.

Payment of Policy Proceeds

We will pay proceeds when:

•	you surrender the policy; or

•	the insured dies.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). Additional options available under the policy are described in “Payment Options.” We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas, 11% in Florida) on lump sum death proceeds, from the date of the insured’s death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS
During the insured’s lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum: $5,000). We will transfer any such amount to our general investment account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.

Option A — Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

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Option B — Payments for a specified period: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS
We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

•	the payment includes a premium payment check that has not cleared;

•	the NYSE is closed, except for normal holiday and weekend closings;

•	trading on the NYSE is restricted, according to SEC rules;

•	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

•	the SEC permits us to delay payments for the protection of security holders.

•	the Columbia Variable Portfolio – Cash Management Fund suspends payments of redemption proceeds in connection with a liquidation of the fund. In that case we will delay payment of any transfer, surrender, loan or death benefit from the fund until the fund is liquidated.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request in good order. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

Federal Taxes

The following is a general discussion of the policy’s federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.

You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for federal and state income tax, gift tax and estate or inheritance tax and also your ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

Income tax reporting and withholding: If any amounts are (or are deemed to be) taxable distributions to the policy owner, such amounts will generally be subject to federal income tax and possibly a tax penalty, and may be subject to federal withholding pursuant to the Code. (See “Taxation of Policy Proceeds.”) Such amounts will also be subject to tax reporting. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.

Diversification and investor control: A variable life insurance policy must meet a diversification test under Section 817(h) of the Code and is subject to an investor control rule. Failure to meet either of these tests means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets based on IRS rules. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts’ assets.

RIVERSOURCE LIFE’S TAX STATUS
We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the

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right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we then understand it.

TAXATION OF POLICY PROCEEDS
Death benefit proceeds: The death benefit paid to the beneficiary generally is not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the insured’s attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

Death benefit proceeds under Payment Option A: The death benefit proceeds are not subject to income tax, but payments of interest are taxable and may be reported to the IRS and a state, if applicable.

Death benefit proceeds under Payment Options B and C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary’s investment in the policy and will not be taxed. The beneficiary’s investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, all payments made after the investment in the policy is fully recovered will be subject to tax. Any taxable earnings may be reported to the IRS and a state, if applicable.

Pre-death proceeds (See the following table.): Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, or payment options may be subject to federal (or state, if applicable) income tax as ordinary income to the extent of any earnings in the contract. Depending on the situation, these rules may also apply to policy loans and an assignment of the policy as collateral. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained in the following table). The taxable amount may also be subject to an additional 10% IRS penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2. (See “Penalty tax” under “Modified Endowment Contracts.”)

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Source of Proceeds	Taxable Portion of Pre-death Proceeds

Non-Modified Endowment Contracts:	Taxable portion of pre-death proceeds:

Full surrender:	You will be taxed on the amount received, plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of full surrender — these earnings may be part of the policy cash value or part of loans previously taken. It could be the case that a policy with a relatively small existing cash surrender value could have significant earnings that will be taxed upon surrender of the policy.

Lapse:	You will be taxed on any indebtedness minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of lapse — these earnings may be part of the policy cash value or part of loans previously taken. It could be the case that a policy with a relatively small existing cash surrender value could have significant earnings that will be taxed upon lapse of the policy.

Partial Surrenders:	Generally, if the amount received is greater than your investment in the policy,(1) the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments and pledges:	None.(2)

Modified Endowment Contracts:(3)	Taxable portion of pre-death proceeds:

Full surrender:	You will be taxed on the amount received, plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of full surrender — these earnings may be part of the policy cash value or part of loans previously taken. Please note, for modified endowment contracts, it is likely that any earnings taken in previous policy loans were taxable and would be included in the investment in the policy.

Lapse:	You will be taxed on any indebtedness minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of lapse — these earning may be part of the policy cash value or part of loans previously taken.

Partial Surrenders:	You will be taxed on the lesser of: • the amount received; or • policy value minus your investment in the policy.(1)

Policy loans and assignments and pledges:	You will be taxed on the lesser of: • the amount of the loan/assignment; or • policy value minus your investment in the policy.(1)

Payment Options: Pre-death proceeds (applicable to non-modified endowment contracts and modified endowment contracts):	Option A: Treated as a full surrender; earnings are taxed and may be subject to an additional 10% penalty tax for modified endowment contracts. Interest is taxed (but not subject to an additional 10% IRS penalty tax).

Options B and C: A portion of each payment is taxed and a portion is considered a return on investment in the policy(1) and not taxed. Any indebtedness at the time the option is elected is treated as a partial surrender and earnings are taxed (and may be subject to an additional 10% penalty tax for modified endowment contracts). Payments made after the investment in the policy(1) is fully recovered are taxed (and may be subject to an additional 10% penalty tax for modified endowment contracts).

(1)	Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2)	However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to “full surrender” or “lapse” under “Source of Proceeds” in the “Non-Modified Endowment Contracts” section shown above for the explanation of tax treatment.
(3)	Any taxable portion of pre-death proceeds may be subject to a 10% IRS penalty tax (exceptions apply — see “Penalty tax” under “Modified Endowment Contracts.”)

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MODIFIED ENDOWMENT CONTRACTS
Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.

We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification, sex and age of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

•	ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

•	ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options. If you do not choose one of these options, your policy will remain a modified endowment contract for the life of the policy. (See “Modified Endowment Contracts” in the table under “Taxation of Policy Proceeds.”)

Increases in benefits: We recalculate limits when an increase is a “material change.” Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit,(1) is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the “Proceeds Payable upon Death” section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment contract if premiums you pay in the first seven years following a material change exceed the recalculated limits.

Reductions in benefits: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had been in effect for the entire applicable seven-year period. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

Distributions affected: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

Serial purchase of modified endowment contracts: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

Penalty tax: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

•	the distribution occurs on or after the date that the owner attains age 59 1/2;

•	the distribution is attributable to the owner becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

•	the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner’s beneficiary.

(See “Taxation of Policy Proceeds” “Pre-death proceeds” and accompanying table.)

(1)	Please note that any Base Insured Rider (BIR) or Other Insured Rider (OIR) currently in force on a policy cannot be increased. Also, these riders are no longer available for purchase.

OTHER TAX CONSIDERATIONS
Interest paid on policy loans: Generally, no deduction is allowed for interest paid or accrued on any indebtedness with respect to life insurance policies. However, a deduction is allowed under Section 264(e) of the Code for interest (subject to certain interest rate limitations) on policy loans of a business with respect to certain key person insurance. The aggregate amount of indebtedness that can be borrowed on that key individual (who must be an officer or 20-percent owner of the business) may not exceed $50,000. The amount of key persons is limited to a maximum of 20 with respect to any controlled

56  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

group of companies. A business that falls within the exception of Section 264(e) and is allowed a deduction for interest with respect to key-person insurance up to $50,000 nonetheless must also not fall within the either of the prohibitions of Sections 264(a)(2) (with respect to certain single premium policies), and (a)(3) (indebtedness incurred or continued to purchase or carry a life insurance contract pursuant to a plan of purchase which contemplates the systematic borrowing of part or all of the increases in the cash value).

Policy changes: Changing ownership, exchanging or assigning the policy may have income, gift and/or estate tax consequences, depending on the circumstances.

1035 exchanges: See “Exchange/Replacement Risk” under “Policy Risk” for potential risks associated with 1035 exchanges. Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old policy or contract. If the life insurance policy has an outstanding loan, there may be tax consequences. Currently, partial exchanges of life insurance policies are not allowed by the company because there is no guidance from the IRS.

Other taxes: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. All of these laws are subject to change.

Qualified Tax-deferred retirement plans: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, (iii) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (iv) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan. The policy will not provide any necessary or additional tax deferral if it is used to fund a tax-deferred retirement plan.

On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy’s cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.

Employer-owned life insurance: The Pension Protection Act (PPA) of 2006 amended Section 101 of the Code by adding a new Section 101(j) that addresses the tax treatment of “employer-owned life insurance” (EOLI). Unless one of four specified conditions is met and the notice and consent requirements are met, any death benefits in excess of the premiums paid are taxed. In general, an EOLI contract is any life insurance contract owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the contract and that covers the life of an employee of the employer (or certain related persons). Additionally, an applicable policyholder owning 1 or more employer-owned life insurance contracts is required to file a Form 8925 with the IRS. The applicable policyholder is required to keep records necessary to determine whether the requirements of the reporting rule and the income inclusion rule are met.

The four specified conditions are:

•	The insured was an employee at any time during the 12-month period before the insured’s death;

•	The insured is, at the time the contract is issued a director, a highly compensated employee as defined by reference to the qualified plan rules in Section 414(q) or one of the 35% most highly compensated individuals within the meaning of self-insured health plans;

•	The death benefits are paid to a member of the family of the insured, any individual who is the designated beneficiary of the insured under the contract (other than the employer), a trust established for the benefit of any such member of the family or designated beneficiary, or the estate of the insured; or

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  57

•	The amount is used to purchase an equity (or capital or profits) interest in the employer from a family member of the insured, an individual who is a designated beneficiary, a trust established for the benefit of a family member or designated beneficiary, or the estate of the insured.

The notice and consent requirements are met if, before the issuance of the policy, the employee:

•	Is notified in writing that the applicable policyholder intends to insure the employee’s life and of the maximum face amount for which the employee could be insured at the time the contract was issued;

•	Provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment; and

•	Is informed in writing that an applicable policyholder will be a beneficiary of any proceeds payable upon the death of the employee.

AdvanceSource Rider:(1) This rider is intended to be federally tax-qualified long-term care insurance under Section 7702B(b) of the Code, as adopted by the Health Insurance Portability and Accountability Act of 1996 — Public Law 104-191. Benefits received under the rider are intended to qualify for exclusion from federal income tax within the limits of the Code. Receipt of benefits in excess of those limits may be taxable. For this purpose, benefits under other contracts paying long-term care benefits are included in determining whether benefits exceed the limits imposed by the Code. Any charges for this rider that are deducted from the cash value of the life insurance contract will not be included in taxable income. The investment in the contract, however, is reduced (but not below zero) by the amount of the charge.

SPLIT DOLLAR ARRANGEMENTS
The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into or materially modified after Sept. 17, 2003. You should consult your legal and tax advisors before developing or entering into a split dollar arrangement.

A typical split-dollar life insurance agreement is an arrangement under which two parties agree to share the costs and benefits of a permanent life insurance contract which provides both a death benefit and cash values. The arrangement divides or “splits” between two parties the death benefit and the cash value of the policy or other economic benefits under the contract. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. The typical split dollar arrangement is between an employer and an employee, but the arrangement may be used in other relationships, such as between a corporation-shareholder, a parent and a child, or a donor and a charity.

Traditionally, there have been two types of split dollar arrangements. In the “endorsement” system, the employer owns the policy and is responsible for the payment of the annual premiums. The employee is then required to reimburse the employer for his or her share, if any, of the premiums. The “collateral assignment system” is described as a system in which the employee in form owns the policy and pays the entire premium. The employer in form makes annual loans (sometimes without interest or below the fair rate of interest), to the employee of amounts equal to the yearly increases in the cash surrender value, but not exceeding the annual premiums. The employee executes an assignment of the policy to the employer as collateral security for the loans. The loans are generally payable at the termination of employment or the death of the employee. In a reverse split dollar plan, the payor of the premiums retains the life insurance protection and another party owns the rights to the cash value of the policy.

The Treasury regulations define a split dollar life insurance arrangement as any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract. The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.

Under a special rule, any arrangement between an owner and a non-owner of a life insurance contract is treated as a split-dollar life insurance arrangement (regardless of whether the criteria set forth above are satisfied) if the arrangement is entered into in connection with the performance of services and is not part of a group-term life insurance plan described in Section 79, the employer or service recipient pays, directly or indirectly, all or any portion of the premiums; and either (1) the beneficiary of all or any portion of the death benefit is designated by the employee or service provider or is any person whom the employee or service provider would reasonably be expected to designate as the beneficiary; or (2) the employee or service provider has any interest in the policy cash value of the life insurance contract. For example, in a compensatory context in which the employer owns the contract, the employee must include in gross income the value of any interest in the cash surrender value of the contract provided to the employee during a taxable year.

(1) This rider has a different name in some jurisdictions. (See Appendix B.)

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Another special rule provides that an arrangement is a split-dollar arrangement (regardless of whether the criteria set forth above are satisfied) if the arrangement is entered into between a corporation and another person in that person’s capacity as a shareholder in the corporation; the corporation pays, directly or indirectly, all or any portion of the premiums; and either (1) the beneficiary of all or any portion of the death benefit is designated by the shareholder or is any person whom the shareholder would reasonably be expected to designate as the beneficiary; or (2) the shareholder has any interest in the policy cash value of the life insurance contract.

Mutually Exclusive Regimes
The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, RRTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.

•	Economic Benefit Split Dollar: As a general rule for split-dollar life insurance arrangements that are taxed under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. Also, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.

The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend distribution, a gift, or a transfer having a different tax character. Further, depending on the relationship between or among a non-owner and one or more other persons (including a non-owner or non-owners), the economic benefits may be treated as provided from the owner to the non-owner and as separately provided from the non-owner to such other person or persons (for example, as a payment of compensation from an employer to an employee and as a gift from the employee to the employee’s child).

•	Loan (Collateral Assignment) Split Dollar: Under loan regime, the non-owner of the life insurance contract is treated as loaning premium payments to the owner of the contract. Except for specified arrangements, the loan regime applies to any split-dollar loan. A payment made pursuant to a split-dollar life insurance arrangement is a split-dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is a loan under general principles of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy’s death benefit proceeds or its cash surrender value, or both. A borrower generally may not deduct any interest on a split-dollar. If the split-dollar loan provides for sufficient interest, then the loan generally is subject to the general rules for debt instruments.

If a split-dollar loan is a below-market loan, then, in general, the loan is recharacterized as a loan with interest at the applicable Federal rate (AFR), coupled with an imputed transfer by the lender to the borrower. The timing, amount, and characterization of the imputed transfers between the lender and borrower of the loan will depend upon the relationship between the lender and the borrower (for example, the imputed transfer is generally characterized as a compensation payment if the lender is the borrower’s employer), and whether the loan is a demand loan or a term loan.

EOLI Requirements May Apply
A contract that is subject to a split dollar arrangement is an employer-owned life insurance contract if the contract is owned by a person engaged in a trade or business and is otherwise described in Section 101(j) of the Code. However, the general rule of Section 101(j) does not apply to the extent any amount received by reason of the death of the insured is paid to a family member of the insured, an individual who is a designated beneficiary, a trust established for the benefit of a family member or designated beneficiary. Notice 2008-42 provides guidance regarding the application of Sections 101(j) to life insurance contracts that are subject to split-dollar life insurance arrangements.

Taxation — Determined by Policy ownership
The regulations provide rules for determining the owner and the non-owner of the life insurance contract. The general rule is that the owner is the person named as the policy owner. If two or more persons are designated as the policy owners, the first-named person generally is treated as the owner of the entire contract. If two or more persons are named as the policy owners

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  59

and each such person has at all times, all the incidents of ownership with respect to an undivided interest in the contract, however, those persons are treated as owners of separate contracts. The general rule that the person named as the policy owner is treated as the owner of the life insurance contract is subject to two exceptions involving situations in which the only benefit available under the split-dollar life insurance arrangement is the value of current life insurance protection (that is, non-equity arrangements).

The regulations add attribution rules to determine the owner of a policy. Under these rules, if a split-dollar life insurance arrangement is entered into in connection with the performance of services, the employer or service recipient is treated as the owner of the life insurance contract if the owner under the split-dollar life insurance arrangement is: (a) a trust described in Section 402(b); (b) A grantor trust that is treated as owned by either the employer or the service recipient; (c) a welfare benefit fund within the meaning of Section 419(e)(1); or (d) certain related parties.

If you are considering a split dollar arrangement, you should consult your legal and tax advisor.

Section 409A
The Section 409A regulations explain that a split-dollar life insurance arrangement may provide for deferred compensation, as determined through application of the general rules defining deferred compensation and a nonqualified deferred compensation plan. Notice 2007-34 was issued concurrently with the regulations under Section 409A to provide guidance regarding the application of Section 409A to split-dollar life insurance arrangements. The Notice confirms that many split-dollar arrangements are not subject to Section 409A and provides that certain modifications of these arrangements necessary to comply with, or avoid application of, Section 409A will not be treated as material modifications under the split dollar rules. The Notice further clarifies that a split-dollar arrangement generally provides for deferred compensation if the service provider has a legally binding right during a taxable year to compensation that is payable to or on behalf of the provider in a later year. In addition, the regulations under Section 409A provide additional categories of plans for purposes of the aggregation rules, including a separate category for split-dollar arrangements.

Distribution of the Policy

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Sales of the Policy

•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the policy.

•	The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

Payments to the Selling Firms

•	We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 95% (85% for VUL IV – ES prior policies) of the initial target premium when the policy is sold, plus 2.75% (3.5% and 2.5%, respectively, for VUL IV and VUL IV – ES prior policies) of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.

•	We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

•	In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

—	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

60  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

—	marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

—	providing services to policy owners; and

—	funding other events sponsored by a selling firm that may encourage the selling firm’s sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

Sources of Payments to Selling Firms

•	We pay the commissions and other compensation described above from our assets.

•	Our assets may include:

—	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see “Fee Tables”);

—	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The funds”);

—	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and

—	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

•	You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

—	fees and expenses we collect from policy owners, including surrender charges; and

—	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:

•	give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

•	cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

•	cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

Payments to Sales Representatives

•	The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

•	To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

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Legal Proceedings

Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota and a multistate insurance department examination). RiverSource Life has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Policy Illustrations

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or telephone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS*
Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

Expenses: The policy values illustrated reflect the deduction of the following expenses:

•	Premium expense charges;

•	Cost of insurance charges;

•	Policy fees;

•	Mortality and expense risk charges; and

•	Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

•	Current and guaranteed charges for the policies; and

•	Current and guaranteed charges for prior policies.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled “Fee Tables” and “Loads, Fees and Charges.” These sections describe where these charges differ between VUL IV and VUL IV – ES. These differences are reflected in the illustrated policy values. These sections also describe when the various charges are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see “Fee Tables”) would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the fee tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.15% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund operating expenses.

* In prior policies, the “preferred nontobacco” risk classification was the “preferred nonsmoker” risk classification.

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Risk classification of the insured:* The illustrations for VUL-IV assume the insured is a male, age 35, in our preferred nontobacco risk classification. The illustrations for VUL IV-ES assume the insured is a male, age 40, in our preferred nontobacco risk classification. Illustrated policy values would be lower if these assumed insureds did not qualify as a nontobacco risk.

Death benefit: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

Premiums: The illustrations for VUL IV assume that a premium of $4,500 is paid in full at the beginning of each policy year. For prior policies, the illustrations for VUL IV assume that a premium of $3,500 is paid in full at the beginning of each policy year. The illustrations for VUL IV 2001 CSO Policies assume that a premium of $3,500 is paid in full at the beginning of each policy year. The illustrations for VUL IV-ES assume that a premium of $30,000 is paid in full at the beginning of each policy year. For prior policies, the illustration for VUL IV-ES assume that a premium of $25,000 is paid in full at the beginning of each policy year. The illustrations for VUL IV ES 2001 CSO Policies assume that a premium of $25,000 is paid in full at the beginning of each policy year. Results would differ if:

•	Premiums were not paid in full at the beginning of each policy year.

•	Premium amounts were different.

Loans and partial surrenders: The policy values illustrated assume no loans or partial surrenders were taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

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VUL IV
Illustration For 2001 CSO policies

Initial specified amount $400,000			Male — age 35					Current costs assumed
Death benefit Option 1			Preferred nontobacco					Annual premium $3,500

	Premium(1)
	accumulated	Death benefit			Policy value			Cash surrender value
End of	with annual	assuming hypothetical gross			assuming hypothetical gross			assuming hypothetical gross
policy	interest	annual investment return of			annual investment return of			annual investment return of
year	at 5%	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	$3,675	$400,000	$400,000	$400,000	$2,858	$3,044	$3,231	$—	$—	$—
2	7,534	400,000	400,000	400,000	5,637	6,188	6,763	2,033	2,584	3,159
3	11,585	400,000	400,000	400,000	8,350	9,448	10,637	4,746	5,844	7,033
4	15,840	400,000	400,000	400,000	10,976	12,804	14,866	7,372	9,200	11,262
5	20,307	400,000	400,000	400,000	13,517	16,262	19,485	9,913	12,658	15,881

6	24,997	400,000	400,000	400,000	15,975	19,827	24,534	13,092	16,944	21,651
7	29,922	400,000	400,000	400,000	18,330	23,480	30,035	16,167	21,318	27,873
8	35,093	400,000	400,000	400,000	20,595	27,237	36,047	19,153	25,796	34,605
9	40,523	400,000	400,000	400,000	22,750	31,082	42,599	22,029	30,361	41,879
10	46,224	400,000	400,000	400,000	24,799	35,019	49,751	24,799	35,019	49,751

15	79,301	400,000	400,000	400,000	34,723	57,939	99,390	34,723	57,939	99,390
20	121,517	400,000	400,000	400,000	42,500	85,196	180,426	42,500	85,196	180,426
25	175,397	400,000	400,000	422,325	46,354	116,651	315,168	46,354	116,651	315,168
30	244,163	400,000	400,000	655,960	45,345	152,995	537,673	45,345	152,995	537,673
35	331,927	400,000	400,000	1,044,058	35,090	193,577	900,050	35,090	193,577	900,050

40	443,939	400,000	400,000	1,596,330	8,147	238,518	1,491,897	8,147	238,518	1,491,897
45	586,898	—	400,000	2,587,368	—	288,774	2,464,160	—	288,774	2,464,160
50	769,354	—	400,000	4,230,042	—	351,320	4,028,611	—	351,320	4,028,611
55	1,002,219	—	465,770	6,831,643	—	443,591	6,506,327	—	443,591	6,506,327
60	1,299,420	—	567,132	10,649,113	—	561,517	10,543,677	—	561,517	10,543,677
65	1,678,733	—	720,464	17,432,169	—	720,464	17,432,169	—	720,464	17,432,169

(1)	This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

64  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

VUL IV – Estate Series
Illustration For 2001 CSO policies.

Initial specified amount $2,000,000			Male — age 40					Current costs assumed
Death benefit Option 1			Preferred nontobacco					Annual premium $25,000

	Premium(1)
	accumulated	Death benefit			Policy value			Cash surrender value
End of	with annual	assuming hypothetical gross			assuming hypothetical gross			assuming hypothetical gross
policy	interest	annual investment return of			annual investment return of			annual investment return of
year	at 5%	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	$26,250	$2,000,000	$2,000,000	$2,000,000	$20,632	$21,971	$23,312	$—	$1,131	$2,472
2	53,813	2,000,000	2,000,000	2,000,000	40,578	44,543	48,672	19,738	23,703	27,832
3	82,753	2,000,000	2,000,000	2,000,000	59,916	67,805	76,353	39,076	46,965	55,513
4	113,141	2,000,000	2,000,000	2,000,000	78,547	91,675	106,480	57,707	70,835	85,640
5	145,048	2,000,000	2,000,000	2,000,000	96,492	116,187	139,311	75,652	95,347	118,471

6	178,550	2,000,000	2,000,000	2,000,000	113,881	141,491	175,249	97,209	124,819	158,577
7	213,728	2,000,000	2,000,000	2,000,000	130,618	167,514	214,507	118,114	155,010	202,003
8	250,664	2,000,000	2,000,000	2,000,000	146,885	194,460	257,605	138,549	186,124	249,269
9	289,447	2,000,000	2,000,000	2,000,000	162,748	222,428	304,995	158,580	218,260	300,827
10	330,170	2,000,000	2,000,000	2,000,000	178,216	251,465	357,122	178,216	251,465	357,122

15	566,437	2,000,000	2,000,000	2,000,000	255,887	424,740	725,680	255,887	424,740	725,680
20	867,981	2,000,000	2,000,000	2,000,000	316,398	631,864	1,333,412	316,398	631,864	1,333,412
25	1,252,836	2,000,000	2,000,000	2,868,545	351,136	879,196	2,351,266	351,136	879,196	2,351,266
30	1,744,020	2,000,000	2,000,000	4,663,655	346,456	1,175,447	4,020,393	346,456	1,175,447	4,020,393
35	2,370,908	2,000,000	2,000,000	7,234,247	272,861	1,540,987	6,760,978	272,861	1,540,987	6,760,978

40	3,170,994	2,000,000	2,129,454	11,849,835	65,667	2,028,051	11,285,557	65,667	2,028,051	11,285,557
45	4,192,129	—	2,776,839	19,545,887	—	2,644,609	18,615,130	—	2,644,609	18,615,130
50	5,495,385	—	3,544,375	31,825,434	—	3,375,595	30,309,937	—	3,375,595	30,309,937
55	7,158,706	—	4,331,574	49,941,457	—	4,288,687	49,446,987	—	4,288,687	49,446,987
60	9,281,573	—	5,519,331	82,178,214	—	5,519,331	82,178,214	—	5,519,331	82,178,214

(1)	This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  65

VUL IV
Illustration For 2001 CSO policies.

Initial specified amount $400,000			Male — age 35					Guaranteed costs assumed
Death benefit Option 1			Preferred nontobacco					Annual premium $3,500

	Premium(1)
	accumulated	Death benefit			Policy value			Cash surrender value
End of	with annual	assuming hypothetical gross			assuming hypothetical gross			assuming hypothetical gross
policy	interest	annual investment return of			annual investment return of			annual investment return of
year	at 5%	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	$3,675	$400,000	$400,000	$400,000	$2,734	$2,916	$3,099	$—	$—	$—
2	7,534	400,000	400,000	400,000	5,391	5,927	6,485	1,787	2,323	2,881
3	11,585	400,000	400,000	400,000	7,973	9,036	10,188	4,369	5,432	6,584
4	15,840	400,000	400,000	400,000	10,472	12,236	14,227	6,868	8,632	10,623
5	20,307	400,000	400,000	400,000	12,887	15,532	18,639	9,283	11,928	15,035

6	24,997	400,000	400,000	400,000	15,223	18,928	23,460	12,340	16,045	20,577
7	29,922	400,000	400,000	400,000	17,458	22,406	28,711	15,295	20,244	26,548
8	35,093	400,000	400,000	400,000	19,594	25,970	34,436	18,152	24,529	32,994
9	40,523	400,000	400,000	400,000	21,623	29,614	40,673	20,902	28,893	39,952
10	46,224	400,000	400,000	400,000	23,537	33,330	47,467	23,537	33,330	47,467

15	79,301	400,000	400,000	400,000	31,462	53,161	92,079	31,462	53,161	92,079
20	121,517	400,000	400,000	400,000	36,272	75,027	162,419	36,272	75,027	162,419
25	175,397	400,000	400,000	400,000	35,634	97,094	274,404	35,634	97,094	274,404
30	244,163	400,000	400,000	555,686	26,440	117,059	455,481	26,440	117,059	455,481
35	331,927	400,000	400,000	859,463	3,288	130,895	740,917	3,288	130,895	740,917

40	443,939	—	400,000	1,276,301	—	130,908	1,192,805	—	130,908	1,192,805
45	586,898	—	400,000	2,010,092	—	94,661	1,914,374	—	94,661	1,914,374
50	769,354	—	—	3,183,077	—	—	3,031,502	—	—	3,031,502
55	1,002,219	—	—	4,951,605	—	—	4,715,814	—	—	4,715,814
60	1,299,420	—	—	7,438,783	—	—	7,365,132	—	—	7,365,132
65	1,678,733	—	—	11,856,404	—	—	11,856,404	—	—	11,856,404

(1)	This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

66  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

VUL IV – Estate Series
Illustration For 2001 CSO policies.

Initial specified amount $2,000,000			Male — age 40					Guaranteed costs assumed
Death benefit Option 1			Preferred nontobacco					Annual premium $25,000

	Premium(1)
	accumulated	Death benefit			Policy value			Cash surrender value
End of	with annual	assuming hypothetical gross			assuming hypothetical gross			assuming hypothetical gross
policy	interest	annual investment return of			annual investment return of			annual investment return of
year	at 5%	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	$26,250	$2,000,000	$2,000,000	$2,000,000	$20,250	$21,577	$22,906	$—	$737	$2,066
2	53,813	2,000,000	2,000,000	2,000,000	39,825	43,742	47,822	18,985	22,902	26,982
3	82,753	2,000,000	2,000,000	2,000,000	58,744	66,524	74,958	37,904	45,684	54,118
4	113,141	2,000,000	2,000,000	2,000,000	76,967	89,900	104,489	56,127	69,060	83,649
5	145,048	2,000,000	2,000,000	2,000,000	94,458	113,843	136,611	73,618	93,003	115,771

6	178,550	2,000,000	2,000,000	2,000,000	111,182	138,331	171,544	94,510	121,659	154,872
7	213,728	2,000,000	2,000,000	2,000,000	127,160	163,399	209,592	114,656	150,895	197,088
8	250,664	2,000,000	2,000,000	2,000,000	142,524	189,194	251,206	134,188	180,858	242,870
9	289,447	2,000,000	2,000,000	2,000,000	157,343	215,812	296,820	153,175	211,644	292,652
10	330,170	2,000,000	2,000,000	2,000,000	171,579	243,243	346,809	171,579	243,243	346,809

15	566,437	2,000,000	2,000,000	2,000,000	230,173	389,815	676,490	230,173	389,815	676,490
20	867,981	2,000,000	2,000,000	2,000,000	259,776	546,985	1,197,501	259,776	546,985	1,197,501
25	1,252,836	2,000,000	2,000,000	2,494,166	246,889	708,326	2,044,399	246,889	708,326	2,044,399
30	1,744,020	2,000,000	2,000,000	3,927,864	167,963	864,060	3,386,090	167,963	864,060	3,386,090
35	2,370,908	—	2,000,000	5,895,840	—	999,520	5,510,130	—	999,520	5,510,130

40	3,170,994	—	2,000,000	9,346,324	—	1,070,904	8,901,261	—	1,070,904	8,901,261
45	4,192,129	—	2,000,000	14,860,058	—	949,539	14,152,436	—	949,539	14,152,436
50	5,495,385	—	2,000,000	23,175,034	—	110,736	22,071,461	—	110,736	22,071,461
55	7,158,706	—	—	34,872,477	—	—	34,527,204	—	—	34,527,204
60	9,281,573	—	—	55,638,831	—	—	55,638,831	—	—	55,638,831

(1)	This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  67

VUL IV
Illustration For Pre 2001 CSO policies

Initial specified amount $400,000			Male — age 35					Current costs assumed
Death benefit Option 1			Preferred nontobacco					Annual premium $4,500

	Premium(1)
	accumulated	Death benefit			Policy value			Cash surrender value
End of	with annual	assuming hypothetical gross			assuming hypothetical gross			assuming hypothetical gross
policy	interest	annual investment return of			annual investment return of			annual investment return of
year	at 5%	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	$4,725	$400,000	$400,000	$400,000	$3,555	$3,791	$4,027	$—	$187	$423
2	9,686	400,000	400,000	400,000	7,031	7,726	8,450	3,427	4,122	4,846
3	14,896	400,000	400,000	400,000	10,419	11,800	13,297	6,815	8,196	9,693
4	20,365	400,000	400,000	400,000	13,708	16,006	18,598	10,104	12,402	14,994
5	26,109	400,000	400,000	400,000	16,925	20,375	24,426	13,321	16,771	20,822

6	32,139	400,000	400,000	400,000	20,047	24,891	30,811	17,164	22,007	27,928
7	38,471	400,000	400,000	400,000	23,101	29,582	37,833	20,938	27,420	35,670
8	45,120	400,000	400,000	400,000	26,064	34,435	45,535	24,623	32,993	44,093
9	52,101	400,000	400,000	400,000	28,984	39,501	54,031	28,263	38,780	53,310
10	59,431	400,000	400,000	400,000	31,839	44,766	63,381	31,839	44,766	63,381

15	101,959	400,000	400,000	400,000	46,160	75,961	128,861	46,160	75,961	128,861
20	156,237	400,000	400,000	400,000	58,059	113,642	236,267	58,059	113,642	236,267
25	225,511	400,000	400,000	556,003	66,301	159,103	414,928	66,301	159,103	414,928
30	313,924	400,000	400,000	863,219	70,032	214,318	707,557	70,032	214,318	707,557
35	426,763	400,000	400,000	1,374,033	65,585	281,787	1,184,511	65,585	281,787	1,184,511

40	570,779	400,000	400,000	2,101,226	46,530	367,997	1,963,763	46,530	367,997	1,963,763
45	754,583	—	504,016	3,406,141	—	480,015	3,243,943	—	480,015	3,243,943
50	989,169	—	645,540	5,569,585	—	614,800	5,304,366	—	614,800	5,304,366
55	1,288,567	—	811,706	8,998,804	—	773,053	8,570,289	—	773,053	8,570,289
60	1,670,683	—	980,047	14,032,259	—	970,344	13,893,325	—	970,344	13,893,325
65	2,158,371	—	1,236,597	22,969,515	—	1,236,597	22,969,515	—	1,236,597	22,969,515

(1)	This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

68  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

VUL IV – Estate Series
Illustration For Pre 2001 CSO policies

Initial specified amount $2,000,000			Male — age 40					Current costs assumed
Death benefit Option 1			Preferred nontobacco					Annual premium $30,000

	Premium(1)
	accumulated	Death benefit			Policy value			Cash surrender value
End of	with annual	assuming hypothetical gross			assuming hypothetical gross			assuming hypothetical gross
policy	interest	annual investment return of			annual investment return of			annual investment return of
year	at 5%	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	$31,500	$2,000,000	$2,000,000	$2,000,000	$24,999	$26,614	$28,232	$4,159	$5,774	$7,392
2	64,575	2,000,000	2,000,000	2,000,000	49,349	54,143	59,135	28,509	33,303	38,295
3	99,304	2,000,000	2,000,000	2,000,000	73,067	82,629	92,987	52,227	61,789	72,147
4	135,769	2,000,000	2,000,000	2,000,000	96,225	112,174	130,152	75,385	91,334	109,312
5	174,057	2,000,000	2,000,000	2,000,000	118,782	142,770	170,912	97,942	121,930	150,072

6	214,260	2,000,000	2,000,000	2,000,000	140,697	174,409	215,584	124,025	157,737	198,912
7	256,473	2,000,000	2,000,000	2,000,000	161,933	207,088	264,522	149,429	194,584	252,018
8	300,797	2,000,000	2,000,000	2,000,000	182,616	240,968	318,281	174,280	232,632	309,945
9	347,337	2,000,000	2,000,000	2,000,000	202,814	276,157	377,416	198,646	271,989	373,248
10	396,204	2,000,000	2,000,000	2,000,000	222,538	312,715	442,482	222,538	312,715	442,482

15	679,725	2,000,000	2,000,000	2,000,000	321,733	530,961	902,485	321,733	530,961	902,485
20	1,041,578	2,000,000	2,000,000	2,231,144	403,782	796,702	1,665,033	403,782	796,702	1,665,033
25	1,503,404	2,000,000	2,000,000	3,576,503	462,230	1,124,105	2,931,560	462,230	1,124,105	2,931,560
30	2,092,824	2,000,000	2,000,000	5,809,238	485,469	1,532,963	5,007,964	485,469	1,532,963	5,007,964
35	2,845,090	2,000,000	2,206,857	9,007,744	448,404	2,062,483	8,418,452	448,404	2,062,483	8,418,452

40	3,805,193	2,000,000	2,868,086	14,751,729	297,353	2,731,511	14,049,266	297,353	2,731,511	14,049,266
45	5,030,555	—	3,720,202	24,331,554	—	3,543,050	23,172,909	—	3,543,050	23,172,909
50	6,594,462	—	4,730,957	39,628,483	—	4,505,673	37,741,412	—	4,505,673	37,741,412
55	8,590,447	—	5,765,513	62,202,972	—	5,708,429	61,587,101	—	5,708,429	61,587,101
60	11,137,887	—	7,328,598	102,347,028	—	7,328,598	102,347,028	—	7,328,598	102,347,028

(1)	This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  69

VUL IV
Illustration For Pre 2001 CSO policies

Initial specified amount $400,000			Male — age 35					Guaranteed costs assumed
Death benefit Option 1			Preferred nontobacco					Annual premium $4,500

	Premium(1)
	accumulated	Death benefit			Policy value			Cash surrender value
End of	with annual	assuming hypothetical gross			assuming hypothetical gross			assuming hypothetical gross
policy	interest	annual investment return of			annual investment return of			annual investment return of
year	at 5%	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	$4,725	$400,000	$400,000	$400,000	$3,431	$3,663	$3,895	$—	$59	$291
2	9,686	400,000	400,000	400,000	6,762	7,441	8,148	3,158	3,837	4,544
3	14,896	400,000	400,000	400,000	9,985	11,327	12,783	6,381	7,723	9,179
4	20,365	400,000	400,000	400,000	13,090	15,316	17,830	9,486	11,712	14,226
5	26,109	400,000	400,000	400,000	16,093	19,425	23,342	12,489	15,821	19,738

6	32,139	400,000	400,000	400,000	18,974	23,637	29,346	16,090	20,754	26,463
7	38,471	400,000	400,000	400,000	21,735	27,957	35,894	19,572	25,794	33,731
8	45,120	400,000	400,000	400,000	24,379	32,392	43,044	22,938	30,950	41,602
9	52,101	400,000	400,000	400,000	26,900	36,936	50,849	26,179	36,216	50,128
10	59,431	400,000	400,000	400,000	29,288	41,587	59,370	29,288	41,587	59,370

15	101,959	400,000	400,000	400,000	39,103	66,406	115,492	39,103	66,406	115,492
20	156,237	400,000	400,000	400,000	44,421	93,341	204,206	44,421	93,341	204,206
25	225,511	400,000	400,000	465,522	42,807	120,866	347,405	42,807	120,866	347,405
30	313,924	400,000	400,000	700,775	29,858	146,433	574,406	29,858	146,433	574,406
35	426,763	—	400,000	1,077,182	—	164,838	928,606	—	164,838	928,606

40	570,779	—	400,000	1,588,751	—	165,249	1,484,814	—	165,249	1,484,814
45	754,583	—	400,000	2,489,172	—	117,184	2,370,640	—	117,184	2,370,640
50	989,169	—	—	3,912,897	—	—	3,726,568	—	—	3,726,568
55	1,288,567	—	—	6,028,173	—	—	5,741,117	—	—	5,741,117
60	1,670,683	—	—	8,999,570	—	—	8,910,465	—	—	8,910,465
65	2,158,371	—	—	14,345,898	—	—	14,345,898	—	—	14,345,898

(1)	This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

70  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

VUL IV – Estate Series
Illustration For Pre 2001 CSO policies

Initial specified amount $2,000,000			Male — age 40					Guaranteed costs assumed
Death benefit Option 1			Preferred nontobacco					Annual premium $30,000

	Premium(1)
	accumulated	Death benefit			Policy value			Cash surrender value
End of	with annual	assuming hypothetical gross			assuming hypothetical gross			assuming hypothetical gross
policy	interest	annual investment return of			annual investment return of			annual investment return of
year	at 5%	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	$31,500	$2,000,000	$2,000,000	$2,000,000	$23,216	$24,774	$26,334	$2,376	$3,934	$5,494
2	64,575	2,000,000	2,000,000	2,000,000	45,663	50,230	54,989	24,823	29,390	34,149
3	99,304	2,000,000	2,000,000	2,000,000	67,364	76,406	86,214	46,524	55,566	65,374
4	135,769	2,000,000	2,000,000	2,000,000	88,283	103,285	120,224	67,443	82,445	99,384
5	174,057	2,000,000	2,000,000	2,000,000	108,386	130,852	157,262	87,546	110,012	136,422

6	214,260	2,000,000	2,000,000	2,000,000	127,643	159,091	197,602	110,971	142,419	180,930
7	256,473	2,000,000	2,000,000	2,000,000	146,077	188,049	241,607	133,573	175,545	229,103
8	300,797	2,000,000	2,000,000	2,000,000	163,658	217,718	289,629	155,322	209,382	281,293
9	347,337	2,000,000	2,000,000	2,000,000	180,358	248,093	342,061	176,190	243,925	337,893
10	396,204	2,000,000	2,000,000	2,000,000	196,148	279,174	399,350	196,148	279,174	399,350

15	679,725	2,000,000	2,000,000	2,000,000	258,591	443,450	776,930	258,591	443,450	776,930
20	1,041,578	2,000,000	2,000,000	2,000,000	284,959	618,110	1,379,847	284,959	618,110	1,379,847
25	1,503,404	2,000,000	2,000,000	2,876,166	255,856	794,746	2,357,513	255,856	794,746	2,357,513
30	2,092,824	2,000,000	2,000,000	4,506,972	128,933	957,488	3,885,321	128,933	957,488	3,885,321
35	2,845,090	—	2,000,000	6,724,407	—	1,079,355	6,284,493	—	1,079,355	6,284,493

40	3,805,193	—	2,000,000	10,609,772	—	1,093,638	10,104,545	—	1,093,638	10,104,545
45	5,030,555	—	2,000,000	16,751,109	—	803,253	15,953,437	—	803,253	15,953,437
50	6,594,462	—	—	25,878,141	—	—	24,645,849	—	—	24,645,849
55	8,590,447	—	—	38,703,243	—	—	38,320,042	—	—	38,320,042
60	11,137,887	—	—	61,765,217	—	—	61,765,217	—	—	61,765,217

(1)	This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  71

									For prior policies,
									as defined in the
VUL IV									“Key Terms” Section of
Illustration									this prospectus

Initial specified amount $300,000			Male — age 35					Current costs assumed
Death benefit Option 1			Preferred nonsmoker					Annual premium $3,500

	Premium(1)
	accumulated	Death benefit			Policy value			Cash surrender value
End of	with annual	assuming hypothetical gross			assuming hypothetical gross			assuming hypothetical gross
policy	interest	annual investment return of			annual investment return of			annual investment return of
year	at 5%	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	$3,675	$300,000	$300,000	$300,000	$2,844	$3,030	$3,217	$141	$327	$514
2	7,534	300,000	300,000	300,000	5,634	6,185	6,758	2,931	3,482	4,055
3	11,585	300,000	300,000	300,000	8,353	9,451	10,640	5,650	6,748	7,937
4	15,840	300,000	300,000	300,000	10,995	12,824	14,887	8,292	10,121	12,184
5	20,307	300,000	300,000	300,000	13,570	16,319	19,546	10,867	13,616	16,843

6	24,997	300,000	300,000	300,000	16,079	19,941	24,659	13,917	17,779	22,497
7	29,922	300,000	300,000	300,000	18,525	23,696	30,274	16,903	22,074	28,652
8	35,093	300,000	300,000	300,000	20,891	27,572	36,424	19,810	26,491	35,343
9	40,523	300,000	300,000	300,000	23,205	31,600	43,191	22,665	31,060	42,651
10	46,224	300,000	300,000	300,000	25,452	35,772	50,622	25,452	35,772	50,622

15	79,301	300,000	300,000	300,000	36,361	60,103	102,280	36,361	60,103	102,280
20	121,517	300,000	300,000	300,000	45,174	89,270	186,896	45,174	89,270	186,896
25	175,397	300,000	300,000	439,252	51,609	124,970	327,800	51,609	124,970	327,800
30	244,163	300,000	300,000	681,311	54,623	168,540	558,451	54,623	168,540	558,451
35	331,927	300,000	300,000	1,083,800	51,479	222,243	934,311	51,479	222,243	934,311

40	443,939	300,000	312,044	1,656,691	37,335	291,630	1,548,310	37,335	291,630	1,548,310
45	586,898	300,000	399,072	2,684,802	596	380,069	2,556,954	596	380,069	2,556,954
50	769,354	—	510,634	4,388,558	—	486,318	4,179,579	—	486,318	4,179,579
55	1,002,219	—	641,463	7,087,228	—	610,917	6,749,741	—	610,917	6,749,741
60	1,299,420	—	773,940	11,047,513	—	766,277	10,938,131	—	766,277	10,938,131
65	1,678,733	—	976,244	18,083,483	—	976,244	18,083,483	—	976,244	18,083,483

(1)	This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

72  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

									For prior policies,
									as defined in the
VUL IV – Estate Series									“Key Terms” Section of
Illustration									this prospectus

Initial specified amount $2,000,000			Male — age 40					Current costs assumed
Death benefit Option 1			Preferred nonsmoker					Annual premium $25,000

	Premium(1)
	accumulated	Death benefit			Policy value			Cash surrender value
End of	with annual	assuming hypothetical gross			assuming hypothetical gross			assuming hypothetical gross
policy	interest	annual investment return of			annual investment return of			annual investment return of
year	at 5%	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	$26,250	$2,000,000	$2,000,000	$2,000,000	$20,632	$21,971	$23,312	$—	$1,131	$2,472
2	53,813	2,000,000	2,000,000	2,000,000	40,694	44,662	48,795	19,854	23,822	27,955
3	82,753	2,000,000	2,000,000	2,000,000	60,201	68,106	76,671	39,361	47,266	55,831
4	113,141	2,000,000	2,000,000	2,000,000	79,225	92,397	107,248	58,385	71,557	86,408
5	145,048	2,000,000	2,000,000	2,000,000	97,663	117,457	140,686	76,823	96,617	119,846

6	178,550	2,000,000	2,000,000	2,000,000	115,476	143,268	177,225	98,804	126,596	160,553
7	213,728	2,000,000	2,000,000	2,000,000	132,625	169,813	217,137	120,121	157,309	204,633
8	250,664	2,000,000	2,000,000	2,000,000	149,238	197,242	260,889	140,902	188,906	252,553
9	289,447	2,000,000	2,000,000	2,000,000	165,275	225,544	308,829	161,107	221,376	304,661
10	330,170	2,000,000	2,000,000	2,000,000	180,805	254,819	361,453	180,805	254,819	361,453

15	566,437	2,000,000	2,000,000	2,000,000	256,528	427,125	731,115	256,528	427,125	731,115
20	867,981	2,000,000	2,000,000	2,000,000	314,335	632,152	1,340,279	314,335	632,152	1,340,279
25	1,252,836	2,000,000	2,000,000	2,882,671	349,624	879,972	2,362,845	349,624	879,972	2,362,845
30	1,744,020	2,000,000	2,000,000	4,686,631	346,858	1,177,733	4,040,199	346,858	1,177,733	4,040,199
35	2,370,908	2,000,000	2,000,000	7,270,381	276,480	1,545,505	6,794,749	276,480	1,545,505	6,794,749

40	3,170,994	2,000,000	2,136,777	11,909,369	73,781	2,035,025	11,342,257	73,781	2,035,025	11,342,257
45	4,192,129	—	2,785,586	19,640,993	—	2,652,939	18,705,707	—	2,652,939	18,705,707
50	5,495,385	—	3,554,395	31,973,091	—	3,385,138	30,450,563	—	3,385,138	30,450,563
55	7,158,706	—	4,342,679	50,163,565	—	4,299,682	49,666,896	—	4,299,682	49,666,896
60	9,281,573	—	5,533,131	82,542,968	—	5,533,131	82,542,968	—	5,533,131	82,542,968

(1)	This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  73

									For prior policies,
									as defined in the
VUL IV									“Key Terms” Section of
Illustration									this prospectus

Initial specified amount $300,000			Male — age 35					Guaranteed costs assumed
Death benefit Option 1			Preferred nonsmoker					Annual premium $3,500

	Premium(1)
	accumulated	Death benefit			Policy value			Cash surrender value
End of	with annual	assuming hypothetical gross			assuming hypothetical gross			assuming hypothetical gross
policy	interest	annual investment return of			annual investment return of			annual investment return of
year	at 5%	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	$3,675	$300,000	$300,000	$300,000	$2,667	$2,848	$3,028	$—	$145	$325
2	7,534	300,000	300,000	300,000	5,258	5,786	6,336	2,555	3,083	3,633
3	11,585	300,000	300,000	300,000	7,766	8,810	9,943	5,063	6,107	7,240
4	15,840	300,000	300,000	300,000	10,185	11,916	13,870	7,482	9,213	11,167
5	20,307	300,000	300,000	300,000	12,524	15,116	18,163	9,821	12,413	15,460

6	24,997	300,000	300,000	300,000	14,771	18,398	22,840	12,608	16,236	20,677
7	29,922	300,000	300,000	300,000	16,926	21,767	27,943	15,304	20,146	26,321
8	35,093	300,000	300,000	300,000	18,993	25,228	33,517	17,911	24,147	32,436
9	40,523	300,000	300,000	300,000	20,965	28,777	39,605	20,424	28,237	39,064
10	46,224	300,000	300,000	300,000	22,837	32,412	46,254	22,837	32,412	46,254

15	79,301	300,000	300,000	300,000	30,586	51,869	90,112	30,586	51,869	90,112
20	121,517	300,000	300,000	300,000	34,947	73,146	159,610	34,947	73,146	159,610
25	175,397	300,000	300,000	364,156	34,118	95,220	271,758	34,118	95,220	271,758
30	244,163	300,000	300,000	547,877	24,842	116,426	449,079	24,842	116,426	449,079
35	331,927	300,000	300,000	841,882	54	133,428	725,760	54	133,428	725,760

40	443,939	—	300,000	1,241,455	—	139,576	1,160,238	—	139,576	1,160,238
45	586,898	—	300,000	1,944,808	—	116,606	1,852,198	—	116,606	1,852,198
50	769,354	—	300,000	3,056,938	—	3,920	2,911,370	—	3,920	2,911,370
55	1,002,219	—	—	4,709,261	—	—	4,485,010	—	—	4,485,010
60	1,299,420	—	—	7,030,319	—	—	6,960,712	—	—	6,960,712
65	1,678,733	—	—	11,206,560	—	—	11,206,560	—	—	11,206,560

(1)	This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

74  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

									For prior policies,
									as defined in the
VUL IV – Estate Series									“Key Terms” Section of
Illustration									this prospectus

Initial specified amount $2,000,000			Male — age 40					Guaranteed costs assumed
Death benefit Option 1			Preferred nonsmoker					Annual premium $25,000

	Premium(1)
	accumulated	Death benefit			Policy value			Cash surrender value
End of	with annual	assuming hypothetical gross			assuming hypothetical gross			assuming hypothetical gross
policy	interest	annual investment return of			annual investment return of			annual investment return of
year	at 5%	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	$26,250	$2,000,000	$2,000,000	$2,000,000	$18,552	$19,824	$21,099	$—	$—	$259
2	53,813	2,000,000	2,000,000	2,000,000	36,419	40,122	43,983	15,579	19,282	23,143
3	82,753	2,000,000	2,000,000	2,000,000	53,619	60,919	68,842	32,779	40,079	48,002
4	113,141	2,000,000	2,000,000	2,000,000	70,114	82,187	95,830	49,274	61,347	74,990
5	145,048	2,000,000	2,000,000	2,000,000	85,866	103,896	125,116	65,026	83,056	104,276

6	178,550	2,000,000	2,000,000	2,000,000	100,839	126,020	156,894	84,167	109,348	140,222
7	213,728	2,000,000	2,000,000	2,000,000	115,055	148,587	191,440	102,551	136,083	178,936
8	250,664	2,000,000	2,000,000	2,000,000	128,478	171,575	229,004	120,142	163,239	220,668
9	289,447	2,000,000	2,000,000	2,000,000	141,076	194,959	269,869	136,908	190,791	265,701
10	330,170	2,000,000	2,000,000	2,000,000	152,816	218,719	314,353	152,816	218,719	314,353

15	566,437	2,000,000	2,000,000	2,000,000	195,514	340,488	603,504	195,514	340,488	603,504
20	867,981	2,000,000	2,000,000	2,000,000	202,098	459,072	1,053,823	202,098	459,072	1,053,823
25	1,252,836	2,000,000	2,000,000	2,181,656	151,155	556,824	1,788,243	151,155	556,824	1,788,243
30	1,744,020	—	2,000,000	3,434,835	—	596,549	2,961,065	—	596,549	2,961,065
35	2,370,908	—	2,000,000	5,138,988	—	495,623	4,802,793	—	495,623	4,802,793

40	3,170,994	—	2,000,000	8,121,854	—	13,614	7,735,099	—	13,614	7,735,099
45	4,192,129	—	—	12,836,294	—	—	12,225,042	—	—	12,225,042
50	5,495,385	—	—	19,843,196	—	—	18,898,282	—	—	18,898,282
55	7,158,706	—	—	29,689,863	—	—	29,395,904	—	—	29,395,904
60	9,281,573	—	—	47,393,586	—	—	47,393,586	—	—	47,393,586

(1)	This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  75

Key Terms

These terms can help you understand details about your policy.

Accelerated benefit insured: This person is the insured of the policy to which the AdvanceSource rider(1) is attached.

Accumulation unit: An accounting unit used to calculate the policy value of the subaccounts prior to the insured’s death.

Adult day care: A program that provides a protective environment and preventive, remedial and restorative services for part of the 24-hour day.

Adult day care center: A place that is licensed to provide adult day care by the state. If not licensed, it must meet certain criteria listed in the AdvanceSource rider.(1)

AdvanceSource rider: In this prospectus, “AdvanceSource rider” refers to the AdvanceSource Accelerated Benefit Rider for Chronic Illness.(1)

AdvanceSource rider specified amount: The maximum death benefit amount that may be accelerated under the AdvanceSource rider.(1) This amount is chosen in your application for the rider and is shown in the “Policy Data” section of the policy.

Assisted living facility: A facility that provides ongoing care and related services to inpatients in one location. In some states, if the facility is not licensed or accredited to provide such care, it must meet certain criteria listed in the AdvanceSource rider.(1)

Attained insurance age: The insured’s insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

Cash surrender value: Proceeds received if you surrender the policy in full, or the amount payable if the insured’s death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.

Chronically ill individual: An individual who has been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Close of business: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

Code: The Internal Revenue Code of 1986, as amended.

Cognitive impairment: A deficiency in a person’s short-term memory; orientation as to person, place, and time; deductive or abstract reasoning; or judgment as it relates to safety awareness.

Death benefit valuation date: The date of the insured’s death when death occurs on a valuation date. If the insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the insured’s death.

Duration: The number of years a policy is in force. For example, Duration 1 is the first year the policy is in force and Duration 15 is the 15th year the policy is in force.

Eligibility for the payment of benefits conditions: Eligibility requirements for claim payments include the following: 1) A current written eligibility certification from a licensed health care practitioner that certifies the accelerated benefit insured is a chronically ill individual; and 2) Proof that the accelerated benefit insured received or is receiving qualified long-term care services pursuant to a plan of care; and 3) Proof that the elimination period has been satisfied; and 4) Written notice of claim and proof of loss, as described in the “Claim Provisions” section of the rider.

Elimination period: The number of days of qualified long-term care services that are required while the AdvanceSource(1) rider is in force before any benefit is available under this rider. The elimination period is shown in the “Policy Data” section of the policy. The dates of service need not be continuous; however, the elimination period must be satisfied within a period of 730 consecutive days. The elimination period must be satisfied only once while this rider is in force. Benefits will not be retroactively paid for the elimination period. The elimination period may vary by state. Please see your rider for further details.

Fixed account: The general investment account of RiverSource Life. The fixed account is made up of all of RiverSource Life’s assets other than those held in any separate account.

(1) This rider has a different name in some jurisdictions. (See Appendix B.)

76  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

Fixed account value: The portion of the policy value that you allocate to the fixed account, including indebtedness.

Funds: Mutual funds or portfolios, each with a different investment objective. (See “The Variable Account and the Funds.”) Each of the subaccounts of the variable account invests in a specific one of these funds.

Good order: We cannot process your transaction request relating to the policy until we have received the request in good order at our home office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the policy number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Home health care: Personal assistance and care provided by a home health care provider in a private home or by an adult day care center.

Home health care provider: An agency or person who provides home health care.

Hospital: A place which, by law, provides care and treatment for sick or injured persons as resident bed patients.

Indebtedness: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

Insurance age: The insured’s age, based upon his or her last birthday on the date of the application.

Insured: The person whose life is insured by the policy.

Lapse: The policy ends without value and no death benefit is paid.

Licensed health care practitioner: A physician, a registered nurse, a licensed social worker, or any other individual who meets the requirements as may be prescribed by the U.S. Secretary of the Treasury.

Long-term care facility: A facility, other than the acute care unit of a hospital, that provides skilled nursing care, intermediate care, or custodial care, and is licensed by the appropriate state licensing agency or if not licensed maintains a registered nurse or licensed practical nurse on duty at all times to supervise a 24-hour nursing service, a doctor to supervise the operation of the facility, a planned program of policies and procedures that were developed with the advice of a professional group including at least one doctor or nurse, and a doctor available to furnish emergency medical care. Please note that some states have different requirements regarding what types of facilities may be considered long term care facilities. Please see your AdvanceSource rider(1) for further details.

Minimum initial premium: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

Minimum initial premium period: A period of time during the first five policy years when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

Monthly benefit payment: The amount paid to the accelerated benefit insured, or to any individual authorized to act on behalf of the accelerated benefit insured, for a calendar month of qualified long-term care services.

Monthly benefit percent: The percentage (1%, 2% or 3%) which is elected at issue and shown in the “Policy Data” section of the policy.

Monthly date: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

Net amount at risk: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

Net premium: The premium paid minus the premium expense charge.

(1) This rider has a different name in some jurisdictions. (See Appendix B.)

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No lapse guarantee (NLG): A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements. Each policy has the following two no lapse guarantee options:

•	No lapse guarantee to age 70 (NLG-70) guarantees the policy will not lapse before the insured’s attained insurance age 70 (or 10 policy years, if later).

NLG-70 premium: The premium required to keep the NLG-70 in effect. The NLG-70 premium is shown in your policy. It depends on the insured’s insurance age, duration, sex (unless unisex rates are required by law), risk classification, optional insurance benefits added by rider and the initial specified amount.

•	No lapse guarantee to age 100 (NLG-100) guarantees the policy will not lapse before the insured’s attained insurance age 100.

NLG-100 premium: The premium required to keep the NLG-100 in effect. The NLG-100 premium is shown in your policy. It depends on the insured’s insurance age, duration, sex (unless unisex rates are required by law), risk classification, optional insurance benefits added by rider and the initial specified amount.

Notice of claim: The written notice required to be submitted in order to start a claim.

Owner: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus “you” and “your” refer to the owner.

Period of coverage: The period of time during which the accelerated benefit insured receives services that are covered under AdvanceSource rider.(1)

Plan of care: A written plan for long-term care services designed especially for the accelerated benefit insured.

Policy anniversary: The same day and month as the policy date each year the policy remains in force.

Policy date: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

Policy value: The sum of the fixed account value plus the variable account value.

Prior policies: Policies purchased in a particular jurisdiction prior to the “Effective Date” identified by jurisdiction in Appendix A.

Proceeds: The amount payable under the policy as follows:

•	Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured’s death, minus any indebtedness.

•	Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the greater of:

—	the policy value on the date of the insured’s death minus any indebtedness on the date of the insured’s death; or

—	the policy value at the insured’s attained insurance age 100 minus any indebtedness on the date of the insured’s death.

•	On surrender of the policy, the proceeds will be the cash surrender value.

Proof of loss: A signed form with a written statement and additional documentation needed by us in order to pay benefits under the AdvanceSource rider(1) to the accelerated benefit insured.

Qualified long-term care services: Necessary diagnostic, preventive, therapeutic, curing, treating, mitigating and rehabilitative services, and maintenance or personal care services, which are:

1.	required for treatment of a chronically ill individual; and

2.	provided pursuant to a plan of care prescribed by a licensed health care practitioner; and

3.	provided in a long-term care facility, an assisted living facility, an adult day care center, or by a home health care provider.

Risk classification: A group of insureds that RiverSource Life expects will have similar mortality experience.

RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.

Scheduled premium: A premium you select at the time of application, of a level amount, at a fixed interval of time.

Specified amount: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured’s attained insurance age 100. We show the initial specified amount in your policy.

Subaccounts: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

Substantial supervision: Continual supervision (which may include cuing by verbal prompting, gestures, or other demonstrations) by another person that is necessary to protect the severely cognitively impaired individual from threats to his or her health or safety (such as may result from wandering).

(1) This rider has a different name in some jurisdictions. (See Appendix B.)

78  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

Surrender charge: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

Valuation date: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the time it closes. At the NYSE close, the next valuation date begins.

Valuation period: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

Variable account: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

Variable account value: The sum of the values that you allocate to the subaccounts of the variable account.

2001 CSO policies: Policies issued based on applications signed on or after October 1, 2008, where approved, and any policy issued on or after January 1, 2009, regardless of the date of the application.

Financial Statements

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statement date.

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS  79

Appendix A: Policy Availability by Jurisdiction

The “Effective Dates” for the revised VUL IV and VUL IV – ES policies described in this prospectus are shown below.

Effective Date	Approval by Jurisdiction
Aug. 30, 2005	Alabama, Arizona, Arkansas, California, Colorado, Connecticut, District of Columbia, Hawaii, Idaho, Iowa, Kansas, Kentucky, Maine, Michigan, Minnesota, Mississippi, Missouri, Nebraska, New Hampshire, New Mexico, North Dakota, Ohio, Oregon, Pennsylvania, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, Washington, West Virginia, Wisconsin and Wyoming.

Sept. 16, 2005	Alaska, Florida, Georgia, Indiana, Montana, Nevada, North Carolina and Oklahoma.

Oct. 21, 2005	American Samoa, Delaware, Illinois, Louisiana and Rhode Island.

Dec. 9, 2005	Maryland and South Carolina.

May 1, 2006	New Jersey.

June 25, 2007	Massachusetts.

80  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES — PROSPECTUS

Appendix B: Alternate Names for the AdvanceSource Accelerated Benefit Rider for Chronic Illness

Alternate Rider Name	Name is Used in
Long-Term Care Rider for Chronic Illness	Connecticut, Indiana, Kansas, Kentucky

Long Term Care Rider	Oregon

Accelerated Benefit Rider for Long-Term Care	Virginia, Texas

Qualified Long Term Care Insurance Rider	Florida

Accelerated Benefit Rider for Qualified Long-Term Care	Washington

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RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919

Additional information about RiverSource Variable Life Separate Account (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or RiverSource Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center, Minneapolis, MN 55474
1-800-862-7919
riversource.com/lifeinsurance

You may review and copy information about the Registrant, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.
(for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the
EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC,
100 F Street, N.E., Washington, D.C. 20549.

Investment Company Act File #811-4298

RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Company.
Both companies are affiliated with Ameriprise Financial Services, Inc.

© 2008-2014 RiverSource Life Insurance Company. All rights reserved.

S-6418 T (5/14)

Prospectus

May 1, 2014

RiverSource®

Variable Universal Life Insurance III

AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

New policies are not currently being offered.

Issued by:	RiverSource Life Insurance Company (RiverSource Life)

70100 Ameriprise Financial Center
Minneapolis, MN 55474
Telephone: 1-800-862-7919
(Home Office)
Website address: riversource.com/lifeinsurance
RiverSource Variable Life Separate Account

This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Variable Universal Life Insurance III (VUL III).

The purpose of the policy is to provide life insurance protection on the life of the insured and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured’s death. You may direct your net premiums or transfers to:

•	A fixed account to which we credit interest.

•	Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

The policy may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

Please note that your investments in a policy and its underlying funds:

•	Are NOT deposits or obligations of a bank or financial institution;

•	Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency; and

•	Are subject to risks including loss of the amount you invested and the policy ending without value.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  1

2  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy or surrender the policy.

TRANSACTION FEES

CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Premium Expense Charge	When you pay premium.	5% of each premium payment.

Surrender Charge(a)	When you surrender your policy for its full cash surrender value, or the policy lapses, during the first ten years and for ten years after requesting an increase in the specified amount.	Rate per $1,000 of initial specified amount: Minimum: $5.11 — Female, Standard, Age 1. Maximum: $47.51 — Male, Smoker, Age 85. Representative Insured: $10.42 — Male, Preferred Nonsmoker, Age 40.

Partial Surrender Charge	When you surrender part of the value of your policy.	The lesser of: • $25; or • 2% of the amount surrendered.

Accelerated Benefit Rider for Terminal Illness Charge	Upon payment of Accelerated Benefit.	Guaranteed: The greater of $300 or 1% of the Initial Accelerated Benefit per payment. Current: $0 per payment.

Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds	When you take a loan or surrender and proceeds are sent by express mail or electronic fund transfer.	• $25 — United States. • $35 — International.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  3

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Cost of Insurance Charge(a)	Monthly.
Monthly rate per $1,000 of net amount at risk:

Minimum: $.055 — Female, Standard, Age 10: Duration 1.

Maximum: $83.3325 — Male, Smoker, Attained Insurance Age 99.

Representative Insured: $.1975 — Male, Preferred Nonsmoker, Age 40.

Policy Fee	Monthly.	Guaranteed: $7.50 per month. Current: • $7.50 per month for initial specified amounts below $250,000; and • $5.00 per month for initial specified amounts of $250,000 and above.

Mortality and Expense Risk Charge	Daily.	Guaranteed: .90% of the average daily net asset value of the subaccounts for all policy years. Current: • .90% for policy years 1-10; and • .45% for policy years 11+.

Interest Rate on Loans	Charged daily and due at the end of the policy year.	Guaranteed: 6% per year. Current: • 6% for policy years 1-10; • 4% for policy years 11+.

Interest Rate on Payments under Accelerated Benefit Rider for Terminal Illness (ABRTI)	Annually, payable at the end of each policy year.
Guaranteed:
• As set forth immediately above for that part of the accelerated benefit which does not exceed the policy value available for loan when an accelerated benefit is requested.

• For that part of an accelerated benefit which exceeds the policy value available for loan when the accelerated benefit is requested, the greater of the current yield on 90 day Treasury bills, the current maximum statutory adjustable policy loan interest rate expressed as an annual effective rate or if the policy has a loan provision, the policy loan interest rate expressed as an effective annual rate.

Accidental Death Benefit Rider (ADB)(a)	Monthly.	Monthly rate per $1,000 of accidental death benefit amount: Minimum: $.04 — Female, Age 5. Maximum: $.16 — Male, Age 69. Representative Insured: $.08 — Male, Preferred Nonsmoker, Age 40.

Automatic Increase Benefit Rider (AIBR)	No charge.	No charge for this rider, however, the additional insurance added by the rider is subject to monthly cost of insurance charges.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.

4  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Children’s Insurance Rider (CIR)	Monthly.	Monthly rate per $1,000 of CIR specified amount: $.58.

Other Insured Rider (OIR)(a),(b)	Monthly.	Monthly rate per $1,000 of OIR specified amount: Minimum: $.055 — Female, Standard, Age 10. Maximum: $83.3325 — Male, Smoker, Age 99. Representative Insured: $.1975 — Male, Preferred Nonsmoker, Age 40.

Waiver of Monthly Deduction Rider (WMD)(a)	Monthly.
Monthly rate per $1,000 of net amount at risk plus the OIR specified amounts if applicable:

Minimum: $.01 — Female, Standard, Age 5.

Maximum: $.2775 — Male, Smoker, Age 59.

Representative Insured: $.0225 — Male, Preferred Nonsmoker, Age 40.

Waiver of Premium Rider (WP)(a)	Monthly.
Monthly rate multiplied by the greater of the monthly-specified premium selected for the rider or the monthly deduction for the policy and any other riders attached to the policy.

Minimum: $.03206 — Male, Nonsmoker, Age 20.

Maximum: $.40219 — Female, Smoker, Age 59.

Representative Insured: $.04649 — Male, Preferred Nonsmoker, Age 40.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.
(b)	OIR is no longer available for purchase. Any OIR currently in force on a policy cannot be increased.

ANNUAL OPERATING EXPENSES OF THE FUNDS
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the policy. These operating expenses are for the fiscal year ended Dec. 31, 2013, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the total annual operating expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Minimum and maximum total annual operating expenses for the funds(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

	Minimum	Maximum

Total expenses before fee waivers and/or expense reimbursements	0.44%	4.82%

(a)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and Statement of Additional Information (SAI).

Total annual operating expenses for each fund*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution		Acquired fund	Total annual
	Management	and/or service	Other	fees and	operating
Fund name**	fees	12b-1 fees	expenses	expenses***	expenses

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	0.70%	0.25%	0.19%	—%	1.14	%(1)

AllianceBernstein VPS Growth and Income Portfolio (Class B)	0.55	0.25	0.05	—	0.85

AllianceBernstein VPS International Value Portfolio (Class B)	0.75	0.25	0.07	—	1.07

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  5

Total annual operating expenses for each fund* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution		Acquired fund	Total annual
	Management	and/or service	Other	fees and	operating
Fund name**	fees	12b-1 fees	expenses	expenses***	expenses

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	0.75%	0.25%	0.10%	—%	1.10%

ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	1.27	—	2.22	(2)

American Century VP International, Class I	1.36	—	0.01	—	1.37

American Century VP Value, Class I	0.97	—	—	—	0.97

BlackRock Global Allocation V.I. Fund (Class III)	0.62	0.25	0.24	—	1.11	(3)

Calvert VP SRI Balanced Portfolio	0.69	—	0.21	—	0.90

Columbia Variable Portfolio – Balanced Fund (Class 3)	0.64	0.13	0.16	—	0.93

Columbia Variable Portfolio – Cash Management Fund (Class 3)	0.33	0.13	0.15	—	0.61

Columbia Variable Portfolio – Diversified Bond Fund (Class 3)	0.41	0.13	0.14	—	0.68

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)	0.56	0.13	0.14	—	0.83

Columbia Variable Portfolio – Emerging Markets Fund (Class 3)	1.07	0.13	0.23	—	1.43

Columbia Variable Portfolio – Global Bond Fund (Class 3)	0.56	0.13	0.17	—	0.86

Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	0.58	0.13	0.18	—	0.89

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	0.57	0.25	0.15	—	0.97

Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	0.57	0.13	0.15	—	0.85

Columbia Variable Portfolio – International Opportunity Fund (Class 3)	0.79	0.13	0.21	—	1.13

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	0.68	0.13	0.13	—	0.94

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)	0.64	0.13	0.15	—	0.92

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	0.46	0.25	0.13	—	0.84

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)	0.20	0.25	0.46	0.47	1.38	(4)

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)	0.20	0.25	0.20	0.52	1.17	(4)

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)	0.20	0.25	0.08	0.60	1.13	(4)

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)	0.19	0.25	0.06	0.54	1.04

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)	0.76	0.13	0.14	—	1.03

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)	0.74	0.13	0.14	—	1.01

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	0.10	0.13	0.21	—	0.44

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	0.70	0.13	0.13	—	0.96

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	0.79	0.13	0.20	—	1.12

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)	0.36	0.13	0.13	—	0.62

Credit Suisse Trust – Commodity Return Strategy Portfolio	0.50	0.25	0.58	—	1.33	(5)

DWS Alternative Asset Allocation VIP, Class B	0.36	0.25	0.32	1.23	2.16	(6)

Eaton Vance VT Floating-Rate Income Fund	0.58	0.50	0.08	—	1.16

Fidelity® VIP Contrafund® Portfolio Service Class 2	0.55	0.25	0.09	—	0.89

Fidelity® VIP Growth & Income Portfolio Service Class	0.45	0.10	0.13	—	0.68

Fidelity® VIP Mid Cap Portfolio Service Class	0.55	0.10	0.09	—	0.74

Fidelity® VIP Overseas Portfolio Service Class	0.70	0.10	0.14	—	0.94

FTVIPT Franklin Global Real Estate VIP Fund – Class 2**	1.05	0.25	0.05	—	1.35	(7)

FTVIPT Franklin Income VIP Fund – Class 2	0.45	0.25	0.02	—	0.72

FTVIPT Franklin Mutual Shares VIP Fund – Class 2**	0.60	0.25	0.11	—	0.96

FTVIPT Franklin Small Cap Value VIP Fund – Class 2**	0.50	0.25	0.13	—	0.88

FTVIPT Templeton Global Bond VIP Fund – Class 2	0.46	0.25	0.05	—	0.76

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	0.80	—	0.06	—	0.86	(8)

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares	0.15	0.40	1.39	0.90	2.84	(9)

6  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

Total annual operating expenses for each fund* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution		Acquired fund	Total annual
	Management	and/or service	Other	fees and	operating
Fund name**	fees	12b-1 fees	expenses	expenses***	expenses

Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares**	0.75%	—%	0.23%	—%	0.98	%(10)

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares**	0.62	—	0.09	—	0.71	(11)

Invesco V.I. American Franchise Fund, Series I Shares	0.67	—	0.29	—	0.96

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.90	0.25	0.21	0.11	1.47	(12)

Invesco V.I. Comstock Fund, Series II Shares	0.56	0.25	0.28	—	1.09	(13)

Invesco V.I. Core Equity Fund, Series I Shares	0.61	—	0.29	0.02	0.92	(14)

Invesco V.I. Diversified Dividend Fund, Series I Shares	0.50	—	0.22	0.01	0.73	(14)

Invesco V.I. International Growth Fund, Series II Shares	0.71	0.25	0.31	0.01	1.28	(15)

Invesco V.I. Mid Cap Growth Fund, Series I Shares	0.75	—	0.33	—	1.08

Invesco V.I. Technology Fund, Series I Shares	0.75	—	0.42	—	1.17

Ivy Funds VIP Asset Strategy	0.68	0.25	0.05	—	0.98	(16)

Janus Aspen Series Enterprise Portfolio: Service Shares	0.64	0.25	0.05	—	0.94

Janus Aspen Series Global Technology Portfolio: Service Shares	0.64	0.25	0.13	—	1.02

Janus Aspen Series Janus Portfolio: Service Shares	0.49	0.25	0.05	—	0.79

Janus Aspen Series Overseas Portfolio: Service Shares	0.44	0.25	0.07	—	0.76

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares	0.85	0.25	0.60	—	1.70	(17)

MFS® Investors Growth Stock Series – Service Class	0.75	0.25	0.07	—	1.07

MFS® New Discovery Series – Service Class	0.90	0.25	0.06	—	1.21

MFS® Utilities Series – Service Class	0.73	0.25	0.07	—	1.05

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	0.85	0.35	0.49	—	1.69	(18)

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.35	0.34	—	1.44	(18)

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	2.00	0.25	1.74	0.04	4.03	(19)

Oppenheimer Global Fund/VA, Service Shares	0.63	0.25	0.14	—	1.02

Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.57	0.25	0.17	—	0.99	(20)

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	0.68	0.25	0.13	—	1.06	(21)

PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.76	1.44	(22)

PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	—	—	0.75

Putnam VT Global Health Care Fund – Class IB Shares	0.63	0.25	0.19	—	1.07

Putnam VT High Yield Fund – Class IB Shares	0.57	0.25	0.17	—	0.99

Putnam VT International Equity Fund – Class IB Shares	0.70	0.25	0.19	—	1.14

Putnam VT Multi-Cap Growth Fund – Class IA Shares	0.56	—	0.16	—	0.72

Putnam VT Multi-Cap Growth Fund – Class IB Shares	0.56	0.25	0.16	—	0.97

Royce Capital Fund – Micro-Cap Portfolio, Investment Class	1.25	—	0.07	0.02	1.34

Third Avenue Value Portfolio	0.90	—	0.30	—	1.20

Van Eck VIP Global Gold Fund (Class S Shares)	0.75	0.25	3.82	—	4.82	(23)

Variable Portfolio – Aggressive Portfolio (Class 2)	—	0.25	0.03	0.80	1.08

Variable Portfolio – Aggressive Portfolio (Class 4)	—	0.25	0.03	0.80	1.08

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)	0.42	0.13	0.14	—	0.69

Variable Portfolio – Conservative Portfolio (Class 2)	—	0.25	0.03	0.60	0.88

Variable Portfolio – Conservative Portfolio (Class 4)	—	0.25	0.03	0.60	0.88

Variable Portfolio – Moderate Portfolio (Class 2)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderate Portfolio (Class 4)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	—	0.25	0.02	0.76	1.03

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  7

Total annual operating expenses for each fund* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution		Acquired fund	Total annual
	Management	and/or service	Other	fees and	operating
Fund name**	fees	12b-1 fees	expenses	expenses***	expenses

Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	—%	0.25%	0.02%	0.76%	1.03%

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Moderately Conservative Portfolio (Class 4)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Partners Small Cap Value Fund (Class 3)	0.91	0.13	0.14	0.01	1.19

Variable Portfolio – Sit Dividend Growth Fund (Class 3)	0.71	0.13	0.13	0.05	1.02

Variable Portfolio – Victory Established Value Fund (Class 3)	0.77	0.13	0.12	—	1.02

Wanger International	0.90	—	0.17	—	1.07

Wanger USA	0.86	—	0.10	—	0.96

Wells Fargo Advantage VT International Equity Fund – Class 2	0.75	0.25	0.20	0.01	1.21	(24)

Wells Fargo Advantage VT Opportunity Fund – Class 2	0.65	0.25	0.19	0.01	1.10	(24)

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	0.75	0.25	0.18	—	1.18

*	The Funds provided the information on their expenses and we have not independently verified the information.

**	The previous fund names can be found in “The Variable Account and the Funds” section of the prospectus.

***	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1)	After a voluntary expense waiver and reimbursement, net expenses would be 1.10%.

(2)	ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses after fee waiver/expense reimbursements (not including Distribution and/or Service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of Class III shares average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust. After fee waivers and/or reimbursements, net expenses would be 1.30%.

(3)	BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses) to 1.50% of average daily net assets until May 1, 2015. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets until May 1, 2015. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund. After fee waivers and/or reimbursements, net expenses would be 0.97%.

(4)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and extraordinary expenses) until April 30, 2015, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.10% for Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2), 1.10% for Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) and 1.10% for Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2).

(5)	Credit Suisse Trust (the Trust) and Credit Suisse Asset Management, LLC (Credit Suisse) have entered into a written contract limiting operating expenses (excluding certain expenses as described below) to 1.05% of the portfolio’s average daily net assets at least through November 15, 2015. The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause the portfolio to exceed the expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before November 15, 2015.

(6)	Through April 30, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.57% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.23%). These agreements may only be terminated with the consent of the fund’s Board. After fee waivers and/or reimbursements, net expenses would be 1.80%.

(7)	Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the fund’s investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under “Management” in the fund’s prospectus. Total annual fund operating expenses are not affected by such bundling.

(8)	The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.77% of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. After fee waivers and reimbursements, net expenses would be 0.83%.

(9)	The Portfolio’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year. In addition, the Investment Adviser has agreed to (i) waive all of its Management Fees, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.204% of the Portfolio’s average daily net assets. Each arrangement will remain in effect through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. After fee waivers and reimbursements, net expenses would be 1.52%.

(10)	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.70% of the Fund’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.094% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund. After fee waivers and reimbursements, net expenses would be 0.82%.

8  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

(11)	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) equal on an annualized basis to 0.004% of the Fund’s average daily net assets through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund. In addition, Goldman, Sachs & Co. (“Goldman Sachs”) has agreed to waive distribution and service fees so as not to exceed an annual rate of 0.21% of the Fund’s average daily net assets attributable to Service Shares through at least April 30, 2015, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees. After fee waivers and reimbursements, net expenses would be 0.65%.

(12)	Invesco Advisers, Inc. (“Invesco or the Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.01% of the Fund’s average daily nets assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired fund fees and expenses are also excluded in determining such obligation. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing acquired fund fees and expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2015. The fee waiver agreements cannot be terminated during their terms. After fee waivers and/or expense reimbursements, net expenses would be 1.05%.

(13)	Invesco Advisers, Inc. (“Invesco or the Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term.

(14)	Invesco Advisers, Inc. (“Invesco or the Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing acquired fund fees and expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term. After fee waivers, net expenses would be 0.90% for Invesco V.I. Core Equity Fund, Series I Shares and 0.72% for Invesco V.I. Diversified Dividend Fund, Series I Shares.

(15)	Invesco Advisers, Inc. (“Invesco or the Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing acquired fund fees and expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term. After fee waivers, net expenses would be 1.27%.

(16)	After a voluntary expense waiver and/or reimbursement, net expenses would be 0.97%.

(17)	The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2015, to the extent total annual portfolio operating expenses exceed 1.05%.

(18)	The Portfolios’ Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. In addition, the Portfolio’s Distributor, Morgan Stanley Distribution Inc., has agreed to waive 0.10% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 0.25% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares of the 0.35% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

(19)	Other expenses, which includes dividend and interest expenses relating to short sales, are based on estimated expenses for the current fiscal year; actual expenses may vary. In addition, Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class S so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses related to short sales, and extraordinary expenses, if any) are limited to 2.40% of average net assets. This undertaking lasts until 12/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class S will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 2.40% of the average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense. After fee waivers and/or reimbursements, net expenses would be 2.73%.

(20)	The Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn until one year from the date of the Fund’s prospectus, unless approved by the Board. After fee waivers and/or reimbursements, net expenses would be 0.97%.

(21)	The Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to an annual rate of 1.05% as calculated on the daily net assets of the Fund. The Manager has also contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in funds managed by the Manager or its affiliates. These fee waivers and/or expense reimbursements may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

(22)	PIMCO has contractually agreed, through May 1, 2015, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above. After fee waivers, net expenses would be 1.32%.

(23)	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets per year until May 1, 2015. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  9

(24)	The Adviser has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s total annual fund operating expenses after fee waiver at 0.94% for Wells Fargo Advantage VT International Equity Fund – Class 2 and 1.00% for Wells Fargo Advantage VT Opportunity Fund – Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. After fee waivers and/or reimbursements, net expenses would be 0.95% for Wells Fargo Advantage VT International Equity Fund – Class 2 and 1.01% for Wells Fargo Advantage VT Opportunity Fund – Class 2.

10  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

Policy Benefits and Risks

This summary describes the policy’s important benefits and risks. The sections in the prospectus following this summary discuss the policy’s benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the “Key Terms” section.

POLICY BENEFITS

POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Death Benefit	We will pay a benefit to the beneficiary of the policy when the insured dies. Before the insured’s attained insurance age 100, your policy’s death benefit can never be less than the specified amount unless you change that amount or your policy has outstanding indebtedness.
The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date. You may choose either of the following death benefit options:

Option 1 (level amount): If death is prior to the insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
• the specified amount; or
• a percentage of the policy value.

Option 2 (variable amount): If death is prior to the insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
• the policy value plus the specified amount; or
• a percentage of the policy value.

You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges. We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Internal Revenue Code of 1986, as amended (Code).

Under both Option 1 and Option 2, if death is on or after the insured’s attained insurance age 100, the amount payable is the cash surrender value on the death benefit valuation date.

No Lapse Guarantee (NLG)* * In Illinois, referred to as Death Benefit Guarantee (DBG)	Your policy will not lapse (end without value) if the NLG is in effect, even if the cash surrender value is less than the amount needed to pay the monthly deduction.	No Lapse Guarantee: The policy has the NLG option, which guarantees the policy will not lapse before the insured’s attained insurance age 70 (or 5 years, if later). The NLG remains in effect if you meet certain premium requirements and indebtedness does not exceed the policy value minus surrender charges. State restrictions may apply.

Flexible Premiums	You choose when to pay premiums and how much premium to pay.	When you apply for your policy, you state how much you intend to pay and whether you will pay quarterly, semiannually or annually. You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the insured’s attained insurance age 100. We may refuse premiums in order to comply with the Code. Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether the NLG remains in effect.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  11

POLICY BENEFITS (continued)

POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Right to Examine Your Policy (“Free Look”)	You may return your policy for any reason and receive a full refund of all premiums paid.	You may mail or deliver the policy to our home office or to your sales representative with a written request for cancellation by the 10th day after you receive it (15th day in Colorado, 20th day in Idaho and North Dakota). On the date your request is postmarked or received, the policy will immediately be considered void from the start.

Under our current administrative practice, your request to cancel the policy under the “Free Look” provision will be honored if received at our home office within 30 days from the latest of the following dates:
• The date we mail the policy from our office.
• The policy date (only if the policy is issued in force).
• The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.

We reserve the right to change or discontinue this administrative practice at any time.

Exchange Right	For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts.	Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. This exchange does not require our underwriting approval. We do not issue a new policy. State restrictions may apply.

Investment Choices	You may direct your net premiums or transfer your policy’s value to:
	• The Variable Account which consists of subaccounts, each of which invests in a fund with a particular investment objective; or	• Under the Variable Account your policy’s value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed.
	• The Fixed Account which is our general investment account.	• The Fixed Account earns interest rates that we adjust periodically. This rate will never be lower than 4%.

Surrenders	You may cancel the policy while it is in force and receive its cash surrender value or take a partial surrender out of your policy.	The cash surrender value is the policy value minus indebtedness minus any applicable surrender charges. Partial surrenders are available within certain limits for a fee.

Loans	You may borrow against your policy’s cash surrender value.	Your policy secures the loan.

Transfers	You may transfer your policy’s value.	You may transfer policy value from one subaccount to another or between subaccounts and the fixed account. You can also arrange for automated transfers among the fixed account and subaccounts. Certain restrictions may apply.

12  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

POLICY BENEFITS (continued)

POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Optional Insurance Benefits	You may add optional benefits to your policy at an additional cost, in the form of riders (if you meet certain requirements). The amounts of these benefits do not vary with investment experience of the variable account. Certain restrictions and conditions apply and are clearly described in the applicable rider. These riders may not be available in all states.
Available riders you may add:
• Accelerated Benefit Rider for Terminal Illness (ABRTI): If the insured is terminally ill and death is expected to occur within six months, the rider provides that you can withdraw a portion of the death benefit prior to death.
• Accidental Death Benefit Rider (ADB): ADB provides an additional death benefit if the insured’s death is caused by accidental injury.
• Automatic Increase Benefit Rider (AIB): AIB provides an increase in the specified amount at a designated percentage on each policy anniversary until insured’s attained insurance age 65.
• Children’s Insurance Rider (CIR): CIR provides level term coverage on each eligible child.
• Waiver of Monthly Deduction Rider (WMD): Under WMD, we will waive the monthly deduction if the insured becomes totally disabled before attained insurance age 60.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  13

POLICY RISKS

POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN
Investment Risk	You direct your net premiums or transfer your policy’s value to a subaccount that drops in value.
• You can lose cash values due to adverse investment experience. There is no minimum guaranteed cash value under the subaccounts of the variable account.
• Your death benefit under Option 2 may be lower due to adverse investment experience.
• Your policy could lapse due to adverse investment experience if the NLG is not in effect and you do not pay the premiums needed to maintain coverage.

	You transfer your policy’s value between subaccounts.	• The value of the subaccount from which you transferred could increase. • The value of the subaccount to which you transferred could decrease.

Risk of Limited Policy Values in Early Years	The policy is not suitable as a short-term investment.	• If you are unable to afford the premiums needed to keep the policy in force, your policy could lapse with no value.

Your policy has little or no cash surrender value in the early policy years.
• Surrender charges apply to this policy for the first ten policy years. Surrender charges can significantly reduce policy value. Poor investment performance can also significantly reduce policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.

	Your ability to take partial surrenders is limited.	• You cannot take partial surrenders during the first policy year.

Lapse Risk	You do not pay the premiums needed to maintain coverage.	• We will not pay a death benefit if your policy lapses. • Also, the lapse may have adverse tax consequences. (See “Tax Risk.”)

Your policy may lapse due to surrender charges.
• Surrender charges affect the surrender value, which is a measure we use to determine whether your policy will enter a grace period (and possibly lapse, which may have adverse tax consequences). A partial surrender will reduce the policy value and the death benefit, and may terminate the NLG. Additionally, for Option 1 policies, a partial surrender will reduce the specified amount.

You take a loan against your policy.
• Taking a loan increases the risk of:
  — policy lapse (which may have adverse tax consequences);
  — a permanent reduction of policy value;
  — reducing the death benefit.
• Taking a loan may also terminate the NLG.

	Your policy can lapse due to poor investment performance.	• Your policy could lapse due to adverse investment experience if the NLG is not in effect and you do not pay the premiums needed to maintain coverage. • The lapse may have adverse tax consequences.

14  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

POLICY RISKS (continued)

POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN
Exchange/Replacement Risk	You exchange or replace another policy to buy this one.
• You may pay surrender charges on the old policy.

• The new policy has surrender charges, which may extend beyond those in the old policy.

• You may be subject to new incontestability and suicide periods on the new policy.

• You may be in a higher insurance risk rating category in the new policy which may increase the cost of the policy.

• If a partial surrender is taken prior to the exchange, you may have adverse tax consequences.

• Also, the exchange may have adverse tax consequences. (See “Tax Risk.”)

You use cash values or dividends from another policy to buy this one, without fully surrendering the other policy.
• If you borrow from another policy to buy this one, the loan reduces the death benefit on the other policy. If you fail to repay the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy lapses or is surrendered with a loan against it. You may have adverse tax consequences. (See “Tax Risk.”)

• If you surrender cash value from another policy to buy this one, you could lose coverage on the other policy. Also, the surrender may be subject to income tax. You may have adverse tax consequences. (See “Tax Risk.”)

Tax Risk	A policy may be classified as a “modified endowment contract” (MEC) for federal income tax purposes when issued. If a policy is not a MEC when issued, certain changes you make to the policy may cause it to become a MEC.
• Any taxable earnings come out first on surrenders or loans from a MEC policy or an assignment or pledge of a MEC policy. Investment in the policy comes out second. Federal income tax on these earnings will apply. State and local income taxes may also apply. If you are under age 59 1/2, a 10% penalty tax may also apply to these earnings.

If you exchange or replace another policy to buy this one.
• If you replace the old policy and it is not part of an exchange under Section 1035 of the Code, there may be adverse tax consequences if the total policy value (before reductions for outstanding loans, if any) exceeds your investment in the old policy.

• If you replace the old policy as part of an exchange under Section 1035 of the Code and there is a loan on the old policy, there may be adverse tax consequences if the total policy value (before reductions for the outstanding loan) exceeds your investment in the old policy.

• The new policy may be or may become a MEC even if the old policy was not a MEC. See discussion under “Modified Endowment Contracts”.

• The exchange may require a portion of the cash value of the old policy to be distributed in order to qualify the new policy as a life insurance policy for federal tax purposes.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  15

POLICY RISKS (continued)

POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN
Tax Risk (continued)
If your policy lapses or is fully surrendered with an outstanding policy loan, you may experience a significant tax cost.	You will be taxed on any earnings in the policy. Generally, a contract has earnings to the extent the cash value plus any outstanding loans exceeds the investment in the contract.

• For non-MEC policies, it could be the case that a policy with a relatively small existing cash value could have significant as yet untaxed earnings that will be taxed upon lapse or surrender of the policy.

• For MEC policies, earnings are the remaining earnings (any earnings that have not been previously taxed) in the policy, which could be a significant amount depending on the policy.

You may buy this policy to provide assets that will be available to support your promise to pay benefits under a nonqualified tax-deferred retirement plan.
• Like other general business assets, the policy is subject to the general creditors of the company and may be used to pay any expenses of the company. Thus, the policy might not be available to support a business’ obligation to make payments under a nonqualified deferred compensation plan. Please consult with your tax advisor regarding potential Code Section 409A implications.

You may buy this policy to fund a qualified tax-deferred retirement plan.
• The policy will not provide any necessary or additional tax deferral if it is used to fund a qualified tax-deferred retirement plan. See discussion under “Qualified Tax-deferred retirement plans” for additional tax considerations.

The investments in the subaccount are not adequately diversified.
• If a policy fails to qualify as a life insurance policy because it is not adequately diversified, the policyholder
must include in gross income the “income on the contract”
(as defined in Section 7702(g) of the Code).

Congress may change how a life insurance policy is taxed at any time. The interpretation of current tax law is subject to change by the Internal Revenue Service (IRS) or the courts at any time.
• You could lose any or all of the specific federal income tax attributes and benefits of a life insurance policy including tax-deferred accrual of cash values and income tax free death benefits.

• For non-MEC policies you could lose your ability to take non-taxable distributions or loans from the policy.

• Typically, changes of this type are prospective only, but some or all of the attributes could be affected.

	The IRS may determine that you are the owner of the fund shares held by our Variable Account.	• You may be taxed on the income of each subaccount to the extent of your interest in the subaccount.

16  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

POLICY RISKS (continued)

Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy’s features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS
A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund’s prospectus. Please refer to the prospectuses for the funds for more information. The investment advisers cannot guarantee that the funds will meet their investment objectives.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  17

Loads, Fees and Charges

Policy charges primarily compensate us for:

•	providing the insurance benefits of the policy;

•	issuing the policy;

•	administering the policy;

•	assuming certain risks in connection with the policy; and

•	distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.

PREMIUM EXPENSE CHARGE
We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with administering and distributing the policy, including agents’ commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under “Surrender Charge” below, also may partially compensate us for these expenses.) The premium expense charge also may compensate us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.

MONTHLY DEDUCTION
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1.	the cost of insurance for the policy month;

2.	the policy fee shown in your policy; and

3.	charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

•	you do not specify the accounts from which you want us to take the monthly deduction; or

•	the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the NLG is in effect. (See “No Lapse Guarantee;” also “Grace Period” and “Reinstatement” at the end of this section on policy costs.)

Components of the monthly deduction:

1.	Cost of Insurance: primarily, the cost of providing the death benefit under your policy. It depends on:

•	the amount of the death benefit;

•	the policy value; and

•	the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [a x (b – c)] + d where:

“a”	is the monthly cost of insurance rate based on the insured’s attained insurance age, sex (unless unisex rates are required by law), and risk classification and election of WMD. Generally, the cost of insurance rate will increase as the insured’s attained insurance age increases.

We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the

18  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary (CSO) Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

“b”	is the death benefit on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).

“c”	is the policy value on the monthly date. At this point, the policy value has been reduced by the policy fee, and any charges for optional riders with the exception of the WMD as it applies to the base policy.

“d”	is any flat extra insurance charges we assess as a result of special underwriting considerations.

2.	Policy fee: $7.50 per month for initial specified amounts below $250,000 and $5.00 per month for initial specified amounts of $250,000 and above. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering and distributing the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month.

3.	Optional insurance benefit charges: charges for any optional benefits you add to the policy by rider. (See “Fee Tables — Charges Other than Fund Operating Expenses.”)

Note for Montana residents: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 CSO Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

SURRENDER CHARGE
If you surrender your policy or the policy lapses during the first ten policy years and in the ten years following an increase in specified amount, we will reduce your policy value, minus indebtedness, by the applicable surrender charge.

The surrender charge primarily reimburses us for costs of issuing the policy, such as processing the application (mostly underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured’s insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. The additional maximum surrender charge in a revised policy will be based on the insured’s attained insurance age, sex (unless unisex rates are required by law), risk classification and the amount of the increase. It will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.

The following table illustrates the maximum surrender charge for a male, insurance age 40 qualifying for preferred nonsmoker rates. We assume the specified amount to be $300,000.

Lapse or surrender	Maximum
at beginning of year	Surrender Charge

1	$3,126.00

2	3,126.00

3	3,126.00

4	3,126.00

5	3,126.00

6	3,073.90

7	2,448.70

8	1,823.50

9	1,198.30

10	573.10

11	0.00

From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  19

MORTALITY AND EXPENSE RISK CHARGE
This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first ten policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:

•	Mortality risk — the risk that the cost of insurance charge will be insufficient to meet actual claims.

•	Expense risk — the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

ANNUAL OPERATING EXPENSES OF THE FUNDS
Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund’s prospectus.

EFFECT OF LOADS, FEES AND CHARGES
Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

•	cost of insurance charges;

•	surrender charges;

•	cost of optional insurance benefits;

•	policy fees;

•	mortality and expense risk charges; and

•	annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES
We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RiverSource Life

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

20  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

The Variable Account and the Funds

The variable account: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

The funds: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

•	Fund name and management: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the fund providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

•	Funds available under the policy: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation that a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

•	Revenue we receive from the funds and potential conflicts of interest:

Expenses We May Incur on Behalf of the Funds

When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.

Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.

A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.

Payments the Funds May Make to Us

We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  21

fund. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.

We or our affiliates may receive payments from the 12b-1 fees, transfer fees or investment management fees of the funds. These fees are deducted from the assets of the funds. The amount, type, and manner in which the revenue from these sources is computed vary by fund. This revenue and the amount by which it can vary may create conflicts of interest.

Conflicts of Interest These Payments May Create

When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contracts would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.

We offer funds managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management) and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, our affiliated funds comprise the greatest amount and percentage of revenue we derive from payments made by the funds.

The Amount of Payments We Receive from the Funds

We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:

•	Compensating, training and educating sales representatives who sell the policies.

•	Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

•	Providing sub-transfer agency and shareholder servicing to policy owners.

•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the policies.

•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

•	Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

•	Subaccounting, transaction processing, recordkeeping and administration.

•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management Investment Advisers. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

22  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate of these and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  23

You can direct your net premiums and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

Investing In	Investment Objective and Policies	Investment Adviser
AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (Available on or about 6/30/2014)	Seeks to maximize total return consistent with AllianceBernstein’s determination of reasonable risk.	AllianceBernstein L.P.

AllianceBernstein VPS Growth and Income Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

AllianceBernstein VPS International Value Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

ALPS/Alerian Energy Infrastructure Portfolio: Class III (Available on or about 6/30/2014)	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.

American Century VP International, Class I	Seeks capital growth.	American Century Investment Management, Inc.

American Century VP Value, Class I	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

BlackRock Global Allocation V.I. Fund (Class III) (Available on or about 6/30/2014)	Seeks high total investment return.	BlackRock Advisors, LLC, adviser; BlackRock Investment Management, LLC and BlackRock International Limited, sub-advisers.

Calvert VP SRI Balanced Portfolio	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.	Calvert Investment Management, Inc.

Columbia Variable Portfolio – Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Cash Management Fund (Class 3)	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Diversified Bond Fund (Class 3)	Seeks high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)	Seeks high level of current income and, as a secondary goal, steady growth of capital.	Columbia Management Investment Advisers, LLC

24  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Emerging Markets Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Global Bond Fund (Class 3)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	Seeks high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – International Opportunity Fund (Class 3)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, subadviser.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (Available on or about 6/30/2014)	Seeks level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (Available on or about 6/30/2014)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Available on or about 6/30/2014)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (Available on or about 6/30/2014)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  25

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (Available on or about 6/30/2014)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)	Seeks growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)	Seeks current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC

Credit Suisse Trust – Commodity Return Strategy Portfolio	The portfolio is designed to achieve positive total return relative to the performance of the Dow Jones-UBS Commodity Index Total Return (“DJ-UBS”).	Credit Suisse Asset Management, LLC

DWS Alternative Asset Allocation VIP, Class B (Available on or about 6/30/2014)	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; QS Investors, LLC and RREEF America L.L.C., sub-advisers.

Eaton Vance VT Floating-Rate Income Fund	Seeks high level of current income.	Eaton Vance Management

Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either “growth” stocks or “value” stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Growth & Income Portfolio Service Class	Seeks high total return through a combination of current income and capital appreciation. Normally invests a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either “growth” stocks or “value” stocks or both.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

26  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Fidelity® VIP Mid Cap Portfolio Service Class	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either “growth” or “value” common stocks or both.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Overseas Portfolio Service Class	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (previously FTVIPT Franklin – Global Real Estate Securities Fund – Class 2)	Seeks high total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.	Franklin Templeton Institutional, LLC

FTVIPT Franklin Income VIP Fund – Class 2 (Available on or about 6/30/2014)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT – Mutual Shares Securities Fund – Class 2)	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (previously FTVIPT Franklin – Small Cap Value Securities Fund – Class 2)	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC

FTVIPT Templeton Global Bond VIP Fund – Class 2 (Available on or about 6/30/2014)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (Available on or about 6/30/2014)	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  27

Investing In	Investment Objective and Policies	Investment Adviser
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares)	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares)	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

Invesco V.I. American Franchise Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (Available on or about 6/30/2014)	Non-diversified fund that seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.

Invesco V.I. Comstock Fund, Series II Shares	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.

Invesco V.I. Core Equity Fund, Series I Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Invesco V.I. Diversified Dividend Fund, Series I Shares	Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco Advisers, Inc.

Invesco V.I. International Growth Fund, Series II Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Invesco V.I. Mid Cap Growth Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.

Invesco V.I. Technology Fund, Series I Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Ivy Funds VIP Asset Strategy (Available on or about 6/30/2014)	Seeks total return over the long term.	Waddell & Reed Investment Management Company

Janus Aspen Series Enterprise Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Janus Aspen Series Global Technology Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

28  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Janus Aspen Series Overseas Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (Available on or about 6/30/2014)	Seeks long-term capital appreciation.	Lazard Asset Management, LLC

MFS® Investors Growth Stock Series – Service Class	Seeks capital appreciation.	MFS® Investment Management

MFS® New Discovery Series – Service Class	Seeks capital appreciation.	MFS® Investment Management

MFS® Utilities Series – Service Class	Seeks total return.	MFS® Investment Management

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	Seeks to provide current income and capital appreciation.	Morgan Stanley Investment Management Inc., adviser; Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, subadvisers.

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (Available on or about 6/30/2014)	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Management LLC is the Fund’s investment manager. NB Alternative Investment Management LLC is the Fund’s investment adviser.

Oppenheimer Global Fund/VA, Service Shares	Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks a high level of current income principally derived from interest on debt securities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  29

Investing In	Investment Objective and Policies	Investment Adviser
PIMCO VIT Total Return Portfolio, Advisor Class (Available on or about 6/30/2014)	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

Putnam VT Global Health Care Fund – Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager

Putnam VT High Yield Fund – Class IB Shares	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Management, LLC, adviser; Putnam Investments Limited, sub-manager

Putnam VT International Equity Fund – Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager

Putnam VT Multi-Cap Growth Fund – Class IA Shares	Seeks long-term capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Investments Limited, sub-manager

Putnam VT Multi-Cap Growth Fund – Class IB Shares	Seeks long-term capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Investments Limited, sub-manager

Royce Capital Fund – Micro-Cap Portfolio, Investment Class	Seeks long-term growth of capital.	Royce & Associates, LLC

Third Avenue Value Portfolio	Seeks long-term capital appreciation by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value.	Third Avenue Management LLC

Van Eck VIP Global Gold Fund (Class S Shares) (Available on or about 6/30/2014)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation

Variable Portfolio – Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

30  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Aggressive Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)	Seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.

Variable Portfolio – Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a conservative level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Conservative Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a conservative level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  31

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Moderate Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderate level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderate Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a moderate level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

32  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Conservative Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Partners Small Cap Value Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, LLC, Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC and Turner Investments, L.P., subadvisers.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  33

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Sit Dividend Growth Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.

Variable Portfolio – Victory Established Value Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.

Wanger International	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

Wanger USA	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

Wells Fargo Advantage VT International Equity Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT Opportunity Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Please refer to the prospectuses for the funds for more information. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS
We may substitute the funds in which the subaccounts invest if:

•	laws or regulations change;

•	the existing funds become unavailable; or

•	in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio – Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See “Transfers Between the Fixed Account and Subaccounts.”)

If the Columbia Variable Portfolio – Cash Management Fund liquidates, we will delay payments of any transfer, surrender, loan or death benefit from the fund until the fund is liquidated.

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance department.

34  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

VOTING RIGHTS
As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

The Fixed Account

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in “Transfers Between the Fixed Account and Subaccounts”). Amounts allocated to the fixed account become part of our general account. The general account includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested. The assets held in our general account support the guarantees under your policy, including the death benefits. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

Placing policy value in the fixed account does not entitle you to share in the fixed account’s investment experience, nor does it expose you to the account’s investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our profits, revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Purchasing Your Policy

APPLICATION
Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

•	select a specified amount of insurance;

•	select a death benefit option;

•	designate a beneficiary; and

•	state how premiums are to be allocated among the fixed account and/or the subaccounts.

Insurability: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

Age limit: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  35

Risk classification: The risk classification is based on the insured’s health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See “Loads, Fees and Charges.”)

Other conditions: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

Incontestability: We will have two years from the effective date of your policy or from reinstatement of your policy (see “Keeping the Policy in Force — Reinstatement”) to contest the truth of statements or representations in your application. After the policy has been in force during the insured’s lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS
Payment of premiums: In applying for your policy, you decided how much you intend to pay and how often you will make payments. During the first several policy years until the policy value is sufficient to cover the surrender charge, we require that you pay premiums sufficient to keep the NLG in effect in order to keep the policy in force.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the NLG in effect.

You may also change the amount and frequency of your payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG remains in effect.

Premium limitations: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured’s attained insurance age 100.

Allocation of premiums: Until the policy date, we hold premiums, if any, in the fixed account and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.

Additional premiums: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner’s access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

Policy Value

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

•	the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

•	interest credited; minus

36  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

•	the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

•	any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.

We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

•	additional net premiums allocated to the subaccounts;

•	transfers into or out of the subaccounts;

•	partial surrenders and partial surrender fees;

•	surrender charges; and/or

•	monthly deductions.

Accumulation unit values will fluctuate due to:

•	changes in underlying fund net asset value;

•	fund dividends distributed to the subaccounts;

•	fund capital gains or losses;

•	fund operating expenses; and

•	mortality and expense risk charges.

When valuations occur: We calculate all policy values allocated to subaccounts and all transactions in good order under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

Transactions include:

•	premium payments;

•	loan requests and repayments;

•	surrender requests; and

•	transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request in good order. On the other hand, if we receive your transaction request in good order at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  37

unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Keeping The Policy in Force

NO LAPSE GUARANTEE
The NLG provides that your policy will remain in force until the insured’s attained insurance age 70 or five policy years, if later, even if the cash surrender value is insufficient to pay the monthly deduction. The NLG will stay in effect as long as:

•	the sum of premiums paid; minus

•	partial surrenders; minus

•	outstanding indebtedness; equals or exceeds

•	the minimum monthly premiums due since the policy date.

The minimum monthly premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the NLG in effect, the NLG will terminate. In addition, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction. The NLG may be reinstated within two years of its termination only if the policy has not lapsed.

Please note: In Massachusetts, New Jersey and Texas, the NLG provides that the policy will remain in effect for five years from the policy date if the conditions stated above are met. In Illinois, all references in this prospectus to the NLG are deleted and replaced with DBG.

GRACE PERIOD
If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the NLG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will then mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any remaining balance to the policy value and allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

REINSTATEMENT
Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

•	a written request;

•	evidence satisfactory to us that the insured remains insurable;

•	payment of the required reinstatement premium; and

•	payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see “Proceeds Payable upon Death”) will apply from the effective date of reinstatement (except in Georgia, Nebraska, Oklahoma, Pennsylvania, South Carolina, Tennessee, Utah and Virginia.) Surrender charges will also be reinstated. The NLG cannot be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT
During the first two years after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

A transfer for this purpose has no effect on the policy’s death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.

38  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rate(s) of interest, which differ from the maximum fees and charges and the minimum guaranteed rate(s) of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

We will not require evidence of insurability. We will require that:

1.	this policy is in force; and

2.	your request is in writing; and

3.	you repay any existing indebtedness.

The new policy will have the same initial death benefit, policy date and issue age as this policy. The premium for the new policy will be based on our rates in effect on its policy date for the same class of risk as under this policy.

We will inform you of the premium for the new policy and any extra sum required or allowance to be made for a cash surrender value adjustment that takes appropriate account of the values under both the exchange policy and the new policy. If the cash surrender value of this policy exceeds the cash surrender value of the new policy, the excess will be sent to you. If the cash surrender value of this policy is less than the cash surrender value of the new policy, you will be required to send us the shortage amount for this exchange to be completed.

Note to Connecticut residents: In Connecticut, during the first 18 months after the policy is issued, in addition to the above, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance we are then offering.

Proceeds Payable Upon Death

We will pay a benefit to the beneficiary of the policy when the insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

Option 1 (level amount): Under the Option 1 death benefit, if death is prior to the insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

•	the specified amount; or

•	a percentage of the policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

Option 2 (variable amount): Under the Option 2 death benefit, if death is prior to the insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

•	the policy value plus the specified amount; or

•	a percentage of policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

Example	Option 1	Option 2

Specified amount	$100,000	$100,000

Policy value	$5,000	$5,000

Death benefit	$100,000	$105,000

Policy value increases to	$8,000	$8,000

Death benefit	$100,000	$108,000

Policy value decreases to	$3,000	$3,000

Death benefit	$100,000	$103,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option 1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the insured’s attained insurance age of 100, the amount payable is the cash surrender value on the death benefit valuation date.

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CHANGE IN DEATH BENEFIT OPTION
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

If you change from Option 1 to Option 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

If you change from Option 2 to Option 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

•	Monthly deduction because the cost of insurance charges depends upon the specified amount.

•	Minimum initial premium.

•	Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT
Subject to certain limitations, you may make a written request to increase or decrease the specified amount.

Increases: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000, and we will not permit an increase after the insured’s attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.

An increase in the specified amount will have the following effect on policy costs:

•	Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.

•	Charges for certain optional insurance benefits may increase.

•	The minimum monthly premium will increase if the NLG is in effect.

•	The surrender charge will increase.

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the NLG is in effect. Because the minimum monthly premium will increase, you may also have to pay additional premiums to keep the NLG in effect.

Decreases: After the first policy year, you may decrease the specified amount, subject to all the following limitations:

•	Only one decrease per policy year is allowed.

•	We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.

•	After the decrease, the specified amount may not be less than the minimum amount shown in the policy.

•	In policy years 2-10, the specified amount remaining after the decrease may not be less than 50% of the initial specified amount.

•	In policy years 11-15, the specified amount remaining after the decrease may not be less than 25% of the initial specified amount.

•	In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.

•	The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

Each increase in specified amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase.

Example

This example assumes an initial specified amount of $100,000. In policy year 11, you increase the initial specified amount by $100,000. The current specified amount after this increase is $200,000. In policy year 12, and ten months after the effective date of the increase, you request an $85,000 decrease in the current specified amount. The maximum decrease permitted under

40  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

these assumptions is limited to $75,000, and the reduced specified amount after this decrease is $125,000, computed as follows:

Maximum reduction in initial specified amount in policy year 12:	$100,000 x .75	=	$75,000
Maximum reduction in increase in specified amount during first policy year of increase:			+0
Maximum permitted reduction in current specified amount:			$75,000
Current specified amount before reduction:			$200,000
Minus maximum permitted reduction in current specified amount:			-75,000

Specified amount after reduction:			$125,000

A decrease in specified amount will affect your costs as follows:

•	Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

•	Charges for certain optional insurance benefits may decrease.

•	The minimum monthly premium will decrease if the NLG is in effect.

•	The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

•	First from the portion due to the most recent increase;

•	Next from portions due to the next most recent increases successively; and

•	Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.

MISSTATEMENT OF AGE OR SEX
If the insured’s age or sex has been misstated, the proceeds payable upon death will be:

•	the policy value on the date of death; plus

•	the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

•	the amount of any outstanding indebtedness on the date of death.

SUICIDE
Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

Transfers Between the Fixed Account and Subaccounts

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  41

unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS
Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a policy if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the policy. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the policy, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

•	diluting the value of an investment in an underlying fund in which a subaccount invests;

•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

In order to help protect you and the underlying fund from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of policy value among the subaccounts of the variable account:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging or an asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

•	requiring transfer requests to be submitted only by first-class U.S. mail;

•	not accepting hand-delivered transfer requests or requests made by overnight mail;

•	not accepting telephone or electronic transfer requests;

•	requiring a minimum time period between each transfer;

•	not accepting transfer requests of an agent acting under power of attorney;

•	limiting the dollar amount that you may transfer at any one time;

•	suspending the transfer privilege; or

•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each policy, we will apply the transfer policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing

42  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

In addition to the market timing policy described above, which applies to transfers among the subaccounts within your policy, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your policy and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your policy transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of policy value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the policy in several ways, including but not limited to:

•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

•	Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

•	Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.

For more information about the market timing policies and procedures of an underlying fund, and the risks that market timing pose to that fund and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.

FIXED ACCOUNT TRANSFER POLICIES

•	You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

•	If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

•	If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

•	We will not accept requests for transfers from the fixed account at any other time.

•	If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy’s right to exchange provision. (See “Exchange Right.”)

MINIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

•	For mail and telephone transfers — $250 or the entire subaccount balance, whichever is less.

•	For automated transfers — $50.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  43

From the fixed account to a subaccount:

•	For mail and telephone transfers — $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

•	For automated transfers — $50.

MAXIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

•	None.

From the fixed account to a subaccount:

•	Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR
You may make transfers by mail or telephone. However, we reserve the right to limit transfers by mail or telephone to five per policy year. In addition to transfers by mail or telephone, you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS
In addition to written and telephone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.

Automated transfer policies

•	Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

•	You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

•	You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

•	If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

•	If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

•	If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

•	The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

•	If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

•	Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (Exception: The maximum number of transfers per year provision does not apply to automated transfers.)

•	You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING
You can use automated transfers to take advantage of dollar-cost averaging — investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

44  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

How dollar-cost averaging works

					Number
By investing an equal number			Amount	Accumulation	of units
of dollars each month...		Month	invested	unit value	purchased

		Jan	$100	$20	5.00

		Feb	100	18	5.56

you automatically buy		Mar	100	17	5.88

more units when the	è	Apr	100	15	6.67

per unit market price is low...		May	100	16	6.25

		June	100	18	5.56

		July	100	17	5.88

and fewer units		Aug	100	19	5.26

when the per unit	è	Sept	100	21	4.76

market price is high.		Oct	100	20	5.00

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.

ASSET REBALANCING
Subject to availability, you can ask us in writing to reallocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.

Policy Loans

You may borrow against your policy by written or telephone request. (See “Two Ways to Request a Transfer, Loan or Surrender” for the address and telephone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request in good order at our home office (for exceptions — see “Deferral of Payments,” under “Payment of Policy Proceeds”). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS
$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

•	In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  45

•	In Alabama, 100% of the policy value minus surrender charges.

•	In all other states, 90% of the policy value minus surrender charges.

•	For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS
Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS
We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST
If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and the subaccounts with value on a pro-rata basis. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS
A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG to terminate.

Policy Surrenders

You may take a full or a partial surrender by written request. We may, but are not required to, accept a full or partial surrender request from you by phone. (See “Two Ways to Request a Transfer, Loan or Surrender” for address and telephone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions — see “Deferral of Payments” under “Payment of Policy Proceeds”). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS
If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See “Loads, Fees and Charges.”)

PARTIAL SURRENDERS
After the first policy year, you may take any amount from $500 up to 90% of the policy’s cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, as described under “Loads, Fees and Charges.” Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

Effect of partial surrenders

•	A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See “Fee Tables” and “Loads, Fees and Charges.”)

46  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

•	A partial surrender will reduce the death benefit by the amount of the partial surrender and charge, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

•	A partial surrender may terminate any of the NLG options. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the NLG in effect.

•	If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and charge. We will deduct this decrease from the current specified amount in this order:

1.	First from the specified amount provided by the most recent increase;

2.	Next from the next most recent increases successively;

3.	Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See “Decreases” under “Proceeds Payable Upon Death.”)

•	If Option 2 is in effect, a partial surrender does not affect the specified amount.

Two Ways to Request a Transfer, Loan or Surrender

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

 1  By mail

Regular mail:

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

Express mail:

RiverSource Life Insurance Company
70200 Ameriprise Financial Center
Minneapolis, MN 55474

*	Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory income tax withholding on the taxable portion of the distribution.

 2  By phone

1-800-862-7919 (toll free)

•	We answer telephone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

•	We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

•	We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

RECEIVING PAYMENT

 1 By regular or express mail

•	payable to you;

•	mailed to your address of record.

NOTE: We will charge you a fee if you request express mail delivery. (See “Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds”.)

 2 By wire or other form of electronic payment

•	request that payment be wired to your bank account;

•	pre-authorization required.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  47

NOTE: We will charge you a fee if you request electronic fund transfer. (See “Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds”.)

We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the policy owner or to an address other than the address of record. These requirements will be designed to ensure policy owner instructions are genuine and to prevent fraud.

Payment of Policy Proceeds

We will pay proceeds when:

•	you surrender the policy; or

•	the insured dies.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at the rate not less than 4% per year (8% in Arkansas, 11% in Florida) on lump sum death proceeds, from the date of the insured’s death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS
During the insured’s lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum: $5,000). We will transfer any such amount to our general investment account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.

Option A — Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

Option B — Payments for a specified period: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS
We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

•	the payment includes a premium payment check that has not cleared;

•	the NYSE is closed, except for normal holiday and weekend closings;

•	trading on the NYSE is restricted, according to SEC rules;

•	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

•	the SEC permits us to delay payments for the protection of security holders.

•	the Columbia Variable Portfolio – Cash Management Fund suspends payments of redemption proceeds in connection with a liquidation of the fund. In that case we will delay payment of any transfer, surrender, loan or death benefit from the fund until the fund is liquidated.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request in good order. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

Federal Taxes

The following is a general discussion of the policy’s federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation, YOU SHOULD CONSULT A

48  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.

You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for federal and state income tax, gift tax and estate or inheritance tax and also your ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

Income tax reporting and withholding: If any amounts are (or are deemed to be) taxable distributions to the policy owner, such amounts will generally be subject to federal income tax and possibly a tax penalty, and may be subject to federal withholding pursuant to the Code. (See “Taxation of Policy Proceeds.”) Such amounts will also be subject to tax reporting. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.

Diversification and investor control: A variable life insurance policy must meet a diversification test under Section 817(h) of the Code and is subject to an investor control rule. Failure to meet either of these tests means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets based on IRS rules. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts’ assets.

RIVERSOURCE LIFE’S TAX STATUS
We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we then understand it.

TAXATION OF POLICY PROCEEDS
Death benefit proceeds: The death benefit paid to the beneficiary generally is not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the insured’s attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

Death benefit proceeds under Payment Option A: The death benefit proceeds are not subject to income tax, but payments of interest are taxable and may be reported to the IRS and a state, if applicable.

Death benefit proceeds under Payment Options B and C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary’s investment in the policy and will not be taxed. The beneficiary’s investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, all payments made after the investment in the policy is fully recovered will be subject to tax. Any taxable earnings may be reported to the IRS and a state, if applicable.

Pre-death proceeds (See the following table.): Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, or payment options may be subject to federal (or state, if applicable) income tax as ordinary income to the extent of any earnings in the contract. Depending on the situation, these rules may also apply to policy loans and an assignment of the policy as collateral. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained in the following table). The taxable amount may also be subject to an additional 10% IRS penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2. (See “Penalty tax” under “Modified Endowment Contracts.”)

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Source of Proceeds	Taxable Portion of Pre-death Proceeds

Non-Modified Endowment Contracts:	Taxable portion of pre-death proceeds:

Full surrender:	You will be taxed on the amount received, plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of full surrender — these earnings may be part of the policy cash value or part of loans previously taken. It could be the case that a policy with a relatively small existing cash surrender value could have significant earnings that will be taxed upon surrender of the policy.

Lapse:	You will be taxed on any indebtedness minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of lapse — these earnings may be part of the policy cash value or part of loans previously taken. It could be the case that a policy with a relatively small existing cash surrender value could have significant earnings that will be taxed upon lapse of the policy.

Partial Surrenders:	Generally, if the amount received is greater than your investment in the policy,(1) the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments and pledges:	None.(2)

Modified Endowment Contracts:(3)	Taxable portion of pre-death proceeds:

Full surrender:	You will be taxed on the amount received, plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of full surrender — these earnings may be part of the policy cash value or part of loans previously taken. Please note, for modified endowment contracts, it is likely that any earnings taken in previous policy loans were taxable and would be included in the investment in the policy.

Lapse:	You will be taxed on any indebtedness minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of lapse — these earning may be part of the policy cash value or part of loans previously taken.

Partial Surrenders:	You will be taxed on the lesser of: • the amount received; or • policy value minus your investment in the policy.(1)

Policy loans and assignments and pledges:	You will be taxed on the lesser of: • the amount of the loan/assignment; or • policy value minus your investment in the policy.(1)

Payment Options: Pre-death proceeds (applicable to non-modified endowment contracts and modified endowment contracts):	Option A: Treated as a full surrender; earnings are taxed and may be subject to an additional 10% penalty tax for modified endowment contracts. Interest is taxed (but not subject to an additional 10% IRS penalty tax).

Options B and C: A portion of each payment is taxed and a portion is considered a return on investment in the policy(1) and not taxed. Any indebtedness at the time the option is elected is treated as a partial surrender and earnings are taxed (and may be subject to an additional 10% penalty tax for modified endowment contracts). Payments made after the investment in the policy(1) is fully recovered are taxed (and may be subject to an additional 10% penalty tax for modified endowment contracts).

(1)	Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2)	However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to “full surrender” or “lapse” under “Source of Proceeds” in the “Non-Modified Endowment Contracts” section shown above for the explanation of tax treatment.
(3)	Any taxable portion of pre-death proceeds may be subject to a 10% IRS penalty tax (exceptions apply — see “Penalty tax” under “Modified Endowment Contracts.”)

50  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

MODIFIED ENDOWMENT CONTRACTS
Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.

We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification, sex and age of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

•	ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

•	ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options. If you do not choose one of these options, your policy will remain a modified endowment contract for the life of the policy. (See “Modified Endowment Contracts” in the table under “Taxation of Policy Proceeds.”)

Increases in benefits: We recalculate limits when an increase is a “material change.” Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit,(1) is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the “Proceeds Payable upon Death” section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment contract if premiums you pay in the first seven years following a material change exceed the recalculated limits.

Reductions in benefits: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had been in effect for the entire applicable seven-year period. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

Distributions affected: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

Serial purchase of modified endowment contracts: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

Penalty tax: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

•	the distribution occurs on or after the date that the owner attains age 59 1/2;

•	the distribution is attributable to the owner becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

•	the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner’s beneficiary.

(See “Taxation of Policy Proceeds” “Pre-death proceeds” and accompanying table.)

(1)	Please note that any Base Insured Rider (BIR) or Other Insured Rider (OIR) currently in force on a policy cannot be increased. Also, these riders are no longer available for purchase.

OTHER TAX CONSIDERATIONS
Interest paid on policy loans: Generally, no deduction is allowed for interest paid or accrued on any indebtedness with respect to life insurance policies. However, a deduction is allowed under Section 264(e) of the Code for interest (subject to certain interest rate limitations) on policy loans of a business with respect to certain key person insurance. The aggregate amount of indebtedness that can be borrowed on that key individual (who must be an officer or 20-percent owner of the business) may not exceed $50,000. The amount of key persons is limited to a maximum of 20 with respect to any controlled

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  51

group of companies. A business that falls within the exception of Section 264(e) and is allowed a deduction for interest with respect to key-person insurance up to $50,000 nonetheless must also not fall within the either of the prohibitions of Sections 264(a)(2) (with respect to certain single premium policies), and (a)(3) (indebtedness incurred or continued to purchase or carry a life insurance contract pursuant to a plan of purchase which contemplates the systematic borrowing of part or all of the increases in the cash value).

Policy changes: Changing ownership, exchanging or assigning the policy may have income, gift and/or estate tax consequences, depending on the circumstances.

1035 exchanges: See “Exchange/Replacement Risk” under “Policy Risk” for potential risks associated with 1035 exchanges. Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old policy or contract. If the life insurance policy has an outstanding loan, there may be tax consequences. Currently, partial exchanges of life insurance policies are not allowed by the company because there is no guidance from the IRS.

Other taxes: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. All of these laws are subject to change.

Qualified Tax-deferred retirement plans: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, (iii) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (iv) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan. The policy will not provide any necessary or additional tax deferral if it is used to fund a tax-deferred retirement plan.

On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy’s cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.

Employer-owned life insurance: The Pension Protection Act (PPA) of 2006 amended Section 101 of the Code by adding a new Section 101(j) that addresses the tax treatment of “employer-owned life insurance” (EOLI). Unless one of four specified conditions is met and the notice and consent requirements are met, any death benefits in excess of the premiums paid are taxed. In general, an EOLI contract is any life insurance contract owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the contract and that covers the life of an employee of the employer (or certain related persons). Additionally, an applicable policyholder owning 1 or more employer-owned life insurance contracts is required to file a Form 8925 with the IRS. The applicable policyholder is required to keep records necessary to determine whether the requirements of the reporting rule and the income inclusion rule are met.

The four specified conditions are:

•	The insured was an employee at any time during the 12-month period before the insured’s death;

•	The insured is, at the time the contract is issued a director, a highly compensated employee as defined by reference to the qualified plan rules in Section 414(q) or one of the 35% most highly compensated individuals within the meaning of self-insured health plans;

•	The death benefits are paid to a member of the family of the insured, any individual who is the designated beneficiary of the insured under the contract (other than the employer), a trust established for the benefit of any such member of the family or designated beneficiary, or the estate of the insured; or

52  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

•	The amount is used to purchase an equity (or capital or profits) interest in the employer from a family member of the insured, an individual who is a designated beneficiary, a trust established for the benefit of a family member or designated beneficiary, or the estate of the insured.

The notice and consent requirements are met if, before the issuance of the policy, the employee:

•	Is notified in writing that the applicable policyholder intends to insure the employee’s life and of the maximum face amount for which the employee could be insured at the time the contract was issued;

•	Provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment; and

•	Is informed in writing that an applicable policyholder will be a beneficiary of any proceeds payable upon the death of the employee.

SPLIT DOLLAR ARRANGEMENTS
The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into or materially modified after Sept. 17, 2003. You should consult your legal and tax advisors before developing or entering into a split dollar arrangement.

A typical split-dollar life insurance agreement is an arrangement under which two parties agree to share the costs and benefits of a permanent life insurance contract which provides both a death benefit and cash values. The arrangement divides or “splits” between two parties the death benefit and the cash value of the policy or other economic benefits under the contract. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. The typical split dollar arrangement is between an employer and an employee, but the arrangement may be used in other relationships, such as between a corporation-shareholder, a parent and a child, or a donor and a charity.

Traditionally, there have been two types of split dollar arrangements. In the “endorsement” system, the employer owns the policy and is responsible for the payment of the annual premiums. The employee is then required to reimburse the employer for his or her share, if any, of the premiums. The “collateral assignment system” is described as a system in which the employee in form owns the policy and pays the entire premium. The employer in form makes annual loans (sometimes without interest or below the fair rate of interest), to the employee of amounts equal to the yearly increases in the cash surrender value, but not exceeding the annual premiums. The employee executes an assignment of the policy to the employer as collateral security for the loans. The loans are generally payable at the termination of employment or the death of the employee. In a reverse split dollar plan, the payor of the premiums retains the life insurance protection and another party owns the rights to the cash value of the policy.

The Treasury regulations define a split dollar life insurance arrangement as any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract. The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.

Under a special rule, any arrangement between an owner and a non-owner of a life insurance contract is treated as a split-dollar life insurance arrangement (regardless of whether the criteria set forth above are satisfied) if the arrangement is entered into in connection with the performance of services and is not part of a group-term life insurance plan described in Section 79, the employer or service recipient pays, directly or indirectly, all or any portion of the premiums; and either (1) the beneficiary of all or any portion of the death benefit is designated by the employee or service provider or is any person whom the employee or service provider would reasonably be expected to designate as the beneficiary; or (2) the employee or service provider has any interest in the policy cash value of the life insurance contract. For example, in a compensatory context in which the employer owns the contract, the employee must include in gross income the value of any interest in the cash surrender value of the contract provided to the employee during a taxable year.

Another special rule provides that an arrangement is a split-dollar arrangement (regardless of whether the criteria set forth above are satisfied) if the arrangement is entered into between a corporation and another person in that person’s capacity as a shareholder in the corporation; the corporation pays, directly or indirectly, all or any portion of the premiums; and either (1) the beneficiary of all or any portion of the death benefit is designated by the shareholder or is any person whom the shareholder would reasonably be expected to designate as the beneficiary; or (2) the shareholder has any interest in the policy cash value of the life insurance contract.

Mutually Exclusive Regimes

The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, RRTA, SECA, and wage withholding. The regulations require both

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  53

the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.

•	Economic Benefit Split Dollar: As a general rule for split-dollar life insurance arrangements that are taxed under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. Also, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.

The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend distribution, a gift, or a transfer having a different tax character. Further, depending on the relationship between or among a non-owner and one or more other persons (including a non-owner or non-owners), the economic benefits may be treated as provided from the owner to the non-owner and as separately provided from the non-owner to such other person or persons (for example, as a payment of compensation from an employer to an employee and as a gift from the employee to the employee’s child).

•	Loan (Collateral Assignment) Split Dollar: Under loan regime, the non-owner of the life insurance contract is treated as loaning premium payments to the owner of the contract. Except for specified arrangements, the loan regime applies to any split-dollar loan. A payment made pursuant to a split-dollar life insurance arrangement is a split-dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is a loan under general principles of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy’s death benefit proceeds or its cash surrender value, or both. A borrower generally may not deduct any interest on a split-dollar. If the split-dollar loan provides for sufficient interest, then the loan generally is subject to the general rules for debt instruments.

If a split-dollar loan is a below-market loan, then, in general, the loan is recharacterized as a loan with interest at the applicable Federal rate (AFR), coupled with an imputed transfer by the lender to the borrower. The timing, amount, and characterization of the imputed transfers between the lender and borrower of the loan will depend upon the relationship between the lender and the borrower (for example, the imputed transfer is generally characterized as a compensation payment if the lender is the borrower’s employer), and whether the loan is a demand loan or a term loan.

EOLI Requirements May Apply

A contract that is subject to a split dollar arrangement is an employer-owned life insurance contract if the contract is owned by a person engaged in a trade or business and is otherwise described in Section 101(j) of the Code. However, the general rule of Section 101(j) does not apply to the extent any amount received by reason of the death of the insured is paid to a family member of the insured, an individual who is a designated beneficiary, a trust established for the benefit of a family member or designated beneficiary. Notice 2008-42 provides guidance regarding the application of Sections 101(j) to life insurance contracts that are subject to split-dollar life insurance arrangements.

Taxation — Determined by Policy ownership

The regulations provide rules for determining the owner and the non-owner of the life insurance contract. The general rule is that the owner is the person named as the policy owner. If two or more persons are designated as the policy owners, the first-named person generally is treated as the owner of the entire contract. If two or more persons are named as the policy owners and each such person has at all times, all the incidents of ownership with respect to an undivided interest in the contract, however, those persons are treated as owners of separate contracts. The general rule that the person named as the policy owner is treated as the owner of the life insurance contract is subject to two exceptions involving situations in which the only benefit available under the split-dollar life insurance arrangement is the value of current life insurance protection (that is, non-equity arrangements).

The regulations add attribution rules to determine the owner of a policy. Under these rules, if a split-dollar life insurance arrangement is entered into in connection with the performance of services, the employer or service recipient is treated as the owner of the life insurance contract if the owner under the split-dollar life insurance arrangement is: (a) a trust described in

54  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

Section 402(b); (b) A grantor trust that is treated as owned by either the employer or the service recipient; (c) a welfare benefit fund within the meaning of Section 419(e)(1); or (d) certain related parties.

If you are considering a split dollar arrangement, you should consult your legal and tax advisor.

Section 409A

The Section 409A regulations explain that a split-dollar life insurance arrangement may provide for deferred compensation, as determined through application of the general rules defining deferred compensation and a nonqualified deferred compensation plan. Notice 2007-34 was issued concurrently with the regulations under Section 409A to provide guidance regarding the application of Section 409A to split-dollar life insurance arrangements. The Notice confirms that many split-dollar arrangements are not subject to Section 409A and provides that certain modifications of these arrangements necessary to comply with, or avoid application of, Section 409A will not be treated as material modifications under the split dollar rules. The Notice further clarifies that a split-dollar arrangement generally provides for deferred compensation if the service provider has a legally binding right during a taxable year to compensation that is payable to or on behalf of the provider in a later year. In addition, the regulations under Section 409A provide additional categories of plans for purposes of the aggregation rules, including a separate category for split-dollar arrangements.

Distribution of the Policy

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the policy for sale, you may continue to make premium payments if permitted under the terms of your policy. We paid commissions to an affiliated selling firm of up to 95% of the initial target premium (annualized) when the policy was sold, plus we pay up to 3.5% of all premiums in excess of the target premium. We determine the target premium, according to age, gender and risk classification of the insured at the time of issue as well as by the specified amount of the policy for as long as the policy remains in effect. At the end of policy years one through ten, we pay our sales representatives a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to our representatives if an increase in coverage occurs.

The above commissions and service fees compensate our sales representative for selling and servicing the policy. These commissions do not change depending on which subaccounts you choose to allocate your premium. We also may pay additional commissions to help compensate the field leadership and pay for other distribution expenses and benefits noted below. Our sales representative may be required to return sales commissions under certain circumstances including, but not limited to, if you return the policy under the free look period.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your policy.

We pay the commissions and other compensation described above from our assets. Our assets include:

•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see “Fee Tables”);

•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The funds”);

•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and

•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part of all of the commissions and other compensation described above indirectly through:

•	fees and expenses we collect from policy owners, including surrender charges; and

•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  55

Legal Proceedings

Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota and a multistate insurance department examination). RiverSource Life has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Policy Illustrations

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or telephone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS
Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

Expenses: The policy values illustrated reflect the deduction of the following expenses:

•	Premium expense charges;

•	Cost of insurance charges;

•	Policy fees;

•	Mortality and expense risk charges; and

•	Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

•	Current charges in all years illustrated; and

•	Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled “Fee Tables” and “Loads, Fees and Charges.” These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see “Fee Tables”), would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the fee tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.13% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund operating expenses.

Risk classification of the insured: The illustration assumes the insured is a male, age 40, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if this assumed insured did not qualify as a preferred nonsmoker risk.

Death benefit: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

56  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

Premiums: The illustrations assume that a premium of $4,500 is paid in full at the beginning of each policy year. Results would differ if:

•	Premiums were not paid in full at the beginning of each policy year;

•	Premium amounts paid were different.

Loans and partial surrenders: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  57

Illustration

Initial specified amount $300,000			Male — age 40					Current costs assumed
Death benefit Option 1			Preferred nonsmoker					Annual premium $4,500

	Premium(1)
	accumulated	Death benefit			Policy value			Cash surrender value
End of	with annual	assuming hypothetical gross			assuming hypothetical gross			assuming hypothetical gross
policy	interest	annual investment return of			annual investment return of			annual investment return of
year	at 5%	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	4,725	300,000	300,000	300,000	3,682	3,923	4,163	556	797	1,037
2	9,686	300,000	300,000	300,000	7,287	7,998	8,739	4,161	4,872	5,613
3	14,896	300,000	300,000	300,000	10,798	12,216	13,752	7,672	9,090	10,626
4	20,365	300,000	300,000	300,000	14,227	16,591	19,256	11,101	13,465	16,130
5	26,109	300,000	300,000	300,000	17,559	21,113	25,284	14,433	17,987	22,158

6	32,139	300,000	300,000	300,000	20,796	25,790	31,891	18,295	23,289	29,391
7	38,471	300,000	300,000	300,000	23,916	30,605	39,114	22,040	28,729	37,238
8	45,120	300,000	300,000	300,000	26,939	35,581	47,034	25,689	34,330	45,783
9	52,101	300,000	300,000	300,000	29,860	40,719	55,716	29,235	40,093	55,091
10	59,431	300,000	300,000	300,000	32,658	46,004	65,221	32,658	46,004	65,221

15	101,959	300,000	300,000	300,000	45,755	76,404	131,043	45,755	76,404	131,043
20	156,237	300,000	300,000	320,816	55,538	112,426	239,415	55,538	112,426	239,415
25	225,511	300,000	300,000	508,630	60,805	155,278	416,910	60,805	155,278	416,910
30	313,924	300,000	300,000	816,125	58,510	206,821	703,556	58,510	206,821	703,556
35	426,763	300,000	300,000	1,250,005	43,687	272,605	1,168,229	43,687	272,605	1,168,229

40	570,779	300,000	376,604	2,022,842	2,590	358,670	1,926,516	2,590	358,670	1,926,516
45	754,583	—	484,393	3,292,770	—	461,327	3,135,971	—	461,327	3,135,971
50	989,169	—	609,569	5,285,749	—	580,542	5,034,046	—	580,542	5,034,046
55	1,288,567	—	751,442	8,363,092	—	715,659	7,964,849	—	715,659	7,964,849
60	1,670,683	—	894,545	12,840,523	—	885,689	12,713,389	—	885,689	12,713,389

(1)	This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

58  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

Illustration

Initial specified amount $300,000			Male — age 40					Guaranteed costs assumed
Death benefit Option 1			Preferred nonsmoker					Annual premium $4,500

	Premium(1)
	accumulated	Death benefit			Policy value			Cash surrender value
End of	with annual	assuming hypothetical gross			assuming hypothetical gross			assuming hypothetical gross
policy	interest	annual investment return of			annual investment return of			annual investment return of
year	at 5%	0%	6%	12%	0%	6%	12%	0%	6%	12%

1	4,725	300,000	300,000	300,000	3,407	3,639	3,870	281	513	744
2	9,686	300,000	300,000	300,000	6,702	7,377	8,081	3,576	4,251	4,955
3	14,896	300,000	300,000	300,000	9,886	11,221	12,669	6,760	8,095	9,543
4	20,365	300,000	300,000	300,000	12,954	15,167	17,667	9,828	12,041	14,541
5	26,109	300,000	300,000	300,000	15,902	19,214	23,108	12,776	16,088	19,982

6	32,139	300,000	300,000	300,000	18,725	23,358	29,034	16,224	20,857	26,533
7	38,471	300,000	300,000	300,000	21,426	27,607	35,498	19,550	25,731	33,622
8	45,120	300,000	300,000	300,000	24,000	31,959	42,551	22,750	30,709	41,300
9	52,101	300,000	300,000	300,000	26,444	36,413	50,251	25,819	35,788	49,626
10	59,431	300,000	300,000	300,000	28,752	40,970	58,664	28,752	40,970	58,664

15	101,959	300,000	300,000	300,000	37,832	65,011	114,085	37,832	65,011	114,085
20	156,237	300,000	300,000	300,000	41,505	90,445	202,507	41,505	90,445	202,507
25	225,511	300,000	300,000	422,454	36,828	115,890	346,274	36,828	115,890	346,274
30	313,924	300,000	300,000	662,697	17,375	138,683	571,290	17,375	138,683	571,290
35	426,763	—	300,000	989,710	—	154,037	924,963	—	154,037	924,963

40	570,779	—	300,000	1,563,022	—	149,635	1,488,593	—	149,635	1,488,593
45	754,583	—	300,000	2,470,013	—	87,334	2,352,394	—	87,334	2,352,394
50	989,169	—	—	3,819,282	—	—	3,637,412	—	—	3,637,412
55	1,288,567	—	—	5,750,659	—	—	5,476,818	—	—	5,476,818
60	1,670,683	—	—	8,273,133	—	—	8,191,220	—	—	8,191,220

(1)	This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We do not represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  59

Key Terms

These terms can help you understand details about your policy.

Accumulation unit: An accounting unit used to calculate the policy value of the subaccounts prior to the insured’s death.

Attained insurance age: The insured’s insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

Cash surrender value: Proceeds received if you surrender the policy in full, or the amount payable if the insured’s death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.

Close of business: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

Code: The Internal Revenue Code of 1986, as amended.

Death benefit valuation date: The date of the insured’s death when death occurs on a valuation date. If the insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the insured’s death.

Duration: The number of years a policy is in force. For example, Duration 1 is the first year the policy is in force and Duration 15 is the 15th year the policy is in force.

Fixed account: The general investment account of RiverSource Life. The fixed account is made up of all of RiverSource Life’s assets other than those held in any separate account.

Fixed account value: The portion of the policy value that you allocate to the fixed account, including indebtedness.

Funds: Mutual funds or portfolios, each with a different investment objective. (See “The Variable Account and the Funds.”) Each of the subaccounts of the variable account invests in a specific one of these funds.

Good order: We cannot process your transaction request relating to the policy until we have received the request in good order at our home office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the policy number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Indebtedness: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

Insurance age: The insured’s age, based upon his or her last birthday on the date of the application.

Insured: The person whose life is insured by the policy.

Lapse: The policy ends without value and no death benefit is paid.

Minimum monthly premium: The premium required to keep the NLG in effect. We show the minimum monthly premium in your policy.

Monthly date: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

Net amount at risk: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

Net premium: The premium paid minus the premium expense charge.

No lapse guarantee (NLG): A feature of the policy guaranteeing that the policy will not lapse before the insured has attained insurance age 70 (or five policy years, if later) (always five policy years if the policy is purchased in New Jersey, Massachusetts or Texas). The guarantee is in effect if you meet certain premium payment requirements.

Owner: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus “you” and “your” refer to the owner.

Policy anniversary: The same day and month as the policy date each year the policy remains in force.

60  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

Policy date: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

Policy value: The sum of the fixed account value plus the variable account value.

Proceeds: The amount payable under the policy as follows:

•	Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured’s death, minus any indebtedness.

•	Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the cash surrender value.

•	On surrender of the policy, the proceeds will be the cash surrender value.

Risk classification: A group of insureds that RiverSource Life expects will have similar mortality experience.

RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.

Scheduled premium: A premium you select at the time of application, of a level amount, at a fixed interval of time.

Specified amount: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured’s attained insurance age 100. We show the initial specified amount in your policy.

Subaccounts: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

Surrender charge: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

Valuation date: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the time it closes. At the NYSE close, the next valuation date begins.

Valuation period: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

Variable account: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

Variable account value: The sum of the values that you allocate to the subaccounts of the variable account.

Financial Statements

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statement date.

RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS  61

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62  RIVERSOURCE VARIABLE UNIVERSAL LIFE III — PROSPECTUS

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919

Additional information about RiverSource Variable Life Separate Account (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or RiverSource Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center, Minneapolis, MN 55474
1-800-862-7919
riversource.com/lifeinsurance

You may review and copy information about the Registrant, including the SAI, at the SEC’s Public Reference Room in Washington, D.C.
(for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the
EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC,
100 F Street, N.E., Washington, D.C. 20549.

Investment Company Act File #811-4298

RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Company.
Both companies are affiliated with Ameriprise Financial Services, Inc.

© 2008-2014 RiverSource Life Insurance Company. All rights reserved.

S-6189 AG (5/14)

PART B: STATEMENT OF ADDITIONAL INFORMATION
The combined Statement of Additional Information and Financial Statements for RiverSource Variable Life Separate Account dated May 1, 2014, filed electronically as Part B to Post-Effective Amendment No. 31 to Registration Statement No. 33-62457 on or about May 1, 2014, is incorporated by reference to this Post-Effective Amendment No. 46.

PART C: OTHER INFORMATION
Item 26. Exhibits — Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.
(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.
(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.
(a)(3) Board Resolution for establishment of 41 subaccounts dated April 25, 2000, filed electronically as Exhibit 8(a) to Registrant’s Post-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.
(a)(4) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio — New Dimensions Fund dated October 29, 1999, filed electronically as Exhibit 8(b) to Registrant’s Post-Effective Amendment No. 1 File No. 333-69777 is incorporated herein by reference.
(a)(5) Board Resolution for establishment of 81 subaccounts dated August 30, 2005, filed electronically as Exhibit (a)(5) to Registrant’s Post-Effective Amendment No. 27 (File No. 333-69777) is incorporated herein by reference.
(a)(6) Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for the IDS Life Insurance Company adopted December 8, 2006, for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed as Exhibit (a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.
(a)(7) Board Resolution for establishment of 91 subaccounts dated April 24, 2007, filed electronically as Exhibit (a)(7) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.
(a)(8) Board Resolution for establishment of 101 subaccounts dated April 15, 2011, filed electronically as Exhibit (a)(9) to Post-Effective Amendment No. 29 to Registration Statement No. 33-62457 is incorporated herein by reference.
(a)(9) Board Resolution for establishment of 21 subaccounts dated April 28, 2014 filed electronically as Exhibit (a)(10) to Post-Effective Amendment No. 31 to Registration Statement No. 33-62457 is incorporated herein by reference.
(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company for Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.
(d)(1) Single Premium Variable Life Insurance Policy (SPVL) filed with the Initial Registration Statement (File No. 33-11165) on or about December 31, 1986, is incorporated herein by reference.
(d)(2) Flexible Premium Variable Life Insurance Policy (VUL III) filed electronically as Exhibit 1.A. (5)(b) to Registrant’s Form S-6 with Pre-Effective Amendment No. 1 (File No. 333-69777) is incorporated herein by reference.
(d)(3) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV - ES) filed electronically as Exhibit 1.A. (5)(c) to Registrant’s Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002, is incorporated herein by reference.
(d)(4) Copy of Base Insured Rider (Term Insurance) filed electronically as Exhibit 1.A. (12) to Registrant’s Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002, is incorporated herein by reference.
(d)(5) Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(5) to Post-Effective Amendment No. 14 to Registration Statement No. 333-69777 is incorporated herein by reference.
(d)(6) Copy of Waiver of Premium Rider for Total Disability filed electronically as Exhibit (d)(6) to Post-Effective Amendment No. 14 to Registration Statement No. 333-69777 is incorporated herein by reference.
(d)(7) Copy of Specimen Policy for Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV-ES) filed electronically as Exhibit (d)(7) to Registrant’s Post-Effective Amendment No. 27, (File No. 333-69777), is incorporated herein by reference.
(d)(8) Copy of AdvanceSource(R) Accelerated Benefit Rider filed electronically as Exhibit (d)(8) to Post-Effective Amendment No. 39 to Registration Statement No. 333-69777 is incorporated herein by reference.
(d)(9) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV-ES) filed electronically as Exhibit (d)(9) to Post-Effective Amendment No. 39 to Registration Statement No. 333-69777 is incorporated herein by reference.
(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A. (10) to Registrant’s Form S-6, Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(e)(2) Form of Supplemental Application for AdvanceSource (R) Accelerated Benefit Rider filed electronically as Exhibit (e)(2) to Post-Effective Amendment No. 39 to Registration Statement No. 333-69777 is incorporated herein by reference.
(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.
(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.
(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3337, dated August 30, 2005, filed electronically as Exhibit (g)(1) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(2) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3337 and dated April 1, 1990, between IDS Life Insurance Company and Reinsurer, effective January 24, 2006 filed electronically as Exhibit (g)(2) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(3) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g)(3) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3007, dated November 25, 2003, filed electronically as Exhibit (g)(4) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(5) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(5) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(6) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(6) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(7) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(7) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(8) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated November 25, 2002, filed electronically as Exhibit (g)(8) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(9) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005, filed electronically as Exhibit (g)(9) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(10) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(10) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(11) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 1321, dated August 30, 2005, filed electronically as Exhibit (g)(11) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(12) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement identified as Treaty Number 1321 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer effective January 24, 2006, filed electronically as Exhibit (g)(12) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(13) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(13) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(14) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 103, dated November 25, 2002, filed electronically as Exhibit (g)(14) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(15) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 0094-4206, dated November 25, 2002, filed electronically as Exhibit (g)(15) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(16) Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2004 filed electronically as Exhibit (g)(16) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(17) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 7449-1, dated November 25, 2002, filed electronically as Exhibit (g)(17) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(18) Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement identified as Treaty Number 7449-1 and dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005 filed electronically as Exhibit (g)(18) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(19) Redacted copy of Amendment Number 2 to the Automatic YRT Reinsurance Agreement identified as Treaty Number 7449-1 and dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005, filed electronically as Exhibit (g)(19) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(20) Redacted copy of Automatic and Facultative Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(20) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(21) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(21) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(22) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(22) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(23) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2006 filed electronically as Exhibit (g)(23) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(24) Redacted copy of the Second Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(24) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(25) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 10401-00-00, dated August 30, 2005, filed electronically as Exhibit (g)(25) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(26) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement identified as Treaty Number 10401-00-00 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(26) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(27) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(27) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(28) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(28) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(29) Redacted copy of Amendment to the Automatic and Facultative YRT Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(29) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(30) Redacted copy of the Second Amendment to the Automatic and Facultative YRT Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(30) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(31) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(31) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(32) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001, filed electronically as Exhibit (g)(32) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(33) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 836301, dated August 30, 2005, filed electronically as Exhibit (g)(33) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(34) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(34) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(35) Redacted copy of the First Amendment to the Automatic YRT Agreement identified as Treaty 836301 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(35) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(36) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(36) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(37) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001, filed electronically as Exhibit (g)(37) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(38) Redacted copy of the Second Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(38) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(39) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3310-02, dated August 30, 2005, filed electronically as Exhibit (g)(39) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(40) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(40) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(g)(41) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3310-02 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(41) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.
(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.
(h)(2) Copy of Amended and Restated Fund participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.
(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.
(h)(5) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.
(h)(6) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.
(h)(7) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.
(h)(8) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.
(h)(9) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.
(h)(10) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically as Exhibit (h)(10) to Post-Effective Amendment No. 27 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.
(h)(12) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.
(h)(13) Copy of Amended and Restated Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit (h)(14) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.
(h)(14) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h) (15) to Post-Effective Amendment No. 28 333-69777 is incorporated herein by reference.
(h)(15) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.
(h)(16) Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.
(h)(17) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(18) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.
(h)(19) Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated January 1, 2007, filed electronically as Exhibit (h)(21) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.
(h)(20) Copy of Fund Participation Agreement dated May 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.
(h)(21) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.
(h)(22) Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.
(h)(23) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(26) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.
(h)(24) Copy of Amended and Restated Participation Agreement dated January 1, 2007, by and among, Royce Capital Fund, Royce & Associates LLC and RiverSource Life Insurance Company filed electronically as Exhibit (h)(27) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.
(h)(25) Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock Variable Series Funds, Inc. and BlackRock Investments, LLC filed electronically as Exhibit 8.3 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(26) Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investments Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.
(h)(27) Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Company filed electronically as exhibit 8.16 to RiverSource Variable Account 10’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated herein by reference.
(h)(28) Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Company filed electronically as exhibit 8.17 to RiverSource Variable Account 10’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated herein by reference.
(h)(29) Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Company filed electronically as exhibit 8.18 to RiverSource Variable Account 10’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated herein by reference.
(h)(30) Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.
(i) Not applicable
(j) Not applicable
(k) Consent and Opinion of Counsel is filed electronically herewith.
(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.
(m)(1) Calculations of Illustrations for VUL III are filed electronically herewith.
(m)(2) Calculations of Illustrations for VUL IV/VUL IV — Estate Series are filed electronically herewith.
(m)(3) Calculations of Illustrations for VUL IV/VUL IV — Estate Series 2005 Revisions are filed electronically herewith.
(m)(4) Calculations of Illustrations for VUL IV/VUL IV — Estate Series 2008 Revisions are filed electronically herewith.

(n) Consents of Independent Registered Public Accounting Firm for VUL III is filed electronically herewith.
(n)(1) Consent of Independent Registered Public Accounting Firm for VUL IV/VUL IV — Estate Series is filed electronically herewith.
(o) Not applicable.
(p) Not applicable.
(q) RiverSource Life Insurance Company’s Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit (q) to Post-Effective Amendment No. 28 to Registration Statement No. 33-62457 is incorporated herein by reference.
(r)(1) Power of Attorney to sign amendments to this Registration Statement dated August 2, 2013, filed electronically as Exhibit 13 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 24 to Registration Statement No. 333-139759, filed on or about August 15, 2013 is incorporated herein by reference.
Item 27. Directors and Officers of the Depositor
Directors and Officers of the Depositor RiverSource Life Insurance Company

Position and Offices
Name	Principal Business Address*	With Depositor
John R. Woerner		Chairman of the Board and President

Gumer C. Alvero		Director and Executive Vice President — Annuities

Richard N. Bush		Senior Vice President — Corporate Tax

Steve M. Gathje		Director, Senior Vice President and Chief Actuary

James L. Hamalainen		Senior Vice President — Investments and Treasurer

Colin J. Lundgren		Director

Brian J. McGrane		Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore		Secretary

Bridget M. Sperl		Director and Executive Vice President — Service Delivery

Jon Stenberg		Director and Executive Vice President — Life & Disability Insurance

*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC. 3/11/14 #237146

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise National Trust Bank	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	NY
Columbia Research Partners LLC	DE
Seligman Health Plus Partners LLC	DE
Seligman Partners LLC	DE
RiverSource CDO Seed Investment, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Porfolio LLC	DE
Threadneedle Asset Management Holdings Sarl	Luxembourg
(Threadneedle subsidiary list is not included.)

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.

**	Registered Broker-Dealer

Item 29. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriters
(a) RiverSource Distributors, Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:

Name and Principal	Positions and Offices
Business Address*	with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Vice President

James L. Hamalainen	Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)
RiverSource Distributors, Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NET
UNDERWRITING
NAME OF	DISCOUNTS	COMPENSATION
PRINCIPAL	AND	ON	BROKERAGE	OTHER
UNDERWRITER	COMMISSIONS	REDEMPTION	COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$408,527,238	None	None	None
Item 31. Location of Accounts and Records
The accounts and records of the Registrant are located at the offices of the Depositor RiverSource Life Insurance Company at 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474.
Item 32. Management Services
Not Applicable.
Item 33. Fee Representation
The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 28th day of April, 2014.

RiverSource Variable Life Separate Account
(Registrant)

By: RiverSource Life Insurance Company
(Depositor)

By /s/ John R. Woerner*

John R. Woerner
Chairman of the Board and President
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2014.

/s/ John R. Woerner* John R. Woerner	Chairman of the Board and President

/s/ Gumer C. Alvero* Gumer C. Alvero	Director and Executive Vice President – Annuities

/s/ Richard N. Bush* Richard N. Bush	Senior Vice President – Corporate Tax

/s/ Brian J. McGrane* Brian J. McGrane	Director, Executive Vice President and Chief Financial Officer

/s/ Steve M. Gathje* Steve M. Gathje	Director, Senior Vice President and Chief Actuary

/s/ Bridget M. Sperl* Bridget M. Sperl	Director and Executive Vice President – Service Delivery

/s/ James L. Hamalainen* James L. Hamalainen	Senior Vice President - Investments and Treasurer

/s/ Jon Stenberg* Jon Stenberg	Director and Executive Vice President – Life & Disability Insurance

*	Signed pursuant to Power of Attorney dated August 2, 2013, filed electronically as Exhibit 13 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 24 to Registration Statement No. 333-139759, by:

/s/ Dixie Carroll Dixie Carroll
Assistant General Counsel and
Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 46
TO REGISTRATION STATEMENT NO. 333-69777
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
Part A.
Prospectuses for:
RiverSource(R) Variable Universal Life IV/RiverSource(R) Variable Universal Life IV — Estate Series, and
RiverSource (R) Variable Universal Life Insurance III.
Part B.
The combined Statement of Additional Information and Financial Statements relating to RiverSource Variable Life Separate Account.
Part C.
Other Information.
Signatures.
Exhibits.

EXHIBIT INDEX
(k)	Consent and Opinion of Counsel.

(l)	Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(m)(1)	Calculations of Illustrations for VUL III.

(m)(2)	Calculations of Illustrations for VUL IV/VUL IV — ES.

(m)(3)	Calculations of Illustrations for VUL IV/VUL IV — ES 2005 Revisions.

(m)(4)	Calculations of Illustrations for VUL IV/VUL IV — ES 2008 Revisions.

(n)	Consent of Independent Registered Public Accounting Firm for VUL III.

(n)(1)	Consent of Independent Registered Public Accounting Firm for VUL IV/VUL IV — Estate Series.